UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: July 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Exchange-Traded
Funds
31 July
2021
Nuveen Exchange-Traded
Funds
Fund Name	Listing Exchange	Ticker Symbol
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	NYSE Arca	NUAG
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	NYSE Arca	NUSA
Nuveen ESG High Yield Corporate Bond ETF	NYSE Arca	NUHY
Nuveen ESG U.S. Aggregate Bond ETF	NYSE Arca	NUBD
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.
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Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
More than a year has passed since the World Health Organization declared COVID-19 a global pandemic in March 2020, resulting in a year marked by a global economic downturn, financial market turbulence and some immeasurable losses of life. Although the health crisis persists, with the widespread distribution of vaccines in the U.S. and extraordinary economic interventions by governments and central banks around the world, we collectively look forward to what our “new normal” might be.
Rebounding global economic activity has driven both gross domestic product growth and inflation higher, especially in the U.S. Vaccinations have enabled a further reopening of economies while governments and central banks have taken extraordinary measures to support the recoveries. Since the crisis began, the U.S. government has enacted six relief measures totaling $5.3 trillion to support individuals and families, small and large businesses, state and local governments, education, public health and vaccinations. Currently, Congress is working on an infrastructure spending plan, although its final shape and whether it passes remains to be seen. The U.S. Federal Reserve (Fed) and other central banks around the world have acknowledged the economic progress to date but remain committed to sustaining the recovery by maintaining accommodative monetary conditions. However, as economies have reopened, the surge in consumer demand has outpaced supply chain capacity, resulting in a jump in inflation indicators in recent months. Whether inflation persists is a subject of debate by economists and some market observers, while the Fed and other central banks believe it to be more transitory. Additionally, the recent impact of the COVID-19 delta variant is likely to be factored into central bank forecasts, which could complicate the timing of monetary policy changes.
While the markets’ longer-term outlook has brightened, we expect intermittent bouts of volatility to continue. There are some signs that the first economies to recover  –  including China, the U.S. and Europe not far behind  –  have reached their growth peaks and are moving toward stabilization, while the delta variant is adding caution to the growth outlook. Markets are closely monitoring central bank signals, particularly if inflation remains elevated, as a sooner-than-expected shift to monetary tightening could slow the economic recovery. Additionally, as more virulent strains of COVID-19 such as the delta variant have spread, both case counts and hospitalizations are rising again, and vaccination rollouts have been uneven around the country and around the world. The recovery hinges on controlling the virus, and estimates vary considerably on when economic activity might be fully restored and what level of public inoculation would be sufficient to contain the spread of the virus, particularly in light of new variants. On the political front, the Biden administration’s full policy agenda and the potential for Congressional gridlock remain to be seen, either of which could cause investment outlooks to shift. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
If you have concerns about what’s coming next, it may be an opportune time to assess your portfolio. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
September 24, 2021

Portfolio Managers’
Comments
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
These Funds feature portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. Portfolio managers include Lijun (Kevin) Chen, CFA, and Yong (Mark) Zheng, CFA. Kevin has managed the Funds since their inceptions and Mark was added as a portfolio manager in June 2018.
Here the portfolio management team discusses U.S. economic and market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended July 31, 2021. For more information on each Fund’s investment objectives and policies, please refer to each Fund’s prospectus.
What factors affected the U.S. economy and the bond market during the twelve-month annual reporting period ended July 31, 2021?
Supported by massive fiscal and monetary stimulus and economic reopening, the U.S. economy rebounded more quickly than expected from the deep downturn caused by the COVID-19 crisis and containment measures. The federal government’s relief measures have totaled approximately $5.3 trillion across six aid packages that have allocated direct payments to individuals and families, expanded unemployment insurance, provided loans to large and small businesses, funded hospitals and health agencies, and supported state and local governments, education and public health/vaccination. (Additionally, in August 2021, after the close of this reporting period, the Senate approved a $1 trillion infrastructure and jobs plan, which moves to the House for consideration.) The U.S. Federal Reserve (Fed) has maintained short-term interest rates near zero and enacted credit facilities to help keep the financial system stable, lowering borrowing costs for businesses and individuals. Gross domestic product (GDP) expanded at an annualized rate of 6.3% in the first quarter and 6.5% in the second quarter, according to the “advance” estimate released by the Bureau of Economic Analysis, after shrinking 3.5% (annualized) in 2020 compared to 2019’s annual level.
By the start of this reporting period, markets had largely stabilized from the initial health crisis shock. In March 2020, equity and commodity markets sold off and safe-haven assets rallied as countries initiated quarantines, restricted travel and shuttered factories and businesses, while an ill-timed oil price war between the Organization of the Petroleum Exporting Countries (OPEC) and non-OPEC member Russia amplified price volatility. In late 2020, the announcement of high efficacy rates in several COVID-19 vaccine trials, fol-

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. For NUAG and NUSA, if all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUHY and NUBD, if all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
lowed by regulatory authorizations and public vaccination drives across Western countries, improved the outlook for 2021, which contributed to risk-on sentiment in the markets. Increasing vaccination rates and certain surprisingly strong economic readings in the first few months of 2021 led to rising inflation concerns. However, recent Fed commentary pointed to Fed Fund rate hikes by 2023, calming market fears of inaction.
The improving economy and rising inflation pressures steepened the yield curve and drove interest rates higher. Rates had peaked in the first quarter of 2021 then partially retreated by the end of the reporting period. As of July 31, 2021, yields on U.S. Treasuries with 1-year maturities fell to 0.07% (from 0.11% as of July 31, 2020), 5-year Treasury yields rose to 0.69% (from 0.22%), 10-year yields rose to 1.23% (from 0.54%) and 30-year yields rose to 1.90% (from 1.20%). While government bond performance was negative for the reporting period, spread sectors (non-governmental fixed income investments with higher yields at greater risk than governmental investments) generally outperformed as credit spreads continued to narrow. Demand for incremental yield remained strong, with risk appetite supported by economic and vaccine optimism, accommodative monetary policy signals from the Fed and anticipated fiscal stimulus from the Biden administration.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofA Enhanced Yield U.S. Broad Bond Index (the “NUAG Enhanced Index”). The NUAG Enhanced Index is designed to broadly capture the U.S. investment grade fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining comparable risk. The NUAG Enhanced Index is primarily comprised of U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. corporations that are publicly offered for sale in the U.S. The NUAG Enhanced Index selects from the securities included in the ICE BofA U.S. Broad Market Index (the “Base Index”), which consists of U.S. dollar-denominated, investment grade taxable debt securities with fixed rate coupons that have at least one year to final maturity.
The Fund generally invests in a sample of the securities in the NUAG Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUAG Enhanced Index. Under normal market conditions, the Fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in component securities of the NUAG Enhanced Index. To the extent the NUAG Enhanced Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUAG Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly NUAG Enhanced Index rebalances. During the reporting period, the Fund has remained fully invested within its allocation targets to track the NUAG Enhanced Index.
How did the Fund perform during the twelve-month reporting period ended July 31, 2021?
The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUAG Enhanced Index, which the Fund is designed to track. The Fund’s total return underperformed the NUAG Enhanced Index during the reporting period. The relative underperformance is mainly attributable to the representative sampling process, primarily within the securitized sector, that utilizes a subset of Index securities in an effort to provide exposure similar to that of the NUAG Enhanced Index, which leads the Fund to be overweight and underweight (and, in some cases, not invested at all in) certain securities as compared to the Index, transaction costs related to the Fund’s acquisition of portfolio securities, and the fees and expenses incurred by the Fund that are not incurred by the NUAG Enhanced Index. The NUAG Enhanced Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

What key strategies were used to manage the Fund during the twelve-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index (the “NUSA Enhanced Index”). The NUSA Enhanced Index is designed to broadly capture the 1-5 year U.S. investment grade fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining comparable risk. The NUSA Enhanced Index is primarily comprised of U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. corporations that are publicly offered for sale in the U.S. The NUSA Enhanced Index selects from the securities included in the ICE BofA 1-5 Year U.S. Broad Market Index (the “Base Index”), which consists of U.S. dollar-denominated, investment grade taxable debt securities with a remaining term to final maturity, or an average life, of less than five years.
The Fund generally invests in a sample of the securities in the NUSA Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUSA Enhanced Index. Under normal market conditions, the Fund invests at least 80% of its assets and the amount of any borrowings for investment purposes in component securities of the NUSA Enhanced Index. To the extent the NUSA Enhanced Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUSA Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly NUSA Enhanced Index rebalances. During the reporting period, the Fund has remained fully invested within its allocation targets to track the NUSA Enhanced Index.
How did the Fund perform during the twelve-month reporting period ended July 31, 2021?
The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUSA Enhanced Index, which the Fund is designed to track. For the reporting period, the Fund’s total return underperformed that of the NUSA Enhanced Index. The relative underperformance is mainly attributable to the representative sampling process, primarily within the securitized sectors, that utilizes a sub-set of Index securities in an effort to provide exposure similar to that of the NUSA Enhanced Index, which leads the Fund to be overweight and underweight (and, in some cases, not invested at all in) certain securities as compared to the Index, transaction costs related to the Fund’s acquisition of portfolio securities, and the fees and expenses incurred by the Fund that are not incurred by the NUSA Enhanced Index. The NUSA Enhanced Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
What key strategies were used to manage the Fund during the twelve-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, investing in a diversified portfolio of U.S. dollar-denominated, high yield, fixed-rate corporate bonds that satisfy certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track the investment results, before fees and expenses, of the Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index (“the NUHY Select Index”). The NUHY Select Index is composed of U.S. dollar-denominated below investment grade corporate bonds with above average liquidity that satisfy certain ESG and low-carbon criteria. Below investment grade bonds are commonly referred to as “high yield” or “junk” bonds. The NUHY Select Index selects from the securities included in the Bloomberg U.S. High Yield Very Liquid Index (the “Base Index”), which is designed to broadly capture the U.S. dollar-denominated, high yield, fixed-rate corporate bond market.
The Fund generally invests in a sample of the securities in the NUHY Select Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUHY Select Index. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the NUHY Select Index. To the extent the NUHY Select Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a

Portfolio Managers’ Comments (continued)
particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUHY Select Index. The Fund rebalances its holdings monthly in response to the monthly NUHY Select Index rebalances. During the reporting period, the Fund sought to fully invest within its allocation targets to track the NUHY Select Index.
How did the Fund perform during the twelve-month reporting period ended July 31, 2021?
The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUHY Select Index, which the Fund is designed to track. For the reporting period, the Fund’s total return underperformed that of the NUHY Select Index. The relative underperformance is mainly attributable to the transaction costs related to the Fund’s acquisition of portfolio securities, as well as fees and expenses incurred by the Fund that are not incurred by the NUHY Select Index. The NUHY Select Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
What key strategies were used to manage the Fund during the twelve-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, investing in a diversified portfolio of U.S. investment grade bonds that satisfy certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track the investment results, before fees and expenses, of the Bloomberg MSCI U.S. Aggregate ESG Select Index (“the NUBD Select Index”). The NUBD Select Index is composed of U.S. investment grade fixed income securities that satisfy certain ESG and low-carbon criteria, including U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. corporations that are publicly offered for sale in the U.S. The NUBD Select Index selects from the securities included in the Bloomberg U.S. Aggregate Bond Index (the “Base Index”), which is designed to broadly capture the U.S. investment grade, taxable fixed income market.
The Fund generally invests in a sample of the securities in the NUBD Select Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUBD Select Index. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the NUBD Select Index. To the extent the NUBD Select Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUBD Select Index. The Fund rebalances its holdings monthly in response to the monthly NUBD Select Index rebalances. During the reporting period, the Fund remained fully invested within its allocation targets to track the NUBD Select Index.
How did the Fund perform during the twelve-month reporting period ended July 31, 2021?
The Fund’s total returns at net asset value (NAV) are compared with the performance of the NUBD Select Index, which the Fund is designed to track. For the reporting period, the Fund’s total return underperformed that of the NUBD Select Index. The relative underperformance is mainly attributable to the representative sampling process, primarily within the securitized sector, that utilizes a subset of Index securities in an effort to provide exposure similar to that of the NUBD Select Index, which leads the Fund to be overweight and underweight (and, in some cases, not invested at all in) certain securities as compared to the Index, transaction costs related to the Fund’s acquisition of portfolio securities, and the fees and expenses incurred by the Fund that are not incurred by the NUBD Select Index The NUBD Select Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.

Risk Considerations and Dividend Information
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Investing involves risk; principal loss is possible. This is no guarantee the Fund's investment objective will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk occurs when interest rates rise causing bond prices to fall. Credit risk arises from an issuer's ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer's credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund's prospectus.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
Investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk is the risk that the value of the Fund's portfolio will decline because of rising interest rates. Credit Risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. These and other risk considerations are described in detail in the Fund's prospectus.
Nuveen ESG High Yield Corporate Bond ETF
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. These and other risk considerations, such as call, concentration and income risks, are described in detail in the Fund’s prospectus.
Nuveen ESG U.S. Aggregate Bond ETF
Investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don't use these criteria. Interest rate risk occurs when interest rates rise causing bond prices to fall. Credit risk arises from an issuer's credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund's prospectus.
Dividend Information
Each Fund seeks to pay monthly dividends out of its net investment income. Monthly distributions are not expected to be a level amount from period-to-period. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund's monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund's dividends for the reporting period are presented in this report's Financial Highlights. For income tax purposes, distribution information for NUAG, NUSA, NUHY and NUDB as of their most recent tax year end is presented in Note 6 - Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance and Expense Ratios
The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for each Fund's expense ratios as of the end of the reporting period.

Fund Performance and Expense Ratios (continued)
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of July 31, 2021
		Average Annual
	Inception Date	1-Year	Since Inception	Expense Ratios
NUAG at NAV	9/14/16	(0.81)%	3.40%	0.20%
NUAG at Market Price	9/14/16	(0.64)%	3.40%	-
ICE BofA Enhanced Yield U.S. Broad Bond Index	-	(0.01)%	3.78%	-
ICE BofA U.S. Broad Market Index	-	(0.82)%	3.38%	-
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of July 31, 2021
		Average Annual
	Inception Date	1-Year	Since Inception	Expense Ratios
NUSA at NAV	3/31/17	1.03%	2.99%	0.20%
NUSA at Market Price	3/31/17	0.80%	3.00%	-
ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index	-	1.53%	3.27%	-
ICE BofA 1-5 Year U.S. Broad Market Index	-	0.34%	2.65%	-
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

Fund Performance and Expense Ratios (continued)
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of July 31, 2021
		Average Annual
	Inception Date	1-Year	Since Inception	Expense Ratios
NUHY at NAV	9/25/19	6.32%	4.37%	0.35%
NUHY at Market Price	9/25/19	5.25%	4.48%	-
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index	-	6.83%	4.75%	-
Bloomberg U.S. High Yield Very Liquid Index	-	9.05%	6.40%	-
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of July 31, 2021
		Average Annual
	Inception Date	1-Year	Since Inception	Expense Ratios
NUBD at NAV	9/29/17	(1.72)%	3.81%	0.20%
NUBD at Market Price	9/29/17	(1.90)%	3.81%	-
Bloomberg MSCI U.S. Aggregate ESG Select Index	-	(0.95)%	4.09%	-
Bloomberg U.S. Aggregate Bond Index	-	(0.70)%	4.12%	-
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.

Yields    as of July 31, 2021
Dividend Rate is the average dividend per share for the current reporting period divided by the offering price per share at period end.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Rate may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Dividend Rate	2.54%
SEC 30-Day Yield	1.16%
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Dividend Rate	2.13%
SEC 30-Day Yield	0.61%
Nuveen ESG High Yield Corporate Bond ETF (NUHY)

Dividend Rate	4.59%
SEC 30-Day Yield	3.48%
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)

Dividend Rate	1.94%
SEC 30-Day Yield	1.04%

Holding Summaries    as of July 31, 2021
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. For NUAG and NUSA, if all three of Moody's S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUHY and NUBD, if all three of Moody's S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Fund Allocation (% of net assets)
Securitized	38.6%
U.S. Treasury	29.7%
Corporate Debt	24.9%
Government Related - Long-Term	6.1%
Investments Purchased with Collateral from Securities Lending	0.9%
U.S. Government and Agency Obligations	25.3%
Other Assets Less Liabilities[1]	(25.5)%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	60.2%
Financials	14.6%
Utility	25.2%
Total	100%
Portfolio Credit Quality (% of total investments)
U.S. Treasury/Agency	71.4%
AAA	1.1%
AA	1.2%
A	1.8%
BBB	21.4%
N/R	2.4%
N/A (not applicable)	0.7%
Total	100%
1	Includes payable for investments purchased on a when issued/delayed delivery basis as reported on the Statement of Assets and Liabilities.

Holding Summaries    as of July 31, 2021 (continued)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Fund Allocation (% of net assets)
Corporate Debt	43.0%
Securitized	30.0%
U.S. Treasury	26.2%
Investments Purchased with Collateral from Securities Lending	0.7%
U.S. Government and Agency Obligations	1.8%
Other Assets Less Liabilities	(1.7)%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	22.4%
Financials	48.4%
Utility	29.1%
Total	100%
Portfolio Credit Quality (% of total investments)
U.S. Treasury/Agency	43.3%
AAA	11.4%
AA	2.6%
A	15.2%
BBB	27.5%
Total	100%

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Fund Allocation (% of net assets)
Corporate Debt	97.7%
Investments Purchased with Collateral from Securities Lending	2.0%
U.S. Government and Agency Obligations	0.2%
Other Assets Less Liabilities	0.1%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	90.8%
Financials	7.9%
Utility	1.3%
Total	100%
Portfolio Credit Quality (% of total investments)
U.S. Treasury/Agency	0.2%
BBB	2.8%
BB or Lower	97.0%
Total	100%

Holding Summaries    as of July 31, 2021 (continued)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Fund Allocation (% of net assets)
U.S. Treasury	36.7%
Securitized	29.8%
Corporate Debt	27.0%
Government Related - Long-Term	5.7%
Investments Purchased with Collateral from Securities Lending	0.5%
U.S. Government and Agency Obligations	0.7%
Other Assets Less Liabilities	(0.4)%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	60.3%
Financials	31.3%
Utility	8.4%
Total	100%
Portfolio Credit Quality (% of total investments)
U.S. Treasury/Agency	61.8%
AAA	8.5%
AA	2.6%
A	13.9%
BBB	12.4%
N/R (not rated)	0.8%
Total	100%

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended July 31, 2021.
The beginning of the period is February 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 999.80
Expenses Incurred During Period	$ 0.99
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.80
Expenses Incurred During the Period	$ 1.00
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,002.00
Expenses Incurred During Period	$ 0.99
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.80
Expenses Incurred During the Period	$ 1.00
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,019.00
Expenses Incurred During Period	$ 1.75
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.06
Expenses Incurred During the Period	$ 1.76
Expenses are equal to the Fund's annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 998.90
Expenses Incurred During Period	$ 0.99
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.80
Expenses Incurred During the Period	$ 1.00
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
Nushares ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond ETF and Nuveen ESG U.S. Aggregate Bond ETF (four of the funds comprising Nushares ETF Trust) (the Funds), including the portfolios of investments, as of July 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended (the one-year period then ended and the period from September 25, 2019 (commencement of operations) to July 31, 2020 for Nuveen ESG High Yield Corporate Bond ETF), and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four year period then ended and the period from September 14, 2016 (commencement of operations) to July 31, 2017 for Nuveen Enhanced Yield U.S. Aggregate Bond ETF, the four-year period then ended and the period from March 31, 2017 (commencement of operations) to July 31, 2017 for Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF, the one-year period then ended and the period from September 25, 2019 to July 31, 2020 for Nuveen ESG High Yield Corporate Bond ETF, and the three-year period then ended and the period from September 29, 2017 (commencement of operations) to July 31, 2018 for Nuveen ESG U.S. Aggregate Bond ETF. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended (the one-year period then ended and the period from September 25, 2019 to July 31, 2020 for Nuveen ESG High Yield Corporate Bond ETF), and the financial highlights for each of the years in the four year period then ended and the period from September 14, 2016 to July 31, 2017 for Nuveen Enhanced Yield U.S. Aggregate Bond ETF, the four-year period then ended and the period from March 31, 2017 to July 31, 2017 for Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF, the one-year period then ended and the period from September 25, 2019 to July 31, 2020 for Nuveen ESG High Yield Corporate Bond ETF, and the three-year period then ended and the period from September 29, 2017 to July 31, 2018 for Nuveen ESG U.S. Aggregate Bond ETF in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2021, by correspondence with custodians and brokers or other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
September 28, 2021

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.3%
	SECURITIZED – 38.6%
$ 400	BANK 2021-BNK33	2.021%	5/15/64	Aaa	$409,318
150	Benchmark 2021-B27 Mortgage Trust	2.703%	7/15/54	A-	152,190
250	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	Aa1	268,901
594	Fannie Mae Pool AL9125	4.000%	10/01/43	N/R	651,150
274	Fannie Mae Pool AS6302	3.500%	12/01/45	N/R	294,698
394	Fannie Mae Pool AX4887	4.000%	12/01/44	N/R	430,540
1,636	Fannie Mae Pool FN MA4356	2.500%	6/01/51	N/R	1,705,013
37	Fannie Mae Pool MA1489	3.000%	7/01/43	Aaa	39,156
323	Fannie Mae Pool MA2929	3.500%	3/01/47	Aaa	345,546
3,157	Fannie Mae Pool MA3120, (DD1)	3.500%	9/01/47	Aaa	3,362,876
119	Fannie Mae Pool MA3211	4.000%	12/01/47	Aaa	128,285
213	Fannie Mae Pool MA3239	4.000%	1/01/48	Aaa	229,275
285	Fannie Mae Pool MA3276	3.500%	2/01/48	Aaa	303,174
73	Fannie Mae Pool MA3277	4.000%	2/01/48	N/R	77,767
145	Fannie Mae Pool MA3305	3.500%	3/01/48	N/R	153,865
48	Fannie Mae Pool MA3306	4.000%	3/01/48	N/R	51,325
150	Fannie Mae Pool MA3332	3.500%	4/01/48	Aaa	159,155
89	Fannie Mae Pool MA3383	3.500%	6/01/48	Aaa	94,159
707	Fannie Mae Pool MA3416	4.500%	7/01/48	Aaa	762,011
89	Fannie Mae Pool MA3467	4.000%	9/01/48	Aaa	95,520
99	Fannie Mae Pool MA3663	3.500%	5/01/49	Aaa	104,618
136	Fannie Mae Pool MA3744	3.000%	8/01/49	N/R	142,902
154	Fannie Mae Pool MA3774	3.000%	9/01/49	Aaa	161,160
204	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	213,723
1,430	Fannie Mae Pool MA4209, (WI/DD)	1.500%	12/01/50	N/R	1,415,329
1,321	Fannie Mae Pool MA4256	2.500%	2/01/51	N/R	1,376,479
689	Fannie Mae Pool MA4304	1.500%	4/01/51	N/R	681,941
1,837	Fannie Mae Pool MA4307	3.000%	4/01/51	N/R	1,937,387
4,171	Fannie Mae Pool MA4355	2.000%	6/01/51	N/R	4,254,448
9,968	Fannie Mae Pool MA4398, (WI/DD)	2.000%	8/01/51	N/R	10,166,215
6,971	Fannie Mae Pool MA4399, (WI/DD)	2.500%	8/01/51	N/R	7,263,606
4,971	Fannie Mae Pool MA4400, (WI/DD)	3.000%	8/01/51	N/R	5,243,131
282	Freddie Mac Gold Pool G08797	4.000%	1/01/48	N/R	303,383
125	Freddie Mac Gold Pool G08800	3.500%	2/01/48	N/R	133,036
350	Freddie Mac Multifamily Structured Pass-Through Certificates	0.861%	6/25/27	Aaa	350,912
214	Freddie Mac Multifamily Structured Pass-Through Certificates	1.760%	3/25/28	Aaa	222,298

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 199	Freddie Mac Multifamily Structured Pass-Through Certificates	1.353%	11/25/30	Aaa	$202,995
349	Ginnie Mae II Pool G2 MA7418	2.500%	6/20/51	N/R	362,684
30	Ginnie Mae II Pool MA2149	4.000%	8/20/44	N/R	32,858
315	Ginnie Mae II Pool MA3310	3.500%	12/20/45	Aaa	335,767
95	Ginnie Mae II Pool MA3311	4.000%	12/20/45	Aaa	102,837
108	Ginnie Mae II Pool MA3874	3.500%	8/20/46	Aaa	114,993
71	Ginnie Mae II Pool MA3937	3.500%	9/20/46	Aaa	75,463
155	Ginnie Mae II Pool MA4900	3.500%	12/20/47	Aaa	164,632
120	Ginnie Mae II Pool MA4962	3.500%	1/20/48	Aaa	127,527
130	Ginnie Mae II Pool MA5875	3.500%	4/20/49	Aaa	136,411
216	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	225,838
224	Ginnie Mae II Pool MA6338	3.000%	12/20/49	N/R	234,120
222	Ginnie Mae II Pool MA6474	3.000%	2/20/50	N/R	232,546
927	Ginnie Mae II Pool MA6994	2.000%	11/20/50	N/R	950,177
496	Ginnie Mae II Pool MA7366	2.000%	5/20/51	N/R	508,751
1,984	Ginnie Mae II Pool MA7367	2.500%	5/20/51	N/R	2,062,577
495	Ginnie Mae II Pool MA7368	3.000%	5/20/51	N/R	519,646
349	Ginnie Mae II Pool MA7417	2.000%	6/20/51	N/R	357,707
3,988	Ginnie Mae II Pool MA7471, (WI/DD)	2.000%	7/20/51	N/R	4,087,216
3,987	Ginnie Mae II Pool MA7472, (WI/DD)	2.500%	7/20/51	N/R	4,145,580
3,487	Ginnie Mae II Pool MA7473, (WI/DD)	3.000%	7/20/51	N/R	3,670,256
3,488	Ginnie Mae II Pool MA7474, (WI/DD)	3.500%	7/20/51	N/R	3,711,246
230	GS Mortgage Securities Trust 2013-GC16	5.161%	11/10/46	Aa1	245,992
233	GS Mortgage Securities Trust 2016-GS4	3.178%	11/10/49	Aaa	249,893
250	Morgan Stanley Capital I Trust 2021-L5	1.518%	5/15/54	AAA	252,467
250	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	Aa2	261,796
$ 64,453	Total Securitized (cost $66,631,913)				67,056,467

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 29.7%
$ 13	United States Treasury Note/Bond	1.750%	6/15/22	AAA	$13,189
2,243	United States Treasury Note/Bond	0.125%	12/31/22	AAA	2,243,088
9,950	United States Treasury Note/Bond	0.125%	4/30/23	AAA	9,943,781
840	United States Treasury Note/Bond	0.125%	5/31/23	AAA	839,442
1,200	United States Treasury Note/Bond, (3)	0.125%	6/30/23	AAA	1,199,156
1,183	United States Treasury Note/Bond	1.250%	2/28/25	AAA	1,210,311
634	United States Treasury Note/Bond	0.375%	4/30/25	AAA	630,954
2,208	United States Treasury Note/Bond	0.250%	9/30/25	AAA	2,177,899
2,695	United States Treasury Note/Bond	0.250%	10/31/25	AAA	2,655,628
425	United States Treasury Note/Bond	0.375%	1/31/26	AAA	420,102
425	United States Treasury Note/Bond	0.750%	3/31/26	AAA	426,826

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 9,200	United States Treasury Note/Bond	0.750%	4/30/26	AAA	$9,236,656
2,565	United States Treasury Note/Bond	0.750%	5/31/26	AAA	2,573,416
5,500	United States Treasury Note/Bond	0.875%	6/30/26	AAA	5,548,555
976	United States Treasury Note/Bond	3.125%	11/15/28	AAA	1,119,541
483	United States Treasury Note/Bond	2.375%	5/15/29	AAA	529,470
557	United States Treasury Note/Bond	1.625%	8/15/29	AAA	579,541
2,432	United States Treasury Note/Bond	0.625%	5/15/30	AAA	2,319,900
1,383	United States Treasury Note/Bond	0.875%	11/15/30	AAA	1,342,158
3,320	United States Treasury Note/Bond	1.625%	5/15/31	AAA	3,437,756
2,700	United States Treasury Note/Bond	1.875%	2/15/51	AA+	2,677,641
420	United States Treasury Note/Bond	2.375%	5/15/51	AAA	465,741
$ 51,352	Total U.S. Treasury (cost $51,609,352)				51,590,751

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 24.9%
	Financials – 3.6%
$ 22	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	BBB-	$23,776
20	Aetna Inc	4.750%	3/15/44	BBB	25,348
13	Air Lease Corp	3.875%	7/03/23	BBB	13,781
30	Air Lease Corp	3.625%	4/01/27	BBB	32,624
10	Air Lease Corp	3.000%	2/01/30	BBB	10,325
130	Alexandria Real Estate Equities Inc	1.875%	2/01/33	BBB+	125,657
131	American International Group Inc	4.200%	4/01/28	BBB+	151,496
153	Anthem Inc, (3)	2.875%	9/15/29	BBB+	164,796
100	Anthem Inc	3.125%	5/15/50	BBB+	104,633
132	Aon Corp	3.750%	5/02/29	BBB+	149,734
2	Arch Capital Group US Inc	5.144%	11/01/43	BBB+	2,665
10	Ares Capital Corp	2.150%	7/15/26	BBB-	10,075
10	Ares Capital Corp	2.875%	6/15/28	BBB-	10,310
10	Assurant Inc	2.650%	1/15/32	BBB-	10,108
122	Athene Holding Ltd	6.150%	4/03/30	BBB+	156,441
27	AXIS Specialty Finance PLC	4.000%	12/06/27	BBB+	30,168
11	BankUnited Inc	5.125%	6/11/30	Baa3	12,951
250	Barclays PLC	5.088%	6/20/30	BBB	293,063
10	Blackstone Secured Lending Fund	2.750%	9/16/26	Baa3	10,246
100	Blackstone Secured Lending Fund, 144A	2.125%	2/15/27	Baa3	98,740
75	Boston Properties LP	3.400%	6/21/29	BBB+	82,501
34	Brighthouse Financial Inc	5.625%	5/15/30	BBB	41,789
100	Brixmor Operating Partnership LP	4.125%	5/15/29	BBB-	114,049
134	Capital One Financial Corp	3.800%	1/31/28	BBB+	151,237
100	Capital One Financial Corp	2.359%	7/29/32	BBB	100,801

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 10	CI Financial Corp	4.100%	6/15/51	BBB	$10,554
65	Citigroup Inc	1.122%	1/28/27	A-	64,440
140	Citigroup Inc	1.462%	6/09/27	A-	140,123
9	Citigroup Inc	4.450%	9/29/27	BBB	10,379
17	Citizens Financial Group Inc	2.500%	2/06/30	BBB+	17,631
32	CNA Financial Corp	3.900%	5/01/29	BBB+	36,473
20	Cooperatieve Rabobank UA	3.750%	7/21/26	BBB+	22,115
150	Deutsche Bank AG/New York NY	3.547%	9/18/31	BBB-	161,924
17	Digital Realty Trust LP	4.450%	7/15/28	BBB	19,948
150	Discover Financial Services	4.100%	2/09/27	BBB	170,272
10	Duke Realty LP	1.750%	7/01/30	BBB+	9,761
11	Duke Realty LP	3.050%	3/01/50	BBB+	11,118
100	Equitable Holdings Inc	4.350%	4/20/28	BBB	115,501
280	Essex Portfolio LP	2.550%	6/15/31	BBB+	290,068
122	Fairfax Financial Holdings Ltd	4.625%	4/29/30	BBB-	141,525
100	Federal Realty Investment Trust	3.500%	6/01/30	BBB+	111,040
100	Fidelity National Financial Inc	3.400%	6/15/30	BBB	109,210
14	Fifth Third Bancorp	3.950%	3/14/28	BBB+	16,253
100	First American Financial Corp	2.400%	8/15/31	BBB	98,892
66	GATX Corp	4.550%	11/07/28	BBB	77,263
40	GE Capital Funding LLC	4.550%	5/15/32	BBB+	48,294
285	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	349,249
15	Goldman Sachs Group Inc	2.615%	4/22/32	A-	15,511
100	Goldman Sachs Group Inc	2.383%	7/21/32	A-	101,477
100	Golub Capital BDC Inc	2.050%	2/15/27	BBB-	98,998
17	Hartford Financial Services Group Inc	6.100%	10/01/41	BBB+	24,763
20	Healthcare Trust of America Holdings LP	3.100%	2/15/30	BBB	21,573
100	Healthpeak Properties Inc	2.875%	1/15/31	BBB+	106,604
5	Highwoods Realty LP	3.050%	2/15/30	BBB	5,379
20	HSBC Holdings PLC	0.976%	5/24/25	A	20,051
30	Humana Inc	3.850%	10/01/24	BBB	32,595
100	Humana Inc	2.150%	2/03/32	BBB	100,316
15	Huntington Bancshares Inc/OH	4.000%	5/15/25	BBB+	16,698
22	Jefferies Financial Group Inc	5.500%	10/18/23	BBB	23,539
10	JPMorgan Chase & Co	2.069%	6/01/29	A	10,182
4	JPMorgan Chase & Co	3.702%	5/06/30	A	4,496
100	KeyCorp	2.550%	10/01/29	BBB+	105,961
22	Kimco Realty Corp	4.250%	4/01/45	BBB+	25,909
17	Lazard Group LLC	4.500%	9/19/28	BBB	19,779
150	Lincoln National Corp	3.625%	12/12/26	BBB+	167,277
12	Manulife Financial Corp	4.061%	2/24/32	BBB+	13,178

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 7	Markel Corp	5.000%	5/20/49	BBB	$9,310
11	Mid-America Apartments LP	2.750%	3/15/30	BBB+	11,659
19	Morgan Stanley	4.350%	9/08/26	BBB+	21,631
100	Morgan Stanley	1.512%	7/20/27	A	100,810
100	National Retail Properties Inc	2.500%	4/15/30	BBB+	103,485
160	Natwest Group PLC	5.076%	1/27/30	BBB+	191,673
34	Nomura Holdings Inc	2.679%	7/16/30	BBB+	34,793
10	Old Republic International Corp	3.850%	6/11/51	BBB	10,859
22	Omega Healthcare Investors Inc	4.750%	1/15/28	BBB-	25,154
10	Owl Rock Capital Corp	2.625%	1/15/27	BBB-	10,115
30	Prudential Financial Inc	5.375%	5/15/45	BBB+	33,091
100	Prudential Financial Inc	3.700%	10/01/50	BBB+	105,591
17	Regency Centers LP	4.400%	2/01/47	BBB+	20,387
18	Reinsurance Group of America Inc	4.700%	9/15/23	BBB+	19,533
28	Santander Holdings USA Inc	3.244%	10/05/26	BBB	30,120
20	Spirit Realty LP	2.100%	3/15/28	BBB	20,218
20	SVB Financial Group	1.800%	2/02/31	BBB+	19,432
23	Synchrony Financial	3.950%	12/01/27	BBB-	25,712
25	UDR Inc	3.000%	8/15/31	BBB+	26,811
13	Unum Group	4.500%	12/15/49	BBB-	14,016
122	Ventas Realty LP	4.750%	11/15/30	BBB+	147,463
100	VEREIT Operating Partnership LP	3.100%	12/15/29	BBB	108,613
84	Wachovia Corp	5.500%	8/01/35	BBB+	110,861
100	Welltower Inc	2.800%	6/01/31	BBB+	105,587
140	Westpac Banking Corp	1.150%	6/03/26	AA-	141,358
11	Willis North America Inc	4.500%	9/15/28	BBB	12,806
5,757	Total Financials				6,334,721
	Industrial – 15.0%
150	AbbVie Inc	3.200%	11/21/29	BBB	164,520
230	AbbVie Inc	4.050%	11/21/39	BBB	270,796
159	AbbVie Inc	4.625%	10/01/42	BBB	199,590
12	Altria Group Inc	3.400%	5/06/30	BBB+	12,933
147	Altria Group Inc	5.800%	2/14/39	BBB+	184,387
100	Altria Group Inc	3.875%	9/16/46	BBB+	101,187
6	Altria Group Inc	5.950%	2/14/49	BBB+	7,805
20	Amcor Flexibles North America Inc	2.690%	5/25/31	BBB	20,864
213	American Tower Corp	2.100%	6/15/30	BBB	212,981
30	AmerisourceBergen Corp	2.700%	3/15/31	BBB+	31,332
100	Amgen Inc, (3)	2.300%	2/25/31	BBB+	103,099
224	Amgen Inc	3.150%	2/21/40	BBB+	239,367

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 17	Amgen Inc	5.150%	11/15/41	BBB+	$22,794
209	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900%	2/01/46	BBB+	267,680
83	Anheuser-Busch InBev Worldwide Inc	4.000%	4/13/28	BBB+	95,228
282	Anheuser-Busch InBev Worldwide Inc	4.350%	6/01/40	BBB+	341,171
145	Anheuser-Busch InBev Worldwide Inc	4.600%	6/01/60	BBB+	181,818
279	AT&T Inc	2.750%	6/01/31	BBB	293,998
296	AT&T Inc	4.850%	3/01/39	BBB	362,928
150	AT&T Inc	3.500%	6/01/41	BBB	159,171
145	AT&T Inc	4.900%	6/15/42	BBB	180,137
19	AutoNation Inc	4.500%	10/01/25	BBB-	21,185
10	AutoZone Inc	3.750%	4/18/29	BBB	11,297
50	AutoZone Inc	4.000%	4/15/30	BBB	57,636
117	Barrick North America Finance LLC	5.700%	5/30/41	BBB	162,987
100	BAT Capital Corp	3.557%	8/15/27	BBB	108,203
209	BAT Capital Corp	4.390%	8/15/37	BBB	229,526
27	Baxter International Inc	3.500%	8/15/46	A-	30,586
100	Becton Dickinson and Co	1.957%	2/11/31	BBB-	99,076
32	Becton Dickinson and Co	4.685%	12/15/44	BBB-	40,721
30	Bell Telephone Co of Canada or Bell Canada	4.464%	4/01/48	BBB+	37,469
100	Biogen Inc	5.200%	9/15/45	BBB+	133,632
10	Block Financial LLC	2.500%	7/15/28	BBB-	10,217
84	Boeing Co	6.125%	2/15/33	BBB-	108,226
35	Boeing Co, (3)	3.300%	3/01/35	BBB-	35,703
150	Boeing Co	3.500%	3/01/39	BBB-	153,512
24	Boeing Co	5.875%	2/15/40	BBB-	31,659
209	Boeing Co	5.705%	5/01/40	BBB-	271,295
18	BorgWarner Inc	4.375%	3/15/45	BBB+	21,192
100	Boston Scientific Corp	4.550%	3/01/39	BBB	123,926
15	BP Capital Markets America Inc	3.379%	2/08/61	A	15,577
200	British Telecommunications PLC	5.125%	12/04/28	BBB	237,908
130	Broadcom Corp / Broadcom Cayman Finance Ltd	3.500%	1/15/28	BBB-	142,606
282	Broadcom Inc	4.750%	4/15/29	BBB-	330,865
10	Broadridge Financial Solutions Inc	2.600%	5/01/31	BBB+	10,387
74	Canadian Natural Resources Ltd	5.850%	2/01/35	BBB-	97,006
12	Canadian Natural Resources Ltd	6.750%	2/01/39	BBB-	17,068
30	Canadian Pacific Railway Co	2.050%	3/05/30	BBB	30,255
100	Canadian Pacific Railway Co	4.800%	8/01/45	BBB	130,957
30	Cardinal Health Inc	4.500%	11/15/44	BBB	35,373
154	Carrier Global Corp	2.722%	2/15/30	BBB-	162,959
100	Cenovus Energy Inc	5.250%	6/15/37	BBB-	120,560

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 250	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/01/38	BBB-	$310,909
155	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/01/47	BBB-	191,585
11	Choice Hotels International Inc	3.700%	1/15/31	BBB-	12,062
21	Cigna Corp	4.500%	2/25/26	BBB+	23,981
209	Cigna Corp	4.900%	12/15/48	BBB+	277,049
10	Cimarex Energy Co	4.375%	6/01/24	BBB-	10,865
10	CNH Industrial Capital LLC	1.450%	7/15/26	BBB-	10,058
100	CommonSpirit Health	2.782%	10/01/30	BBB+	105,633
100	Conagra Brands Inc	4.850%	11/01/28	BBB-	120,058
20	Conagra Brands Inc	5.300%	11/01/38	BBB-	25,789
11	ConocoPhillips, 144A	2.400%	2/15/31	A-	11,469
100	Constellation Brands Inc	5.250%	11/15/48	BBB-	137,434
100	Corning Inc	3.900%	11/15/49	BBB+	114,995
180	Crown Castle International Corp	2.500%	7/15/31	BBB	184,276
18	CSX Corp	4.250%	3/15/29	BBB+	21,103
156	CSX Corp	3.800%	4/15/50	BBB+	184,363
100	CVS Health Corp	1.750%	8/21/30	BBB	97,821
222	CVS Health Corp	4.875%	7/20/35	BBB	276,080
227	CVS Health Corp	4.780%	3/25/38	BBB	284,386
100	Danaher Corp	4.375%	9/15/45	BBB+	128,290
77	Dell International LLC / EMC Corp	6.200%	7/15/30	BBB-	99,685
25	Dell International LLC / EMC Corp	8.350%	7/15/46	BBB-	41,398
70	Deutsche Telekom International Finance BV	8.750%	6/15/30	BBB+	105,748
17	Devon Energy Corp	5.600%	7/15/41	BBB-	21,186
20	Diamondback Energy Inc	3.125%	3/24/31	BBB-	20,973
14	Dignity Health	5.267%	11/01/64	BBB+	19,780
143	Discovery Communications LLC	4.000%	9/15/55	BBB-	153,428
17	Dollar General Corp	4.125%	4/03/50	BBB	20,443
150	Dow Chemical Co	4.250%	10/01/34	BBB	177,626
100	DR Horton Inc	1.300%	10/15/26	BBB	100,098
127	DuPont de Nemours Inc	5.319%	11/15/38	BBB+	169,473
10	Eagle Materials Inc	2.500%	7/01/31	BBB	10,098
38	Eaton Corp	4.150%	11/02/42	BBB+	46,242
110	eBay Inc	2.600%	5/10/31	BBB+	113,930
9	Electronic Arts Inc	4.800%	3/01/26	BBB+	10,412
12	Enable Midstream Partners LP	4.150%	9/15/29	BBB-	13,323
22	Enable Midstream Partners LP	5.000%	5/15/44	BBB-	24,252
280	Energy Transfer LP	5.800%	6/15/38	BBB-	347,461
227	Enterprise Products Operating LLC	5.750%	3/01/35	BBB+	298,068

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 100	Enterprise Products Operating LLC	3.950%	1/31/60	BBB+	$112,556
140	Equinix Inc	2.500%	5/15/31	BBB	145,074
100	Expedia Group Inc	3.800%	2/15/28	BBB-	109,529
24	Expedia Group Inc	3.250%	2/15/30	BBB-	25,166
7	FedEx Corp	3.100%	8/05/29	BBB	7,657
27	FedEx Corp	3.900%	2/01/35	BBB	31,556
134	FedEx Corp	4.050%	2/15/48	BBB	155,926
100	Fidelity National Information Services Inc	1.650%	3/01/28	BBB	100,832
17	Fidelity National Information Services Inc	4.500%	8/15/46	BBB	21,692
214	Fiserv Inc	4.400%	7/01/49	BBB	263,434
16	Fortive Corp	4.300%	6/15/46	BBB	19,425
138	Fox Corp, (3)	3.500%	4/08/30	BBB	153,769
200	General Electric Co	4.250%	5/01/40	BBB+	238,431
100	General Mills Inc	4.550%	4/17/38	BBB	123,387
208	General Motors Co	6.600%	4/01/36	BBB-	287,588
20	General Motors Financial Co Inc	2.400%	4/10/28	BBB-	20,516
160	Gilead Sciences Inc	4.750%	3/01/46	BBB+	207,968
28	Global Payments Inc	4.450%	6/01/28	BBB-	32,521
100	Global Payments Inc	2.900%	5/15/30	BBB-	106,141
38	GLP Capital LP / GLP Financing II Inc	5.300%	1/15/29	BBB-	44,778
100	Halliburton Co	4.850%	11/15/35	BBB+	119,351
30	Halliburton Co	4.750%	8/01/43	BBB+	34,815
20	Hasbro Inc	3.900%	11/19/29	BBB-	22,508
131	HCA Inc	4.125%	6/15/29	BBB-	149,389
10	HCA Inc	3.500%	7/15/51	BBB-	10,315
6	Helmerich & Payne Inc	4.650%	3/15/25	BBB+	6,724
35	Hess Corp	4.300%	4/01/27	BBB-	39,105
28	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	38,828
100	HP Inc	3.400%	6/17/30	BBB	107,298
10	HP Inc, 144A	2.650%	6/17/31	BBB	10,097
17	HP Inc	6.000%	9/15/41	BBB	22,372
10	Huntsman International LLC	2.950%	6/15/31	BBB-	10,360
10	IDEX Corp	2.625%	6/15/31	BBB	10,379
31	International Paper Co	4.800%	6/15/44	BBB	40,501
27	International Paper Co	4.400%	8/15/47	BBB	34,257
37	J M Smucker Co	4.250%	3/15/35	BBB	44,188
34	Johnson Controls International plc	4.625%	7/02/44	BBB	42,965
6	Kansas City Southern	4.300%	5/15/43	BBB	7,224
100	Kansas City Southern	4.700%	5/01/48	BBB	127,289
24	Kellogg Co	2.100%	6/01/30	BBB	24,358
34	Keurig Dr Pepper Inc	3.200%	5/01/30	BBB	37,406

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 100	Keurig Dr Pepper Inc	4.985%	5/25/38	BBB	$128,807
70	Kinder Morgan Energy Partners LP	6.375%	3/01/41	BBB	97,952
209	Kinder Morgan Inc	5.200%	3/01/48	BBB	267,355
6	Kroger Co	2.200%	5/01/30	BBB	6,099
150	Kroger Co	1.700%	1/15/31	BBB	145,927
26	Kroger Co	5.400%	1/15/49	BBB	36,182
30	L3Harris Technologies Inc	2.900%	12/15/29	BBB	32,253
100	L3Harris Technologies Inc	1.800%	1/15/31	BBB	98,463
65	Laboratory Corp of America Holdings	2.700%	6/01/31	BBB	67,456
50	Las Vegas Sands Corp	3.500%	8/18/26	BBB-	52,649
50	Lear Corp	3.500%	5/30/30	BBB	54,889
224	Lowe's Cos Inc	4.500%	4/15/30	BBB+	267,191
10	Lowe's Cos Inc	2.625%	4/01/31	BBB+	10,505
186	LYB International Finance BV	5.250%	7/15/43	BBB	246,073
22	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	23,709
12	Magellan Midstream Partners LP	4.250%	9/15/46	BBB+	13,782
11	Magellan Midstream Partners LP	3.950%	3/01/50	BBB+	12,087
17	Marathon Petroleum Corp	5.000%	9/15/54	BBB	20,926
50	Marriott International Inc/MD	4.650%	12/01/28	BBB-	57,808
27	Marriott International Inc/MD	4.500%	10/01/34	BBB-	30,940
16	Martin Marietta Materials Inc	2.500%	3/15/30	BBB	16,527
10	Masco Corp	1.500%	2/15/28	BBB	9,908
150	McDonald's Corp	4.700%	12/09/35	BBB+	189,723
9	McDonald's Corp	6.300%	10/15/37	BBB+	13,062
91	McDonald's Corp	4.875%	7/15/40	BBB+	116,649
17	Micron Technology Inc	5.327%	2/06/29	BBB-	20,648
30	Molson Coors Beverage Co	4.200%	7/15/46	BBB-	34,033
30	Mondelez International Inc	1.875%	10/15/32	BBB	29,597
10	Mosaic Co	4.050%	11/15/27	BBB-	11,337
100	Motorola Solutions Inc	2.300%	11/15/30	BBB-	99,870
30	Motorola Solutions Inc	2.750%	5/24/31	BBB-	31,084
29	MPLX LP	4.500%	7/15/23	BBB	30,942
234	MPLX LP	4.500%	4/15/38	BBB	269,930
15	Mylan Inc	4.550%	4/15/28	BBB-	17,392
30	NetApp Inc	2.700%	6/22/30	BBB	31,628
100	Newmont Corp	5.875%	4/01/35	BBB	136,191
50	Nordstrom Inc	4.375%	4/01/30	BBB-	52,721
142	Norfolk Southern Corp	4.800%	8/15/43	BBB+	176,732
138	Northrop Grumman Corp	4.400%	5/01/30	BBB	164,838
18	Nucor Corp, 144A	2.979%	12/15/55	BBB+	18,086
100	Nutrien Ltd	5.875%	12/01/36	BBB	138,539

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 28	NXP BV / NXP Funding LLC, 144A	5.550%	12/01/28	BBB-	$34,654
100	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	2.500%	5/11/31	BBB-	103,555
17	Omnicom Group Inc	4.200%	6/01/30	BBB+	19,728
34	ONEOK Inc	4.550%	7/15/28	BBB	39,161
4	ONEOK Partners LP	6.650%	10/01/36	BBB	5,464
200	ONEOK Partners LP	6.125%	2/01/41	BBB	261,999
700	Oracle Corp	3.800%	11/15/37	BBB+	776,233
100	Oracle Corp	3.650%	3/25/41	BBB+	108,136
35	Orange SA	5.375%	1/13/42	BBB+	48,330
22	O'Reilly Automotive Inc	1.750%	3/15/31	BBB	21,479
131	Otis Worldwide Corp	3.112%	2/15/40	BBB	137,932
22	Owens Corning	4.300%	7/15/47	BBB-	26,087
33	Parker-Hannifin Corp	4.450%	11/21/44	BBB+	41,997
34	PayPal Holdings Inc	3.250%	6/01/50	A-	37,786
100	Phillips 66	4.650%	11/15/34	BBB+	119,765
27	Phillips 66	5.875%	5/01/42	BBB+	37,722
14	Pioneer Natural Resources Co	4.450%	1/15/26	BBB	15,824
31	Plains All American Pipeline LP / PAA Finance Corp	3.800%	9/15/30	BBB-	33,593
100	Raytheon Technologies Corp	2.650%	11/01/26	BBB+	107,191
17	Raytheon Technologies Corp	6.125%	7/15/38	BBB+	24,463
16	Raytheon Technologies Corp	3.750%	11/01/46	BBB+	18,507
224	Raytheon Technologies Corp	4.625%	11/16/48	BBB+	294,697
14	RELX Capital Inc	3.000%	5/22/30	BBB+	15,096
39	Republic Services Inc	3.950%	5/15/28	BBB	44,761
32	Reynolds American Inc	5.700%	8/15/35	BBB	39,490
130	Rogers Communications Inc	5.000%	3/15/44	BBB+	165,026
34	Roper Technologies Inc	2.950%	9/15/29	BBB	36,807
100	Royalty Pharma PLC	2.150%	9/02/31	BBB-	98,368
14	RPM International Inc	4.250%	1/15/48	BBB-	15,699
137	Sabine Pass Liquefaction LLC	4.200%	3/15/28	BBB-	155,272
22	Sands China Ltd	5.400%	8/08/28	BBB-	25,667
100	Sherwin-Williams Co	4.000%	12/15/42	BBB	117,938
127	Southern Copper Corp	5.250%	11/08/42	BBB+	160,655
21	Southwest Airlines Co	3.450%	11/16/27	BBB+	22,933
147	Spectra Energy Partners LP	4.500%	3/15/45	BBB+	176,447
132	Starbucks Corp	3.550%	8/15/29	BBB+	149,478
11	Starbucks Corp	3.350%	3/12/50	BBB+	11,883
24	Stryker Corp	4.100%	4/01/43	BBB+	29,040
200	Suncor Energy Inc	4.000%	11/15/47	BBB+	227,562
11	Suzano Austria GmbH	6.000%	1/15/29	BBB-	13,105
20	Suzano Austria GmbH	3.125%	1/15/32	BBB-	19,820

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 100	Sysco Corp	5.950%	4/01/30	BBB	$129,539
200	Takeda Pharmaceutical Co Ltd	2.050%	3/31/30	BBB	201,584
17	Teck Resources Ltd	6.000%	8/15/40	BBB-	22,143
150	Telefonica Emisiones SA	4.103%	3/08/27	BBB-	169,591
16	Textron Inc	3.000%	6/01/30	BBB	17,108
100	Thermo Fisher Scientific Inc	2.600%	10/01/29	BBB+	106,371
22	Thermo Fisher Scientific Inc	4.497%	3/25/30	BBB+	26,577
150	Time Warner Cable LLC	5.500%	9/01/41	BBB-	189,487
500	T-Mobile USA Inc	2.250%	11/15/31	BBB-	501,160
70	Toledo Hospital	6.015%	11/15/48	BBB-	87,298
100	Trane Technologies Global Holding Co Ltd	5.750%	6/15/43	BBB	146,422
89	TransCanada PipeLines Ltd	4.100%	4/15/30	BBB+	102,983
75	TransCanada PipeLines Ltd	5.100%	3/15/49	BBB+	100,176
279	Transcontinental Gas Pipe Line Co LLC	3.250%	5/15/30	BBB+	304,048
17	Tyson Foods Inc	5.150%	8/15/44	BBB	22,384
15	Tyson Foods Inc	5.100%	9/28/48	BBB	20,200
217	Union Pacific Corp	3.875%	2/01/55	BBB+	251,048
34	Vale Overseas Ltd	6.250%	8/10/26	BBB-	40,814
18	Valero Energy Corp	3.650%	3/15/25	BBB	19,599
34	Valero Energy Corp	2.150%	9/15/27	BBB	34,625
300	Verizon Communications Inc	2.625%	8/15/26	BBB+	319,766
283	Verizon Communications Inc	4.812%	3/15/39	BBB+	363,166
225	Verizon Communications Inc	4.862%	8/21/46	BBB+	295,816
213	Verizon Communications Inc	4.000%	3/22/50	BBB+	248,978
50	VF Corp, (3)	2.950%	4/23/30	BBB+	53,560
134	ViacomCBS Inc	4.900%	8/15/44	BBB	166,750
34	Viatris Inc, 144A	3.850%	6/22/40	BBB-	37,026
30	VMware Inc, (WI/DD)	1.400%	8/15/26	BBB-	30,096
18	VMware Inc	4.700%	5/15/30	BBB-	21,625
140	Vodafone Group PLC	4.375%	2/19/43	BBB	165,051
73	Vodafone Group PLC	4.875%	6/19/49	BBB	93,028
100	Vulcan Materials Co	3.500%	6/01/30	BBB	111,367
30	Walgreens Boots Alliance Inc	4.500%	11/18/34	BBB	35,672
100	Waste Management Inc	3.900%	3/01/35	BBB+	118,731
100	Weyerhaeuser Co	4.000%	4/15/30	BBB	114,737
100	WRKCo Inc	4.900%	3/15/29	BBB	120,929
6	Zimmer Biomet Holdings Inc	5.750%	11/30/39	BBB	8,199

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 107	Zoetis Inc	4.700%	2/01/43	BBB	$ 140,574
22,111	Total Industrial				26,000,928
	Utility – 6.3%
200	AEP Texas Inc	2.100%	7/01/30	BBB+	198,932
223	AEP Texas Inc	3.800%	10/01/47	BBB+	249,858
81	Alabama Power Co	5.200%	6/01/41	A+	107,673
30	Alabama Power Co	3.125%	7/15/51	A+	31,940
9	Appalachian Power Co	4.400%	5/15/44	A-	10,973
136	Black Hills Corp	3.150%	1/15/27	BBB+	146,483
10	Black Hills Corp	4.200%	9/15/46	BBB+	11,594
20	CenterPoint Energy Inc	2.650%	6/01/31	BBB	20,793
77	CenterPoint Energy Resources Corp	4.000%	4/01/28	A-	87,814
15	CenterPoint Energy Resources Corp	4.100%	9/01/47	A-	17,896
136	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB-	149,622
150	Cleco Corporate Holdings LLC	4.973%	5/01/46	BBB-	185,264
29	Consumers Energy Co	3.750%	2/15/50	A+	35,270
20	Dayton Power & Light Co	3.950%	6/15/49	BBB+	23,067
211	Delmarva Power & Light Co	4.000%	6/01/42	A	246,376
74	Dominion Energy Inc	5.250%	8/01/33	BBB	94,501
361	Dominion Energy Inc	4.900%	8/01/41	BBB	471,222
10	Dominion Energy Inc	4.050%	9/15/42	BBB	11,770
73	DTE Electric Co	3.950%	6/15/42	A+	85,715
282	Duke Energy Carolinas LLC	4.250%	12/15/41	A+	348,698
60	Duke Energy Corp	2.550%	6/15/31	BBB	61,983
300	Duke Energy Corp	3.300%	6/15/41	BBB	315,203
230	Duke Energy Corp	3.950%	8/15/47	BBB	260,942
12	Duke Energy Indiana LLC	2.750%	4/01/50	A+	11,910
84	El Paso Electric Co	5.000%	12/01/44	Baa2	104,733
20	Emera US Finance LP, 144A	2.639%	6/15/31	BBB-	20,465
131	Emera US Finance LP	4.750%	6/15/46	BBB-	158,731
19	Entergy Louisiana LLC	4.200%	9/01/48	A	23,680
14	Entergy Louisiana LLC	2.900%	3/15/51	A	14,218
143	Essential Utilities Inc	2.704%	4/15/30	BBB+	151,266
30	Essential Utilities Inc	3.351%	4/15/50	BBB+	32,054
431	Exelon Corp	4.950%	6/15/35	BBB	542,315
296	Exelon Corp	5.100%	6/15/45	BBB	395,449
18	Exelon Corp	4.450%	4/15/46	BBB	22,335
68	Iberdrola International BV	6.750%	7/15/36	BBB+	104,658
26	Indiana Michigan Power Co	3.750%	7/01/47	A-	29,908
80	Interstate Power and Light Co	4.700%	10/15/43	BBB+	100,278

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 18	ITC Holdings Corp	5.300%	7/01/43	BBB	$24,195
66	National Grid USA	5.803%	4/01/35	BBB	83,639
220	NextEra Energy Capital Holdings Inc	1.900%	6/15/28	BBB+	224,558
296	NiSource Inc	5.650%	2/01/45	BBB	414,498
225	NiSource Inc	3.950%	3/30/48	BBB	262,233
84	Oglethorpe Power Corp	5.950%	11/01/39	BBB+	115,214
147	Oglethorpe Power Corp	4.250%	4/01/46	BBB+	168,253
25	Oglethorpe Power Corp	5.050%	10/01/48	BBB+	31,939
200	Oglethorpe Power Corp	5.250%	9/01/50	BBB+	259,101
150	ONE Gas Inc	4.500%	11/01/48	BBB+	187,772
30	Pacific Gas and Electric Co	3.000%	6/15/28	BBB-	30,013
295	Pacific Gas and Electric Co	4.200%	6/01/41	BBB-	288,100
298	Pacific Gas and Electric Co, (3)	3.750%	8/15/42	BBB-	272,640
706	Pacific Gas and Electric Co	4.300%	3/15/45	BBB-	667,923
214	Pacific Gas and Electric Co	4.000%	12/01/46	BBB-	199,935
250	Pacific Gas and Electric Co	3.950%	12/01/47	BBB-	234,826
150	Pacific Gas and Electric Co	4.950%	7/01/50	BBB-	154,827
158	Pennsylvania Electric Co	6.150%	10/01/38	BBB	215,583
200	Piedmont Natural Gas Co Inc	3.640%	11/01/46	BBB+	221,714
130	Public Service Co of New Hampshire	2.200%	6/15/31	A+	135,343
10	Puget Energy Inc, 144A	2.379%	6/15/28	BBB-	10,212
15	Sempra Energy	4.050%	12/01/23	BBB	16,083
225	Sempra Energy	4.000%	2/01/48	BBB	258,173
10	Southern California Edison Co	3.650%	6/01/51	A-	10,194
66	Southern California Gas Co	3.950%	2/15/50	AA-	80,366
250	Southern Co	4.250%	7/01/36	BBB+	294,464
8	Southern Co Gas Capital Corp	4.400%	6/01/43	BBB+	9,724
282	Southern Co Gas Capital Corp	4.400%	5/30/47	BBB+	341,014
279	Southern Power Co	4.950%	12/15/46	BBB+	343,676
83	Southwestern Electric Power Co	3.900%	4/01/45	BBB+	92,963
153	Southwestern Public Service Co	6.000%	10/01/36	BBB+	204,913
28	Spire Inc	4.700%	8/15/44	BBB	33,010
10	Union Electric Co	2.150%	3/15/32	A	10,206
10	Wisconsin Electric Power Co	1.700%	6/15/28	A	10,147
68	Wisconsin Power and Light Co	4.100%	10/15/44	A-	81,265
9,468	Total Utility				10,874,305
$ 37,336	Total Corporate Debt (cost $43,053,391)				43,209,954

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 6.1%
	Government Agency – 0.6%
$ 350	Federal Home Loan Mortgage Corp	1.310%	8/17/33	Aaa	$337,200
1	Federal National Mortgage Association	1.875%	9/24/26	Aaa	1,057
72	Federal National Mortgage Association	6.625%	11/15/30	Aaa	105,191
21	Health & Educational Facilities Authority of the State of Missouri	3.086%	9/15/51	AA+	23,471
499	Tennessee Valley Authority	3.500%	12/15/42	AAA	605,362
943	Total Government Agency				1,072,281
	Municipal Bonds – 2.4% (4)
91	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1 (No Optional Call)	6.918%	4/01/40	AA-	139,615
10	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B (No Optional Call)	3.852%	8/15/46	AAA	12,712
50	California State University, Systemwide Revenue Bonds, Taxable Series 2021B (Optional Call: 11/31 at 100.00)	2.939%	11/01/52	AA-	50,190
50	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (No Optional Call)	7.625%	3/01/40	AA	85,740
70	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2009 (No Optional Call)	5.720%	12/01/38	AA+	100,738
47	Chicago O'Hare International Airport (No Optional Call)	4.572%	1/01/54	A	64,970
40	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Taxable Series 2021A (No Optional Call)	2.991%	6/01/42	A+	42,037
91	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Plancon Program, Taxable Series 2018A (No Optional Call)	3.864%	6/01/38	A+	105,786
50	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D (No Optional Call)	6.229%	11/15/34	A+	69,426
91	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B (Optional Call: 8/28 at 100.00)	4.946%	8/01/48	A+	104,514
100	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021C (No Optional Call)	2.202%	3/15/34	AA+	103,150
556	Illinois State, General Obligation Bonds, Pension Funding Series 2003 (No Optional Call)	5.100%	6/01/33	BBB	667,334
148	Inter-American Development Bank (No Optional Call)	4.375%	1/24/44	Aaa	208,738
30	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010 (No Optional Call)	6.750%	8/01/49	AA+	52,693
91	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Build America Taxable Bonds, Series 2009KRY (No Optional Call)	5.750%	7/01/34	A+	125,064
50	Massachusetts State, General Obligation Bonds, Taxable Refunding Series 2019D (No Optional Call)	2.663%	9/01/39	AA+	52,801
58	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2009A-1 (No Optional Call)	5.871%	11/15/39	A-	78,235
11	Michigan Finance Authority, Hospital Revenue Bonds, Trinity Health Credit Group, Taxable Refunding Series 2019-T (No Optional Call)	3.384%	12/01/40	AA-	12,457

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (4) (continued)
$ 95	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build America Bonds Series 2010A (No Optional Call)	6.637%	4/01/57	A-	$147,653
47	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010B (No Optional Call)	6.561%	12/15/40	BBB+	71,368
50	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A (No Optional Call)	7.102%	1/01/41	A	81,832
75	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build America Taxable Bonds, Series 2010B-1 (No Optional Call)	5.572%	11/01/38	AAA	101,100
82	New York State Thruway Authority, General Revenue Bonds, Taxable Series 2019M (No Optional Call)	2.900%	1/01/35	A	89,472
100	North Texas Tollway Authority (Optional Call: 1/31 at 100.00)	3.011%	1/01/43	A+	103,555
120	Ohio State University, General Receipts Bonds, Build America Taxable Bond Series 2010C (No Optional Call)	4.910%	6/01/40	AA	163,728
30	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Taxable Series 2016B (No Optional Call)	3.798%	12/01/46	AA	37,561
21	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	25,938
200	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Fifth Series 2021 (Optional Call: 7/31 at 100.00)	3.175%	7/15/60	A+	203,758
325	Province of British Columbia Canada (No Optional Call)	1.300%	1/29/31	AA+	321,286
32	Sales Tax Securitization Corp (No Optional Call)	3.820%	1/01/48	AA-	36,743
50	State of California (Optional Call: 4/28 at 100.00)	4.500%	4/01/33	AA	59,624
42	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	52,712
233	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Taxable Pledge and Refunding Series 2020 (Optional Call: 3/50 at 100.00)	2.256%	9/01/50	AAA	222,857
20	Tucson, Arizona, Certificates of Participation, Taxable Series 2021A (No Optional Call)	2.856%	7/01/47	AA-	20,378
100	University of California Regents, Medical Center Pooled Revenue Bonds, Taxable Build America Bond Series 2010H (No Optional Call)	6.548%	5/15/48	AA-	159,010
60	University of California Regents, Medical Center Pooled Revenue Bonds, Taxable Series 2020N (Optional Call: 11/49 at 100.00)	3.006%	5/15/50	AA-	63,037
57	University of California, General Revenue Bonds, Taxable Series 2019BD (No Optional Call)	3.349%	7/01/29	AA	64,935
3,373	Total Municipal Bonds				4,102,747
	Sovereign Debt – 3.1%
42	Chile Government International Bond	2.550%	1/27/32	A	43,033
100	Chile Government International Bond	3.625%	10/30/42	A	107,582
300	Chile Government International Bond	3.500%	1/25/50	A	316,164
300	Indonesia Government International Bond, (3)	2.150%	7/28/31	BBB	297,688
100	Indonesia Government International Bond	4.350%	1/11/48	Baa2	114,277
44	Indonesia Government International Bond	3.500%	2/14/50	BBB	45,507
100	Israel Government International Bond	4.500%	1/30/43	A+	127,174

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt (continued)
$ 1,108	Mexico Government International Bond	5.550%	1/21/45	BBB	$1,351,095
66	Mexico Government International Bond	4.350%	1/15/47	BBB	69,500
100	Mexico Government International Bond	4.600%	2/10/48	BBB	108,155
710	Panama Government International Bond	4.500%	5/15/47	BBB	808,569
225	Peruvian Government International Bond	1.862%	12/01/32	BBB+	205,463
148	Peruvian Government International Bond	2.780%	12/01/60	BBB+	127,085
225	Peruvian Government International Bond	3.230%	7/28/21	BBB+	189,020
44	Philippine Government International Bond	3.750%	1/14/29	BBB	49,766
150	Philippine Government International Bond	3.950%	1/20/40	BBB	167,741
500	Philippine Government International Bond	3.700%	3/01/41	BBB	544,139
90	Republic of Italy Government International Bond	5.375%	6/15/33	Baa3	115,539
24	State of Israel	3.375%	1/15/50	A+	26,241
296	Uruguay Government International Bond	5.100%	6/18/50	BBB	387,612
150	Uruguay Government International Bond	4.975%	4/20/55	BBB	193,512
4,822	Total Sovereign Debt				5,394,862
$ 9,138	Total Government Related (cost $10,541,082)				10,569,890
	Total Long-Term Investments (cost $171,835,738)				172,427,062

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.9%
	MONEY MARKET FUNDS – 0.9%
1,604,714	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.050% (6)	$ 1,604,714
	Total Investments Purchased with Collateral from Securities Lending (cost $1,604,714)		1,604,714

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 25.3%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 25.3%
$ 5,169	Federal Home Loan Bank Discount Notes	0.000%	10/20/21	N/R	$5,168,524
38,682	United States Treasury Bill	0.000%	8/03/21	AAA	38,681,973
$ 43,851	Total Short-Term Investments (cost $43,850,497)				43,850,497
	Total Investments (cost $217,290,949) – 125.5%				217,882,273
	Other Assets Less Liabilities – (25.5)%				(44,205,799)
	Net Assets – 100%				$ 173,676,474

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    July 31, 2021
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch. Ratings are not covered by the report of independent registered public accounting firm.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,571,525.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(5)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.2%
	CORPORATE DEBT – 43.0%
	Financials – 20.8%
$ 60	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/03/23	BBB-	$63,471
130	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	BBB-	141,401
100	Aflac Inc	1.125%	3/15/26	A-	100,624
100	Air Lease Corp	2.250%	1/15/23	BBB	102,507
50	Air Lease Corp	1.875%	8/15/26	BBB	50,455
81	Aircastle Ltd	4.400%	9/25/23	BBB-	86,637
85	Ally Financial Inc	3.875%	5/21/24	BBB-	91,905
40	Ally Financial Inc	5.125%	9/30/24	BBB-	44,976
67	American Express Co	3.400%	2/22/24	A-	71,659
81	American International Group Inc	4.125%	2/15/24	BBB+	88,078
40	American International Group Inc	3.750%	7/10/25	BBB+	44,068
85	Anthem Inc	2.375%	1/15/25	BBB+	89,294
85	Aon Corp	2.200%	11/15/22	BBB+	87,062
74	Ares Capital Corp	3.250%	7/15/25	BBB-	78,441
20	Assured Guaranty US Holdings Inc, (3)	5.000%	7/01/24	BBB+	22,476
164	Bank of America Corp	3.458%	3/15/25	A	175,057
100	Bank of America Corp	0.976%	4/22/25	A	100,537
80	Bank of America Corp	3.366%	1/23/26	A	86,136
100	Bank of America Corp	1.734%	7/22/27	A	101,739
100	Bank of Montreal	0.625%	7/09/24	A	100,133
100	Bank of New York Mellon Corp	0.750%	1/28/26	A+	99,389
20	Bank of Nova Scotia, (3)	0.700%	4/15/24	A	20,048
100	Bank of Nova Scotia, (3)	1.350%	6/24/26	A	100,877
270	Barclays PLC	3.932%	5/07/25	BBB+	291,315
100	Blackstone Secured Lending Fund	2.750%	9/16/26	Baa3	102,460
50	Boston Properties LP	3.800%	2/01/24	BBB+	53,376
69	Canadian Imperial Bank of Commerce, (3)	3.100%	4/02/24	A	73,510
100	Capital One Financial Corp	3.750%	4/24/24	BBB+	107,914
208	Capital One Financial Corp	3.300%	10/30/24	BBB+	224,229
100	Charles Schwab Corp	1.150%	5/13/26	A	100,885
30	Chubb INA Holdings Inc	3.150%	3/15/25	A	32,531
73	Citigroup Inc	4.044%	6/01/24	A-	77,569
60	Citigroup Inc	3.875%	3/26/25	BBB	65,881
100	Citigroup Inc	0.981%	5/01/25	A-	100,538
100	Citigroup Inc	1.462%	6/09/27	A-	100,088

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 120	Cooperatieve Rabobank UA	4.375%	8/04/25	BBB+	$134,505
250	Credit Suisse Group Funding Guernsey Ltd	3.800%	9/15/22	BBB+	259,594
10	Deutsche Bank AG/London	3.700%	5/30/24	BBB-	10,715
200	Deutsche Bank AG/New York NY	3.700%	5/30/24	BBB-	214,164
120	Discover Bank	3.350%	2/06/23	BBB	125,000
86	Fifth Third Bancorp	2.600%	6/15/22	BBB+	87,588
50	FS KKR Capital Corp	4.125%	2/01/25	Baa3	53,147
50	FS KKR Capital Corp	2.625%	1/15/27	Baa3	49,802
160	Goldman Sachs Group Inc	3.625%	2/20/24	A-	171,252
70	Goldman Sachs Group Inc	3.750%	5/22/25	A-	76,669
100	Golub Capital BDC Inc	2.050%	2/15/27	BBB-	98,998
200	HSBC Holdings PLC	3.600%	5/25/23	A	211,476
100	HSBC Holdings PLC	0.976%	5/24/25	A	100,257
66	Humana Inc	2.900%	12/15/22	BBB	68,121
85	Jefferies Group LLC	5.125%	1/20/23	BBB	90,617
100	JPMorgan Chase & Co	3.797%	7/23/24	A	106,379
134	JPMorgan Chase & Co	2.005%	3/13/26	A	138,843
100	JPMorgan Chase & Co	1.578%	4/22/27	A	101,153
26	Marsh & McLennan Cos Inc	3.875%	3/15/24	BBB+	28,139
25	MetLife Inc	3.600%	4/10/24	A-	27,038
200	Mitsubishi UFJ Financial Group Inc	0.953%	7/19/25	A	201,036
177	Morgan Stanley	3.700%	10/23/24	A	193,275
100	Morgan Stanley	0.790%	5/30/25	A	99,847
100	Morgan Stanley	1.593%	5/04/27	A	101,478
310	Natwest Group PLC	4.269%	3/22/25	BBB+	336,885
200	Nomura Holdings Inc	1.653%	7/14/26	BBB+	201,013
50	Oaktree Specialty Lending Corp	2.700%	1/15/27	Baa3	50,567
50	Office Properties Income Trust	2.650%	6/15/26	BBB-	51,417
50	Owl Rock Capital Corp	3.750%	7/22/25	BBB-	53,138
51	Prudential Financial Inc	5.625%	6/15/43	BBB+	54,639
51	Prudential Financial Inc	5.200%	3/15/44	BBB+	55,048
100	Royal Bank of Canada	1.200%	4/27/26	A+	100,273
100	Royal Bank of Canada	1.150%	7/14/26	A	100,337
81	Santander Holdings USA Inc	3.500%	6/07/24	BBB	86,691
120	Santander UK Group Holdings PLC	4.796%	11/15/24	BBB+	130,990
85	State Street Corp	3.700%	11/20/23	A+	91,633
140	Sumitomo Mitsui Financial Group Inc	3.748%	7/19/23	A	149,038
10	Symetra Financial Corp	4.250%	7/15/24	BBB	10,858
70	Synchrony Financial	2.850%	7/25/22	BBB-	71,528
10	Synchrony Financial	4.375%	3/19/24	BBB-	10,888
50	Toronto-Dominion Bank	1.200%	6/03/26	A	50,455

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 71	Trinity Acquisition PLC	4.625%	8/15/23	BBB	$76,607
126	Truist Bank	3.689%	8/02/24	A	134,310
30	Ventas Realty LP	3.750%	5/01/24	BBB+	32,173
50	Vornado Realty LP	2.150%	6/01/26	BBB	51,189
18	Wells Fargo & Co	3.500%	3/08/22	A	18,350
141	Wells Fargo & Co	3.750%	1/24/24	A	151,577
100	Wells Fargo & Co	0.805%	5/19/25	A	100,179
110	Wells Fargo & Co	3.550%	9/29/25	A	121,226
100	Westpac Banking Corp	1.150%	6/03/26	AA-	100,970
8,025	Total Financials				8,418,338
	Industrial – 9.7%
85	AbbVie Inc	2.600%	11/21/24	BBB	89,926
85	Altria Group Inc	2.350%	5/06/25	BBB+	88,975
80	American Tower Corp	2.400%	3/15/25	BBB	83,740
35	Amgen Inc	1.900%	2/21/25	BBB+	36,417
50	Astrazeneca Finance LLC	1.200%	5/28/26	A-	50,421
110	AT&T Inc	3.400%	5/15/25	BBB	119,983
30	AutoZone Inc	3.250%	4/15/25	BBB	32,449
50	Becton Dickinson and Co	3.363%	6/06/24	BBB-	53,556
85	Boeing Co	4.875%	5/01/25	BBB-	95,300
44	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB-	45,146
20	Carrier Global Corp	2.242%	2/15/25	BBB-	20,928
19	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/01/24	BBB-	20,673
20	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	BBB-	22,698
47	Cigna Corp	3.750%	7/15/23	BBB+	49,914
30	CNH Industrial Capital LLC	1.450%	7/15/26	BBB-	30,173
71	CVS Health Corp	2.625%	8/15/24	BBB	74,908
99	Dell International LLC / EMC Corp	5.450%	6/15/23	BBB-	107,066
50	Diamondback Energy Inc	4.750%	5/31/25	BBB-	56,127
20	Eastman Chemical Co	3.600%	8/15/22	BBB-	20,500
100	eBay Inc	1.400%	5/10/26	BBB+	101,251
50	Enbridge Inc	3.500%	6/10/24	BBB+	53,609
74	Energy Transfer LP	4.250%	3/15/23	BBB-	77,482
50	Enterprise Products Operating LLC	3.900%	2/15/24	BBB+	53,745
85	Equifax Inc	2.600%	12/15/25	BBB	90,408
100	Equinix Inc	1.450%	5/15/26	BBB	100,512
50	Fidelity National Information Services Inc	0.600%	3/01/24	BBB	49,962
100	Fiserv Inc	3.800%	10/01/23	BBB	106,828
50	Fiserv Inc	2.750%	7/01/24	BBB	52,933

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 20	Fox Corp	4.030%	1/25/24	BBB	$21,626
20	General Electric Co	3.375%	3/11/24	BBB+	21,405
61	General Motors Financial Co Inc	4.375%	9/25/21	BBB-	61,358
100	General Motors Financial Co Inc	1.250%	1/08/26	BBB-	99,922
90	Gilead Sciences Inc	3.500%	2/01/25	BBB+	97,511
59	Global Payments Inc	4.000%	6/01/23	BBB-	62,344
30	HCA Inc	5.250%	4/15/25	BBB-	34,419
100	HP Inc, 144A	1.450%	6/17/26	BBB	99,918
36	Keurig Dr Pepper Inc	4.057%	5/25/23	BBB	38,303
45	Kinder Morgan Energy Partners LP	4.250%	9/01/24	BBB	49,334
30	Laboratory Corp of America Holdings	1.550%	6/01/26	BBB	30,397
50	Las Vegas Sands Corp	2.900%	6/25/25	BBB-	51,888
85	LYB International Finance III LLC	2.875%	5/01/25	BBB	90,674
85	Marriott International Inc/MD	5.750%	5/01/25	BBB-	98,067
100	Martin Marietta Materials Inc	0.650%	7/15/23	BBB	100,196
10	McDonald's Corp	3.250%	6/10/24	BBB+	10,684
10	Moody's Corp	2.625%	1/15/23	BBB+	10,309
35	Moody's Corp	3.750%	3/24/25	BBB+	38,440
50	MPLX LP	4.875%	12/01/24	BBB	55,862
40	Norfolk Southern Corp	3.250%	12/01/21	BBB+	40,093
50	Omnicom Group Inc / Omnicom Capital Inc	3.650%	11/01/24	BBB+	54,522
70	ONEOK Inc	2.750%	9/01/24	BBB	73,733
100	Oracle Corp	2.950%	11/15/24	BBB+	106,583
50	PayPal Holdings Inc	2.400%	10/01/24	A-	52,612
50	Pioneer Natural Resources Co	0.550%	5/15/23	BBB	50,063
10	Reliance Steel & Aluminum Co	4.500%	4/15/23	BBB	10,568
50	Roper Technologies Inc, (3)	2.350%	9/15/24	BBB	52,286
70	Ryder System Inc	2.500%	9/01/24	BBB	73,508
35	Sabine Pass Liquefaction LLC	5.625%	3/01/25	BBB-	40,073
10	Southern Copper Corp	3.875%	4/23/25	BBB+	10,908
20	Steel Dynamics Inc	2.800%	12/15/24	BBB-	21,116
50	Stryker Corp	1.150%	6/15/25	BBB+	50,478
20	Tapestry Inc	4.250%	4/01/25	BBB-	21,775
59	Union Pacific Corp	3.150%	3/01/24	BBB+	62,893
20	Verizon Communications Inc	3.500%	11/01/24	BBB+	21,671
50	Verizon Communications Inc	1.450%	3/20/26	BBB+	50,672
100	VMware Inc, (WI/DD)	1.400%	8/15/26	BBB-	100,319
85	Williams Cos Inc	3.900%	1/15/25	BBB	92,852

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 50	Zimmer Biomet Holdings Inc	3.550%	4/01/25	BBB	$ 54,359
3,694	Total Industrial				3,899,371
	Utility – 12.5%
100	AES Corp, 144A	1.375%	1/15/26	BBB-	99,805
81	Ameren Corp	2.500%	9/15/24	BBB	85,285
100	American Electric Power Co Inc, (3)	1.000%	11/01/25	BBB+	99,798
118	American Water Capital Corp	3.850%	3/01/24	A-	126,822
85	Avangrid Inc	3.150%	12/01/24	BBB	91,173
80	CenterPoint Energy Inc	2.500%	9/01/24	BBB	83,801
100	CenterPoint Energy Inc	1.450%	6/01/26	BBB	101,134
83	CenterPoint Energy Resources Corp	3.550%	4/01/23	A-	86,927
80	CMS Energy Corp	3.875%	3/01/24	BBB	85,818
121	Dominion Energy Inc	3.071%	8/15/24	BBB	128,755
150	Dominion Energy Inc	3.300%	3/15/25	BBB	162,801
100	Dominion Energy Inc	1.450%	4/15/26	BBB	100,949
70	DTE Energy Co	2.529%	10/01/24	BBB	73,430
179	Duke Energy Carolinas LLC	3.050%	3/15/23	A+	186,534
85	Edison International	4.950%	4/15/25	BBB-	94,419
70	Entergy Gulf States Louisiana LLC	5.590%	10/01/24	A	80,514
169	Entergy Louisiana LLC	5.400%	11/01/24	A	194,064
109	Evergy Inc	2.450%	9/15/24	BBB	114,657
70	Eversource Energy	2.750%	3/15/22	BBB+	70,933
100	Eversource Energy	0.800%	8/15/25	BBB+	99,785
59	Exelon Corp	3.497%	6/01/22	BBB	60,385
120	Exelon Corp	3.950%	6/15/25	BBB	132,406
150	Exelon Corp	3.400%	4/15/26	BBB	164,616
266	Georgia Power Co	2.200%	9/15/24	A-	278,086
50	Interstate Power and Light Co	3.250%	12/01/24	BBB+	53,800
74	ITC Holdings Corp	2.700%	11/15/22	BBB	76,018
100	National Rural Utilities Cooperative Finance Corp	0.350%	2/08/24	A	99,458
24	NextEra Energy Capital Holdings Inc	2.800%	1/15/23	BBB+	24,791
235	NextEra Energy Capital Holdings Inc	2.750%	5/01/25	BBB+	250,380
20	Oncor Electric Delivery Co LLC	2.950%	4/01/25	A	21,422
100	Pacific Gas and Electric Co	3.400%	8/15/24	BBB-	104,375
250	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	260,789
134	PacifiCorp	3.600%	4/01/24	A+	143,968
150	PacifiCorp	3.350%	7/01/25	A+	163,109
150	Pinnacle West Capital Corp	1.300%	6/15/25	A-	151,845
224	PSEG Power LLC	3.850%	6/01/23	BBB	237,249
100	Public Service Co of Colorado	2.900%	5/15/25	A+	106,751

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 100	Public Service Electric and Gas Co	0.950%	3/15/26	A+	$100,185
85	Sempra Energy	3.550%	6/15/24	BBB	91,321
31	Southern California Edison Co	1.845%	2/01/22	A-	31,032
61	Southern California Edison Co	3.400%	6/01/23	A-	64,069
100	Southern California Edison Co	1.200%	2/01/26	A-	100,446
50	Tucson Electric Power Co	3.050%	3/15/25	A-	53,701
120	Wisconsin Electric Power Co	3.100%	6/01/25	A	129,440
4,803	Total Utility				5,067,046
$ 16,522	Total Corporate Debt (cost $16,950,340)				17,384,755

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 30.0%
$ 202	American Express Credit Account Master Trust	2.200%	4/15/25	AA-	$206,157
50	AmeriCredit Automobile Receivables Trust 2021-2	1.010%	1/19/27	AA-	50,045
20	BA Credit Card Trust	0.440%	9/15/26	AAA	20,000
50	BANK 2021-BNK34	1.935%	6/15/63	AAA	51,648
100	BENCHMARK 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	103,090
150	Carmax Auto Owner Trust 2018-3	3.130%	6/15/23	AAA	151,667
95	Carmax Auto Owner Trust 2020-1	1.890%	12/16/24	AAA	96,539
100	CNH Equipment Trust 2019-C	2.350%	4/15/27	Aa1	103,693
120	COMM 2012-CCRE1 Mortgage Trust	3.912%	5/15/45	Aaa	122,179
542	COMM 2014-CCRE16 Mortgage Trust	3.775%	4/10/47	AAA	575,001
190	COMM 2014-LC17 Mortgage Trust	3.648%	10/10/47	Aaa	199,915
260	Fannie Mae Pool BM3087	4.000%	12/01/32	N/R	278,159
85	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	91,278
65	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	68,964
148	Fannie Mae Pool MA3798	3.000%	10/01/34	N/R	156,376
40	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	41,695
43	Fannie Mae Pool MA3897	3.000%	1/01/35	N/R	45,198
526	Fannie Mae Pool MA3985	3.000%	4/01/35	N/R	553,858
563	Fannie Mae Pool MA4179	2.000%	11/01/35	N/R	584,936
430	Fannie Mae Pool MA4206	2.000%	12/01/35	N/R	445,975
1,797	Fannie Mae Pool MA4262	2.500%	2/01/36	N/R	1,886,566
721	Fannie Mae Pool MA4278	1.500%	3/01/36	N/R	734,388
955	Fannie Mae Pool MA4279	2.000%	3/01/36	N/R	991,367
300	Fannie Mae Pool MA4418, (WI/DD)	2.000%	8/01/36	N/R	311,480
100	Ford Credit Auto Owner Trust 2020-B	1.190%	1/15/26	AA	101,582
500	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	AAA	527,032
153	Freddie Mac Gold Pool G18642	3.500%	4/01/32	N/R	164,259

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 700	Freddie Mac Multifamily Structured Pass-Through Certificates	3.205%	3/25/25	AAA	$760,059
100	GM Financial Automobile Leasing Trust 2021-2	0.690%	5/20/25	AA	100,027
150	GM Financial Consumer Automobile Receivables Trust 2020-1	2.180%	5/16/25	AA+	154,154
300	GS Mortgage Securities Trust 2019-GC38	3.872%	2/10/52	AAA	318,859
100	Honda Auto Receivables 2020-3 Owner Trust	0.370%	10/18/24	AAA	100,201
50	John Deere Owner Trust	0.740%	5/15/28	Aaa	50,194
200	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	214,858
100	Mercedes-Benz Auto Lease Trust 2021-B	0.400%	11/15/24	AAA	100,118
50	MMAF Equipment Finance LLC 2019-A, 144A	2.930%	3/10/26	Aaa	51,949
300	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	Aaa	327,291
100	Morgan Stanley Capital I Trust 2021-L5	1.518%	5/15/54	AAA	100,987
100	Santander Drive Auto Receivables Trust 2021-2	0.900%	6/15/26	Aa3	100,278
50	Santander Retail Auto Lease Trust 2017-A, 144A	0.540%	6/20/25	Aaa	49,979
50	Santander Retail Auto Lease Trust 2017-A, 144A	1.410%	11/20/25	Baa2	49,972
119	SoFi Professional Loan Program 2020-C Trust, 144A	1.950%	2/15/46	AAA	120,686
100	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	AAA	103,512
100	Toyota Auto Receivables 2021-B Owner Trust	0.530%	10/15/26	AAA	100,001
90	Verizon Master Trust	0.500%	5/20/27	AAA	90,155
89	Verizon Owner Trust 2019-A	2.930%	9/20/23	AAA	90,100
135	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	142,428
118	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	Baa1	119,608
140	WFRBS Commercial Mortgage Trust 2013-C12	3.863%	3/15/48	AA	145,332
100	World Omni Auto Receivables Trust 2021-B	0.420%	6/15/26	AAA	100,178
$ 11,646	Total Securitized (cost $12,066,426)				12,153,973

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 26.2%
$ 2,884	United States Treasury Note/Bond	1.375%	10/15/22	AAA	$2,928,161
211	United States Treasury Note/Bond	2.000%	10/31/22	AAA	215,954
128	United States Treasury Note/Bond	2.000%	11/30/22	AAA	131,210
337	United States Treasury Note/Bond	2.375%	1/31/23	AAA	348,255
542	United States Treasury Note/Bond	2.500%	3/31/23	AAA	563,066
300	United States Treasury Note/Bond	0.125%	5/31/23	AAA	299,801
113	United States Treasury Note/Bond	2.875%	11/30/23	AAA	119,908
113	United States Treasury Note/Bond	2.500%	1/31/24	AAA	119,277
332	United States Treasury Note/Bond	1.750%	6/30/24	AAA	345,578
70	United States Treasury Note/Bond	1.250%	8/31/24	AAA	71,878
1,681	United States Treasury Note/Bond	1.375%	1/31/25	AAA	1,734,516
167	United States Treasury Note/Bond	0.375%	4/30/25	AAA	166,198
350	United States Treasury Note/Bond	0.250%	5/31/25	AAA	346,377
650	United States Treasury Note/Bond	0.250%	7/31/25	AAA	642,230

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 200	United States Treasury Note/Bond	0.375%	12/31/25	AAA	$197,828
700	United States Treasury Note/Bond	0.750%	4/30/26	AAA	702,789
1,300	United States Treasury Note/Bond	0.750%	5/31/26	AAA	1,304,266
350	United States Treasury Note/Bond	0.875%	6/30/26	AAA	353,090
$ 10,428	Total U.S. Treasury (cost $10,540,912)				10,590,382
	Total Long-Term Investments (cost $39,557,678)				40,129,110

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.7%
	MONEY MARKET FUNDS – 0.7%
277,750	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.050% (5)	$ 277,750
	Total Investments Purchased with Collateral from Securities Lending (cost $277,750)		277,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.8%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.8%
$ 727	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/02/21	N/R	$ 727,000
$ 727	Total Short-Term Investments (cost $727,000)				727,000
	Total Investments (cost $40,562,428) – 101.7%				41,133,860
	Other Assets Less Liabilities – (1.7)%				(677,827)
	Net Assets – 100%				$ 40,456,033
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch. Ratings are not covered by the report of independent registered public accounting firm.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $271,949.
(4)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.7%
	CORPORATE DEBT – 97.7%
	Financials – 7.7%
$ 110	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	$114,125
470	Centene Corp, 144A	5.375%	6/01/26	BB+	489,599
60	Centene Corp, 144A	5.375%	8/15/26	BB+	62,478
260	Centene Corp	4.250%	12/15/27	BB+	274,300
165	Centene Corp	2.450%	7/15/28	BB+	167,269
1,700	Centene Corp	4.625%	12/15/29	BB+	1,863,115
140	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	145,230
60	Curo Group Holdings Corp, 144A	7.500%	8/01/28	B-	61,050
350	Deutsche Bank AG/New York NY	5.882%	7/08/31	BB+	413,179
100	Enact Holdings Inc, 144A	6.500%	8/15/25	Ba3	108,432
150	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	152,007
160	Howard Hughes Corp, 144A	5.375%	8/01/28	BB-	169,400
140	Howard Hughes Corp, 144A	4.375%	2/01/31	BB-	139,639
50	Icahn Enterprises LP / Icahn Enterprises Finance Corp	4.750%	9/15/24	BB	52,111
240	Intesa Sanpaolo SpA, 144A	5.710%	1/15/26	BB+	270,908
200	iStar Inc	4.250%	8/01/25	BB	207,362
300	Kennedy-Wilson Inc	5.000%	3/01/31	BB	307,500
140	LPL Holdings Inc, 144A	4.000%	3/15/29	BB	142,100
150	MGIC Investment Corp	5.250%	8/15/28	BB+	159,461
200	Molina Healthcare Inc, 144A	4.375%	6/15/28	BB-	209,250
200	Molina Healthcare Inc, 144A	3.875%	11/15/30	BB-	211,750
110	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	118,415
610	Nationstar Mortgage Holdings Inc, 144A	5.125%	12/15/30	B	608,475
100	OneMain Finance Corp	6.875%	3/15/25	BB-	113,432
150	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	5.875%	10/01/28	B+	160,125
400	PennyMac Financial Services Inc, 144A	5.375%	10/15/25	BB-	419,736
260	UniCredit SpA, 144A	5.459%	6/30/35	BB+	286,910
6,975	Total Financials				7,427,358
	Industrial – 88.8%
750	1011778 BC ULC / New Red Finance Inc, 144A	3.875%	1/15/28	BB+	755,467
100	ACCO Brands Corp, 144A	4.250%	3/15/29	BB-	99,875
110	Adtalem Global Education Inc, 144A	5.500%	3/01/28	BB-	112,613
210	AECOM	5.125%	3/15/27	BB-	233,625

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 100	Altera Infrastructure LP/Teekay Offshore Finance Corp, 144A	8.500%	7/15/23	CCC	$91,625
200	Altice France Holding SA, 144A	6.000%	2/15/28	CCC+	197,250
100	American Airlines Group Inc, 144A, (3)	3.750%	3/01/25	CCC	88,999
258	American Axle & Manufacturing Inc	6.250%	4/01/25	B	266,708
170	AmeriGas Partners LP / AmeriGas Finance Corp	5.500%	5/20/25	Ba2	187,527
150	AmeriGas Partners LP / AmeriGas Finance Corp	5.875%	8/20/26	Ba2	168,000
100	AMN Healthcare Inc, 144A	4.625%	10/01/27	BB-	104,125
100	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB-	110,747
120	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	BB-	123,600
180	Aramark Services Inc, 144A	5.000%	4/01/25	B+	184,725
100	Aramark Services Inc, 144A	5.000%	2/01/28	B+	103,888
210	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	220,500
340	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	346,375
280	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	4.000%	9/01/29	B+	280,350
150	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	5.250%	8/15/27	B-	153,165
120	ASGN Inc, 144A	4.625%	5/15/28	BB-	124,500
210	Aston Martin Capital Holdings Ltd, 144A	10.500%	11/30/25	CCC+	233,100
390	Avantor Funding Inc, 144A	4.625%	7/15/28	BB-	410,475
910	Avaya Inc, 144A	6.125%	9/15/28	B+	973,700
110	Avient Corp, 144A	5.750%	5/15/25	BB-	115,500
50	Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A, (3)	5.375%	3/01/29	B	52,000
160	Axalta Coating Systems LLC, 144A	3.375%	2/15/29	BB-	157,400
60	Ball Corp	4.875%	3/15/26	BB+	67,050
110	Ball Corp	2.875%	8/15/30	BB+	108,858
200	Bausch Health Cos Inc, 144A	5.750%	8/15/27	BB	210,500
1,750	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	1,837,500
400	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	381,500
350	Black Knight InfoServ LLC, 144A	3.625%	9/01/28	BB-	350,719
60	Bombardier Inc, 144A	7.875%	4/15/27	CCC	62,176
110	Booz Allen Hamilton Inc, 144A	3.875%	9/01/28	BB	112,200
150	Builders FirstSource Inc, 144A	6.750%	6/01/27	BBB-	160,500
60	Builders FirstSource Inc, 144A	5.000%	3/01/30	BB-	63,825
150	Builders FirstSource Inc, 144A	4.250%	2/01/32	BB-	153,189
150	Cable One Inc, 144A	4.000%	11/15/30	BB-	150,750
110	Cascades Inc/Cascades USA Inc, 144A	5.375%	1/15/28	BB-	115,775
400	Catalent Pharma Solutions Inc, 144A	5.000%	7/15/27	BB-	418,500
150	CDK Global Inc, 144A	5.250%	5/15/29	BB+	163,125
240	CDW LLC / CDW Finance Corp	4.250%	4/01/28	BBB-	249,235
440	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op	5.375%	4/15/27	B-	448,800

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 490	Century Communities Inc	6.750%	6/01/27	BB-	$520,375
510	Charles River Laboratories International Inc, 144A	3.750%	3/15/29	BB	523,387
300	Chemours Co, (3)	5.375%	5/15/27	B+	325,500
200	Chemours Co, 144A	5.750%	11/15/28	B+	212,250
280	Cheniere Energy Inc	4.625%	10/15/28	Ba3	295,215
120	Cheniere Energy Partners LP	5.625%	10/01/26	BB	123,913
300	Cheniere Energy Partners LP	4.500%	10/01/29	BB	323,625
150	Cheniere Energy Partners LP, 144A	4.000%	3/01/31	BB	158,670
100	Clarivate Science Holdings Corp, 144A	4.875%	6/30/29	CCC+	100,714
170	Clean Harbors Inc, 144A	4.875%	7/15/27	BB+	178,288
400	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	414,640
210	Clear Channel Worldwide Holdings Inc, 144A	5.125%	8/15/27	B+	215,607
100	CommScope Inc, 144A	5.500%	3/01/24	BB-	102,859
640	CommScope Inc, 144A	6.000%	3/01/26	BB-	667,200
240	CommScope Inc, 144A	8.250%	3/01/27	B-	254,100
312	CommScope Technologies LLC, 144A	6.000%	6/15/25	B-	316,680
310	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	313,658
100	Consolidated Communications Inc, 144A	6.500%	10/01/28	B+	107,598
460	Cornerstone Building Brands Inc, 144A	6.125%	1/15/29	B-	489,900
100	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	102,235
260	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	6.000%	2/01/29	BB-	270,400
130	Darling Ingredients Inc, 144A	5.250%	4/15/27	BB+	136,149
650	DaVita Inc, 144A	4.625%	6/01/30	BB-	671,937
830	DaVita Inc, 144A	3.750%	2/15/31	BB-	804,909
80	DCP Midstream Operating LP	5.375%	7/15/25	BB+	88,400
166	Delta Air Lines Inc	7.375%	1/15/26	BB+	195,381
150	Deluxe Corp, 144A	8.000%	6/01/29	B-	163,875
760	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A, (3)	5.375%	8/15/26	CCC+	440,800
200	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CCC-	79,250
200	DT Midstream Inc, 144A	4.125%	6/15/29	BB+	205,120
210	Edgewell Personal Care Co, 144A	5.500%	6/01/28	BB	222,363
410	Elanco Animal Health Inc	5.272%	8/28/23	BB	438,700
300	Elastic NV, 144A	4.125%	7/15/29	B+	301,137
140	Encompass Health Corp	4.500%	2/01/28	B+	145,250
100	Encompass Health Corp	4.750%	2/01/30	B+	106,750
30	Energizer Holdings Inc, 144A	4.750%	6/15/28	B+	30,825
510	Energizer Holdings Inc, 144A	4.375%	3/31/29	B+	513,493
350	Envision Healthcare Corp, 144A	8.750%	10/15/26	CCC-	258,083
210	Flex Acquisition Co Inc, 144A	7.875%	7/15/26	CCC+	218,770
500	Frontier Communications Holdings LLC, 144A	6.750%	5/01/29	CCC+	532,500
410	Gap Inc, 144A	8.875%	5/15/27	BB	471,324

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 260	Gartner Inc, 144A	4.500%	7/01/28	BB+	$274,950
160	Gartner Inc, 144A	3.625%	6/15/29	BB+	163,800
140	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	145,387
550	Global Medical Response Inc, 144A	6.500%	10/01/25	B	570,625
200	Go Daddy Operating Co LLC / GD Finance Co Inc, 144A	5.250%	12/01/27	BB-	209,786
600	Gray Television Inc, 144A	4.750%	10/15/30	B+	594,816
400	Greif Inc, 144A	6.500%	3/01/27	B+	421,000
230	GrubHub Holdings Inc, 144A	5.500%	7/01/27	BB-	241,684
110	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB-	109,038
220	Hanesbrands Inc, 144A	4.625%	5/15/24	BB	232,650
160	Hanesbrands Inc, 144A	4.875%	5/15/26	BB	172,496
110	HCA Inc	5.875%	2/15/26	BB+	127,875
610	HCA Inc	3.500%	9/01/30	BB+	662,429
250	Herbalife Nutrition Ltd / HLF Financing Inc, 144A	7.875%	9/01/25	BB-	271,563
500	Herc Holdings Inc, 144A	5.500%	7/15/27	BB-	524,375
310	Hilton Domestic Operating Co Inc	4.875%	1/15/30	BB	332,503
500	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	B	504,510
500	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	4.875%	7/01/31	B	490,441
80	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp	4.875%	4/01/27	BB	83,023
200	HLF Financing Sarl LLC / Herbalife International Inc, 144A	4.875%	6/01/29	BB-	201,900
150	Hologic Inc, 144A	3.250%	2/15/29	BB	151,503
400	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	BB-	426,000
210	Howmet Aerospace Inc	6.875%	5/01/25	BB+	244,379
190	Hughes Satellite Systems Corp	5.250%	8/01/26	BBB-	212,325
70	Hughes Satellite Systems Corp, (3)	6.625%	8/01/26	BB	78,663
260	IAA Inc, 144A	5.500%	6/15/27	B	272,675
600	iHeartCommunications Inc	8.375%	5/01/27	CCC+	638,244
670	IHS Markit Ltd	4.750%	8/01/28	Baa2	797,300
200	Indigo Merger Sub Inc, 144A	2.875%	7/15/26	BB+	203,980
120	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	125,400
390	Iron Mountain Inc, 144A	4.875%	9/15/29	BB-	408,525
850	ITT Holdings LLC, 144A	6.500%	8/01/29	B	847,943
450	Jaguar Holding Co II / PPD Development LP, 144A	5.000%	6/15/28	B+	484,875
200	Jazz Securities DAC, 144A	4.375%	1/15/29	BB	208,250
190	KAR Auction Services Inc, 144A	5.125%	6/01/25	B-	194,513
648	Kraft Heinz Foods Co	3.000%	6/01/26	BB+	688,214
200	L Brands Inc, 144A	6.625%	10/01/30	BB-	230,000
10	Lamb Weston Holdings Inc, 144A	4.625%	11/01/24	BB+	10,275
350	Lamb Weston Holdings Inc, 144A	4.875%	5/15/28	BB+	387,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 250	Level 3 Financing Inc, 144A	4.250%	7/01/28	BB	$254,531
200	Lions Gate Capital Holdings LLC, 144A	5.500%	4/15/29	B-	204,740
350	Live Nation Entertainment Inc, 144A	4.750%	10/15/27	B-	357,437
430	LogMeIn Inc, 144A	5.500%	9/01/27	B	445,759
300	Lumen Technologies Inc, 144A	4.000%	2/15/27	BB+	308,250
250	Macy's Inc, 144A	8.375%	6/15/25	BB+	272,500
80	Marriott Ownership Resorts Inc / ILG LLC	6.500%	9/15/26	B+	82,965
70	Masonite International Corp, 144A	5.375%	2/01/28	BB+	74,463
100	MasTec Inc, 144A	4.500%	8/15/28	BB	105,452
400	MEDNAX Inc, 144A	6.250%	1/15/27	B+	421,384
120	Mercer International Inc	5.125%	2/01/29	BB-	122,250
150	Methanex Corp	5.250%	12/15/29	BB	165,825
490	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.625%	5/01/24	BB-	530,342
740	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB-	826,950
330	Michaels Cos Inc, 144A	5.250%	5/01/28	BB-	341,550
100	ModivCare Inc, 144A	5.875%	11/15/25	B+	106,125
100	NCL Corp Ltd, 144A	3.625%	12/15/24	B-	95,125
250	NCL Corp Ltd, 144A	10.250%	2/01/26	B+	285,625
150	NCL Corp Ltd, 144A	5.875%	3/15/26	B-	151,125
150	NCL Finance Ltd, 144A	6.125%	3/15/28	B-	151,500
380	NCR Corp, 144A	5.750%	9/01/27	B+	400,900
560	NCR Corp, 144A	5.000%	10/01/28	B+	576,800
240	NCR Corp, 144A	6.125%	9/01/29	B+	260,282
110	Netflix Inc	4.875%	4/15/28	BB+	128,700
130	Netflix Inc	5.875%	11/15/28	BB+	161,525
100	Newell Brands Inc	4.875%	6/01/25	BB+	110,750
300	Nexstar Media Inc, 144A	4.750%	11/01/28	B+	309,372
700	Nielsen Co Luxembourg SARL, 144A, (3)	5.000%	2/01/25	BB	718,830
1,700	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.625%	10/01/28	BB	1,795,625
300	Nielsen Finance LLC / Nielsen Finance Co, 144A	4.750%	7/15/31	BB	302,573
160	Nokia Oyj	4.375%	6/12/27	BB+	176,400
220	NortonLifeLock Inc, 144A	5.000%	4/15/25	BB-	222,750
160	ON Semiconductor Corp, 144A	3.875%	9/01/28	BB	166,672
200	Open Text Corp, 144A	3.875%	2/15/28	BB	206,500
200	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	5.000%	8/15/27	B+	204,000
110	Owens & Minor Inc, 144A	4.500%	3/31/29	B	112,750
100	Owens-Brockway Glass Container Inc, 144A	5.875%	8/15/23	B	107,125
120	Parkland Corp/Canada, 144A	5.875%	7/15/27	BB	127,950
170	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	B+	102,000
700	Performance Food Group Inc, 144A	5.500%	10/15/27	B	729,171
85	Performance Food Group Inc, 144A	4.250%	8/01/29	B2	86,249

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 200	Plantronics Inc, 144A	4.750%	3/01/29	B	$195,000
600	Post Holdings Inc, 144A	5.625%	1/15/28	B+	631,500
350	Post Holdings Inc, 144A	4.625%	4/15/30	B+	356,563
120	Prestige Brands Inc, 144A	3.750%	4/01/31	B+	118,650
200	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB-	219,000
1,300	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	1,356,745
50	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B+	50,000
100	PTC Inc, 144A	3.625%	2/15/25	BB	102,750
100	PTC Inc, 144A	4.000%	2/15/28	BB	103,375
240	Qorvo Inc	4.375%	10/15/29	BBB-	261,230
270	Qorvo Inc, 144A	3.375%	4/01/31	BBB-	280,268
210	QualityTech LP / QTS Finance Corp, 144A	3.875%	10/01/28	BB+	224,946
300	Rackspace Technology Global Inc, 144A	3.500%	2/15/28	B+	288,750
350	Rakuten Group Inc, 144A	5.125%	N/A (4)	B+	351,313
200	Rakuten Group Inc, 144A	6.250%	N/A (4)	B+	205,580
300	RBS Global Inc / Rexnord LLC, 144A	4.875%	12/15/25	BB-	306,000
800	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.750%	1/15/29	B-	839,000
300	Renewable Energy Group Inc, 144A	5.875%	6/01/28	BB	312,750
130	Ritchie Bros Auctioneers Inc, 144A	5.375%	1/15/25	BB+	132,925
70	Rite Aid Corp, 144A	7.500%	7/01/25	CCC+	70,154
280	Rite Aid Corp, 144A	8.000%	11/15/26	CCC+	281,050
400	Royal Caribbean Cruises Ltd, 144A	9.125%	6/15/23	B+	435,052
300	Royal Caribbean Cruises Ltd, 144A	4.250%	7/01/26	B	292,830
600	SBA Communications Corp	4.875%	9/01/24	BB-	609,000
900	SBA Communications Corp	3.875%	2/15/27	BB-	928,125
320	Scripps Escrow II Inc, 144A	5.375%	1/15/31	CCC+	319,200
10	Scripps Escrow Inc, 144A	5.875%	7/15/27	CCC+	10,350
400	Seagate HDD Cayman, 144A	4.091%	6/01/29	BB+	419,500
1,140	Select Medical Corp, 144A	6.250%	8/15/26	B-	1,205,231
100	Sensata Technologies BV, 144A	4.000%	4/15/29	BB+	102,625
250	Sensata Technologies Inc, 144A	3.750%	2/15/31	BB+	251,875
20	Service Corp International/US	5.125%	6/01/29	BB	21,600
220	Sirius XM Radio Inc, 144A	3.875%	8/01/22	BB	220,000
310	Sirius XM Radio Inc, 144A	5.000%	8/01/27	BB	323,950
260	Sirius XM Radio Inc, 144A	5.500%	7/01/29	BB	284,739
300	Sirius XM Radio Inc, 144A	4.125%	7/01/30	BB	309,504
356	Six Flags Entertainment Corp, 144A, (3)	5.500%	4/15/27	B-	366,858
100	Spectrum Brands Inc, 144A	3.875%	3/15/31	B	100,210
250	Spirit AeroSystems Inc, 144A	7.500%	4/15/25	B	265,000
200	Sprint Corp	7.625%	3/01/26	BB	244,298
600	Summit Materials LLC / Summit Materials Finance Corp, 144A	5.250%	1/15/29	BB	636,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 380	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB-	$396,625
200	Sunoco LP / Sunoco Finance Corp	4.500%	5/15/29	BB-	204,500
110	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	112,952
150	Surgery Center Holdings Inc, 144A, (3)	10.000%	4/15/27	CCC	163,500
50	Syneos Health Inc, 144A	3.625%	1/15/29	BB-	49,625
20	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 144A	5.500%	9/15/24	BB-	20,253
570	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.000%	1/15/28	BB	599,366
420	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.875%	1/15/29	BB	471,700
550	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.500%	3/01/30	BB	605,632
300	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	4.875%	2/01/31	BB	324,375
220	TechnipFMC PLC, 144A	6.500%	2/01/26	BB+	235,753
190	TEGNA Inc	5.000%	9/15/29	BB	198,550
100	Teleflex Inc	4.625%	11/15/27	BB	105,471
100	Teleflex Inc, 144A	4.250%	6/01/28	BB	104,250
250	Tempur Sealy International Inc, 144A	4.000%	4/15/29	BB	256,250
980	Tenet Healthcare Corp, 144A	5.125%	11/01/27	B+	1,026,550
230	Tenet Healthcare Corp, 144A	4.625%	6/15/28	B+	238,050
260	Tenneco Inc, (3)	5.000%	7/15/26	B-	256,425
250	Terex Corp, 144A	5.000%	5/15/29	BB-	259,063
140	Tesla Inc, 144A	5.300%	8/15/25	BB	143,655
100	T-Mobile USA Inc	3.375%	4/15/29	BB	104,119
460	TransDigm Inc	6.375%	6/15/26	B-	474,950
260	TransDigm Inc, 144A	4.875%	5/01/29	B-	260,411
110	TreeHouse Foods Inc	4.000%	9/01/28	BB-	110,138
470	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B	479,729
156	Triumph Group Inc, 144A	8.875%	6/01/24	B	172,770
200	Triumph Group Inc, 144A	6.250%	9/15/24	CCC	201,000
1,170	Trivium Packaging Finance BV, 144A	5.500%	8/15/26	B	1,222,650
100	Tronox Inc, 144A	4.625%	3/15/29	B	101,625
100	TTM Technologies Inc, 144A	4.000%	3/01/29	BB-	100,625
130	Twilio Inc	3.875%	3/15/31	BB	135,967
100	United Natural Foods Inc, 144A	6.750%	10/15/28	B-	107,750
160	United Rentals North America Inc	4.875%	1/15/28	BB	168,960
180	United Rentals North America Inc	5.250%	1/15/30	BB	196,960
300	United Rentals North America Inc	4.000%	7/15/30	BB	311,625
100	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.125%	12/15/24	CCC	102,750
320	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	340,800
400	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	4.750%	4/15/28	B	401,200
150	Univar Solutions USA Inc/Washington, 144A	5.125%	12/01/27	BB	156,981
230	Univision Communications Inc, 144A	6.625%	6/01/27	B	247,321
100	UPC Holding BV, 144A	5.500%	1/15/28	B	105,250

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 360	US Foods Inc, 144A	6.250%	4/15/25	BB-	$379,152
260	US Foods Inc, 144A	4.750%	2/15/29	B+	265,200
210	Valvoline Inc, 144A	4.250%	2/15/30	BB-	217,350
100	VEON Holdings BV	7.250%	4/26/23	BB+	107,830
200	VEON Holdings BV, 144A	3.375%	11/25/27	BBB-	201,638
100	ViacomCBS Inc	6.250%	2/28/57	BB+	114,497
320	VICI Properties LP / VICI Note Co Inc, 144A	3.750%	2/15/27	BB	329,200
450	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	481,500
350	Videotron Ltd, 144A	3.625%	6/15/29	BB+	359,187
150	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB-	160,238
110	Vista Outdoor Inc, 144A	4.500%	3/15/29	BB-	112,003
400	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB-	408,548
300	Vodafone Group PLC	7.000%	4/04/79	BB+	372,398
250	Vodafone Group PLC	4.125%	6/04/81	BB+	252,948
110	Vodafone Group PLC	3.250%	6/04/81	BB+	111,813
550	Weatherford International Ltd, 144A	11.000%	12/01/24	B-	569,250
200	Weir Group PLC, 144A	2.200%	5/13/26	BBB-	202,147
521	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB-	580,446
350	Western Digital Corp	4.750%	2/15/26	BB+	388,500
460	Western Midstream Operating LP	5.050%	2/01/30	BB	516,366
150	William Carter Co, 144A	5.500%	5/15/25	BB+	157,893
850	Williams Scotsman International Inc, 144A	4.625%	8/15/28	B+	875,500
100	WMG Acquisition Corp, 144A	3.875%	7/15/30	BB+	102,750
350	WMG Acquisition Corp, 144A	3.000%	2/15/31	BB+	339,007
100	WR Grace & Co-Conn, 144A	4.875%	6/15/27	BB-	105,625
240	Wyndham Hotels & Resorts Inc, 144A	4.375%	8/15/28	BB	248,086
210	Xerox Corp	4.375%	3/15/23	BB+	219,450
310	Xerox Holdings Corp, 144A	5.500%	8/15/28	BB+	327,031
560	Yum! Brands Inc, 144A	4.750%	1/15/30	BB-	613,200
300	Zayo Group Holdings Inc, 144A	6.125%	3/01/28	CCC+	305,298
590	Ziggo Bond Co BV, 144A	6.000%	1/15/27	B-	612,172
600	Ziggo BV, 144A	5.500%	1/15/27	B+	622,630
1,300	Ziggo BV, 144A	4.875%	1/15/30	B+	1,340,950
82,342	Total Industrial				85,558,408
	Utility – 1.2%
200	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	212,000
100	Clearway Energy Operating LLC, 144A	3.750%	2/15/31	BB	100,000
160	Drax Finco PLC, 144A	6.625%	11/01/25	BBB-	164,600
500	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	B+	517,800
50	NextEra Energy Operating Partners LP, 144A	4.250%	7/15/24	BB+	52,572

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 150	NextEra Energy Operating Partners LP, 144A	3.875%	10/15/26	BB+	$ 157,875
1,160	Total Utility				1,204,847
$ 90,477	Total Corporate Debt (cost $93,005,487)				94,190,613
	Total Long-Term Investments (cost $93,005,487)				94,190,613

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.0%
	MONEY MARKET FUNDS – 2.0%
1,871,599	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.050% (6)	$ 1,871,599
	Total Investments Purchased with Collateral from Securities Lending (cost $1,871,599)		1,871,599

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%
$ 192	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/02/21	N/R	$ 192,000
$ 192	Total Short-Term Investments (cost $192,000)				192,000
	Total Investments (cost $95,069,086) – 99.9%				96,254,212
	Other Assets Less Liabilities – 0.1%				123,835
	Net Assets – 100%				$ 96,378,047
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch. Ratings are not covered by the report of independent registered public accounting firm.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,796,839.
(4)	Perpetual security. Maturity date is not applicable.
(5)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
N/A	Not Applicable.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.2%
	U.S. TREASURY – 36.7%
$ 9,205	United States Treasury Note/Bond	1.875%	9/30/22	AAA	$9,394,493
250	United States Treasury Note/Bond	0.125%	9/30/22	AAA	250,059
3,400	United States Treasury Note/Bond	1.500%	1/15/23	AAA	3,467,867
1,500	United States Treasury Note/Bond	0.125%	1/31/23	AAA	1,499,883
500	United States Treasury Note/Bond	0.125%	2/28/23	AAA	499,922
2,600	United States Treasury Note/Bond	0.125%	3/31/23	AAA	2,598,781
2,400	United States Treasury Note/Bond	0.125%	4/30/23	AAA	2,398,500
700	United States Treasury Note/Bond	0.125%	5/31/23	AAA	699,535
1,900	United States Treasury Note/Bond	0.125%	6/30/23	AAA	1,898,664
1,248	United States Treasury Note/Bond	2.750%	7/31/23	AAA	1,311,716
1,346	United States Treasury Note/Bond	2.875%	11/30/23	AAA	1,428,285
1,411	United States Treasury Note/Bond	2.500%	1/31/24	AAA	1,489,377
1,814	United States Treasury Note/Bond	2.250%	4/30/24	AAA	1,910,085
4,872	United States Treasury Note/Bond	2.000%	5/31/24	AAA	5,101,897
262	United States Treasury Note/Bond	1.250%	8/31/24	AAA	269,031
3,090	United States Treasury Note/Bond	2.125%	9/30/24	AAA	3,258,984
1,454	United States Treasury Note/Bond	2.125%	11/30/24	AAA	1,535,844
2,824	United States Treasury Note/Bond	1.375%	1/31/25	AAA	2,913,905
1,500	United States Treasury Note/Bond	0.250%	5/31/25	AAA	1,484,473
950	United States Treasury Note/Bond	0.250%	8/31/25	AAA	937,680
3,900	United States Treasury Note/Bond	0.250%	9/30/25	AAA	3,846,832
800	United States Treasury Note/Bond	0.250%	10/31/25	AAA	788,312
1,820	United States Treasury Note/Bond	0.375%	11/30/25	AAA	1,802,227
1,300	United States Treasury Note/Bond	0.375%	12/31/25	AAA	1,285,883
3,500	United States Treasury Note/Bond	0.375%	1/31/26	AAA	3,459,668
500	United States Treasury Note/Bond	0.500%	2/28/26	AAA	496,719
1,900	United States Treasury Note/Bond	0.750%	3/31/26	AAA	1,908,164
3,200	United States Treasury Note/Bond	0.750%	4/30/26	AAA	3,212,750
700	United States Treasury Note/Bond	0.750%	5/31/26	AAA	702,297
1,700	United States Treasury Note/Bond	0.875%	6/30/26	AAA	1,715,008
900	United States Treasury Note/Bond	0.500%	6/30/27	AAA	882,035
2,186	United States Treasury Note/Bond	2.250%	8/15/27	AAA	2,364,808
888	United States Treasury Note/Bond	2.250%	11/15/27	AAA	961,399
2,344	United States Treasury Note/Bond	2.750%	2/15/28	AAA	2,613,743
1,470	United States Treasury Note/Bond	2.375%	5/15/29	AAA	1,611,430
514	United States Treasury Note/Bond	1.625%	8/15/29	AAA	534,801

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 1,200	United States Treasury Note/Bond	0.625%	5/15/30	AAA	$1,144,687
1,700	United States Treasury Note/Bond	0.625%	8/15/30	AAA	1,616,859
200	United States Treasury Note/Bond	1.125%	8/15/40	AAA	178,016
3,850	United States Treasury Note/Bond	1.375%	11/15/40	AAA	3,575,086
1,300	United States Treasury Note/Bond	1.875%	2/15/41	AAA	1,314,016
500	United States Treasury Note/Bond	2.250%	5/15/41	AAA	536,406
1,964	United States Treasury Note/Bond	2.750%	8/15/42	AAA	2,281,769
4,571	United States Treasury Note/Bond	2.750%	8/15/47	AAA	5,381,995
2,050	United States Treasury Note/Bond	1.250%	5/15/50	AAA	1,744,342
1,000	United States Treasury Note/Bond	1.375%	8/15/50	AAA	878,008
200	United States Treasury Note/Bond	1.625%	11/15/50	AAA	186,875
3,900	United States Treasury Note/Bond	1.875%	2/15/51	AA+	3,867,703
1,100	United States Treasury Note/Bond	2.375%	5/15/51	AAA	1,219,797
$ 94,383	Total U.S. Treasury (cost $94,294,799)				96,460,616

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 29.8%
$ 50	AmeriCredit Automobile Receivables Trust 2021-2	1.010%	1/19/27	AA	$50,045
20	BA Credit Card Trust	0.440%	9/15/26	AAA	20,000
200	BANK 2019-BN19	2.926%	8/15/61	AAA	215,435
100	BANK 2021-BNK34	1.935%	6/15/63	AAA	103,296
100	BANK 2021-BNK35, (WI/DD)	2.067%	7/15/28	N/R	102,999
500	BBCMS Mortgage Trust 2020-C6	2.690%	2/15/53	AAA	524,453
200	Benchmark 2021-B24 Mortgage Trust	2.264%	3/15/54	AAA	205,971
100	Benchmark 2021-B27 Mortgage Trust	2.703%	7/15/54	A-	101,460
367	Capital One Multi-Asset Execution Trust	1.720%	8/15/24	AAA	372,908
95	Carmax Auto Owner Trust 2020-1	1.890%	12/16/24	AAA	96,539
100	Citibank Credit Card Issuance Trust	3.290%	5/23/25	AAA	105,573
180	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	Aaa	195,647
500	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	Aaa	537,406
2,886	Fannie Mae Pool FM5488	4.000%	5/01/49	N/R	3,076,932
3,981	Fannie Mae Pool FM5665	3.500%	8/01/48	N/R	4,223,127
1,587	Fannie Mae Pool FN MA4356	2.500%	6/01/51	N/R	1,653,345
438	Fannie Mae Pool MA2941	3.500%	3/01/32	N/R	467,295
498	Fannie Mae Pool MA3120	3.500%	9/01/47	Aaa	530,557
1,246	Fannie Mae Pool MA3143	3.000%	9/01/47	N/R	1,314,041
89	Fannie Mae Pool MA3182	3.500%	11/01/47	Aaa	94,330
348	Fannie Mae Pool MA3358	4.500%	5/01/48	Aaa	376,927
127	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	136,214
285	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	303,442
191	Fannie Mae Pool MA3536	4.000%	12/01/48	Aaa	204,262

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 306	Fannie Mae Pool MA3574	3.500%	1/01/49	N/R	$324,413
1,738	Fannie Mae Pool MA3774	3.000%	9/01/49	Aaa	1,821,103
99	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	104,239
197	Fannie Mae Pool MA3865	3.000%	12/01/34	N/R	206,851
210	Fannie Mae Pool MA3890	3.000%	1/01/40	N/R	221,020
1,142	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	1,196,846
267	Fannie Mae Pool MA3957	3.500%	3/01/35	N/R	285,307
879	Fannie Mae Pool MA4074	2.000%	7/01/35	N/R	912,160
777	Fannie Mae Pool MA4123	2.000%	9/01/35	N/R	806,849
842	Fannie Mae Pool MA4180	2.500%	11/01/35	N/R	884,275
2,589	Fannie Mae Pool MA4182	2.000%	11/01/50	N/R	2,640,777
1,508	Fannie Mae Pool MA4183	2.500%	11/01/50	N/R	1,570,941
1,661	Fannie Mae Pool MA4208	2.000%	12/01/50	N/R	1,693,552
2,183	Fannie Mae Pool MA4238	2.500%	1/01/51	AAA	2,274,880
974	Fannie Mae Pool MA4254	1.500%	2/01/51	N/R	963,800
1,124	Fannie Mae Pool MA4255	2.000%	2/01/51	N/R	1,146,196
4,251	Fannie Mae Pool MA4256	2.500%	2/01/51	N/R	4,429,312
940	Fannie Mae Pool MA4268	2.000%	2/01/41	N/R	969,022
672	Fannie Mae Pool MA4278	1.500%	3/01/36	N/R	685,429
901	Fannie Mae Pool MA4298	2.500%	3/01/36	N/R	949,382
194	Fannie Mae Pool MA4302	1.500%	4/01/36	N/R	198,003
394	Fannie Mae Pool MA4304	1.500%	4/01/51	N/R	389,681
2,776	Fannie Mae Pool MA4305	2.000%	4/01/51	N/R	2,831,073
2,206	Fannie Mae Pool MA4307	3.000%	4/01/51	N/R	2,326,396
147	Fannie Mae Pool MA4310	1.500%	4/01/41	N/R	147,584
96	Fannie Mae Pool MA4316	2.500%	4/01/36	N/R	101,344
988	Fannie Mae Pool MA4325	2.000%	5/01/51	N/R	1,008,054
988	Fannie Mae Pool MA4326	2.500%	5/01/51	N/R	1,029,240
489	Fannie Mae Pool MA4327	3.000%	5/01/51	N/R	513,482
245	Fannie Mae Pool MA4329	2.000%	5/01/36	N/R	254,040
244	Fannie Mae Pool MA4330	2.500%	5/01/36	N/R	256,015
690	Fannie Mae Pool MA4334	2.500%	5/01/41	N/R	721,471
274	Fannie Mae Pool MA4337	4.000%	4/01/51	N/R	292,713
2,086	Fannie Mae Pool MA4355	2.000%	6/01/51	N/R	2,127,224
890	Fannie Mae Pool MA4357	3.000%	6/01/51	N/R	938,077
395	Fannie Mae Pool MA4359	1.500%	6/01/36	N/R	402,587
394	Fannie Mae Pool MA4360	2.000%	6/01/36	N/R	409,413
98	Fannie Mae Pool MA4361	2.500%	6/01/36	N/R	102,818
102	Fannie Mae Pool MA4364	2.000%	6/01/41	N/R	104,800
99	Fannie Mae Pool MA4366	2.500%	6/01/41	N/R	103,608
200	Fannie Mae Pool MA4377	1.500%	7/01/51	N/R	197,472
299	Fannie Mae Pool MA4378	2.000%	7/01/51	N/R	305,210

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 199	Fannie Mae Pool MA4380	3.000%	7/01/51	N/R	$209,218
299	Fannie Mae Pool MA4387	2.000%	7/01/41	N/R	307,880
500	Fannie Mae Pool MA4397	1.500%	8/01/51	N/R	494,943
1,550	Fannie Mae Pool MA4398, (DD1)	2.000%	8/01/51	N/R	1,580,833
500	Fannie Mae Pool MA4399	2.500%	8/01/51	N/R	520,946
348	Fannie Mae Pool MA4400, (WI/DD)	3.000%	8/01/51	N/R	367,019
200	Fannie Mae Pool MA4402	1.500%	8/01/36	N/R	203,865
600	Fannie Mae Pool MA4403	2.000%	8/01/36	N/R	622,959
200	Fannie Mae-Aces	3.052%	3/25/28	N/R	222,985
250	Fannie Mae-Aces	3.370%	7/25/28	N/R	284,234
100	Ford Credit Floorplan Master Owner Trust A	2.480%	9/15/24	AAA	102,484
800	Freddie Mac Multifamily Structured Pass-Through Certificates	2.862%	5/25/26	AAA	866,161
100	Freddie Mac Multifamily Structured Pass-Through Certificates	0.861%	6/25/27	Aaa	100,261
62	Freddie Mac Multifamily Structured Pass-Through Certificates	1.760%	3/25/28	Aaa	64,404
100	Freddie Mac Multifamily Structured Pass-Through Certificates	1.770%	5/25/28	Aaa	104,043
342	Freddie Mac Multifamily Structured Pass-Through Certificates	2.701%	4/25/29	AAA	369,827
99	Freddie Mac Multifamily Structured Pass-Through Certificates	1.101%	8/25/30	Aaa	99,353
100	Freddie Mac Multifamily Structured Pass-Through Certificates	1.353%	11/25/30	Aaa	101,498
100	Freddie Mac Multifamily Structured Pass-Through Certificates	1.647%	5/25/31	N/R	101,402
100	Freddie Mac Multifamily Structured Pass-Through Certificates	2.007%	7/25/35	N/R	105,222
811	Ginnie Mae II Pool MA3663	3.500%	5/20/46	Aaa	865,044
117	Ginnie Mae II Pool MA5264	4.000%	6/20/48	Aaa	125,032
134	Ginnie Mae II Pool MA5398	4.000%	8/20/48	Aaa	142,595
803	Ginnie Mae II Pool MA6038	3.000%	7/20/49	N/R	842,234
367	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	383,924
1,431	Ginnie Mae II Pool MA6338	3.000%	12/20/49	N/R	1,498,368
326	Ginnie Mae II Pool MA6542	3.500%	3/20/50	N/R	342,077
152	Ginnie Mae II Pool MA6600	3.500%	4/20/50	N/R	159,884
919	Ginnie Mae II Pool MA6819	2.500%	8/20/50	N/R	955,992
139	Ginnie Mae II Pool MA6820	3.000%	8/20/50	N/R	145,593
1,041	Ginnie Mae II Pool MA6864	2.000%	9/20/50	N/R	1,066,692
1,064	Ginnie Mae II Pool MA6865	2.500%	9/20/50	N/R	1,106,601
129	Ginnie Mae II Pool MA6931	2.500%	10/20/50	N/R	134,343
447	Ginnie Mae II Pool MA6995	2.500%	11/20/50	N/R	464,827
641	Ginnie Mae II Pool MA7051	2.000%	12/20/50	N/R	656,423
1,040	Ginnie Mae II Pool MA7052	2.500%	12/20/50	N/R	1,081,006
465	Ginnie Mae II Pool MA7054	3.500%	12/20/50	N/R	488,093
374	Ginnie Mae II Pool MA7135	2.000%	1/20/51	N/R	382,693
686	Ginnie Mae II Pool MA7136	2.500%	1/20/51	N/R	712,918
957	Ginnie Mae II Pool MA7254	2.000%	3/20/51	N/R	981,073
296	Ginnie Mae II Pool MA7311	2.000%	4/20/51	N/R	303,619
691	Ginnie Mae II Pool MA7312	2.500%	4/20/51	N/R	718,941

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 248	Ginnie Mae II Pool MA7366	2.000%	5/20/51	N/R	$254,376
744	Ginnie Mae II Pool MA7367	2.500%	5/20/51	N/R	773,466
299	Ginnie Mae II Pool MA7417	2.000%	6/20/51	N/R	306,606
646	Ginnie Mae II Pool MA7419, (DD1)	3.000%	6/20/51	N/R	679,022
300	Ginnie Mae II Pool MA7471	2.000%	7/20/51	N/R	307,477
100	GM Financial Automobile Leasing Trust 2021-2	0.690%	5/20/25	AA+	100,027
200	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	AAA	230,868
100	Honda Auto Receivables 2021-2 Owner Trust	0.330%	8/15/25	AAA	99,985
50	John Deere Owner Trust	0.740%	5/15/28	Aaa	50,194
100	Mercedes-Benz Auto Lease Trust 2021-B	0.400%	11/15/24	AAA	100,118
100	Morgan Stanley Capital I Trust 2021-L5	1.518%	5/15/54	AAA	100,987
100	Santander Drive Auto Receivables Trust 2021-2	0.900%	6/15/26	Aa1	100,278
100	Toyota Auto Receivables 2021-B Owner Trust	0.530%	10/15/26	AAA	100,001
90	Verizon Master Trust	0.500%	5/20/27	AAA	90,155
271	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	284,856
300	Wells Fargo Commercial Mortgage Trust 2019-C49	3.760%	3/15/52	Aaa	340,309
100	World Omni Auto Receivables Trust 2021-B	0.420%	6/15/26	AAA	100,178
$ 75,169	Total Securitized (cost $79,182,305)				78,265,275

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 27.0%
	Financials – 8.4%
$ 100	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	BBB-	$104,968
100	Aflac Inc	3.600%	4/01/30	A-	113,942
200	Air Lease Corp	2.875%	1/15/26	BBB	211,423
100	Alexandria Real Estate Equities Inc	3.375%	8/15/31	BBB+	111,713
71	Allstate Corp	4.500%	6/15/43	A-	91,469
10	Ally Financial Inc	5.800%	5/01/25	BBB-	11,627
110	Ally Financial Inc	8.000%	11/01/31	BBB-	159,812
10	Ally Financial Inc	8.000%	11/01/31	BBB-	14,280
201	American Express Co	3.400%	2/27/23	A-	210,194
40	American Express Co	3.400%	2/22/24	A-	42,781
230	American International Group Inc	3.400%	6/30/30	BBB+	254,240
52	Ameriprise Financial Inc	4.000%	10/15/23	A-	56,053
110	Anthem Inc	3.650%	12/01/27	BBB	123,979
100	Anthem Inc	2.250%	5/15/30	BBB	102,656
100	Anthem Inc	4.650%	1/15/43	BBB	127,222
30	Assurant Inc	2.650%	1/15/32	BBB	30,323
90	Australia & New Zealand Banking Group Ltd/New York NY	3.700%	11/16/25	AA-	101,004
40	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	A-	40,205
250	Bank of America Corp	0.523%	6/14/24	A	250,054

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 200	Bank of America Corp	1.734%	7/22/27	A	$203,477
250	Bank of America Corp	2.087%	6/14/29	A	254,492
150	Bank of America Corp	4.271%	7/23/29	A	173,116
600	Bank of America Corp	3.974%	2/07/30	A	682,139
200	Bank of America Corp	2.592%	4/29/31	A	207,073
250	Bank of America Corp	2.651%	3/11/32	A	259,199
100	Bank of America Corp	2.299%	7/21/32	A	100,881
100	Bank of America Corp	3.311%	4/22/42	A	107,617
200	Bank of America Corp	2.972%	7/21/52	A	201,739
148	Bank of Montreal	3.803%	12/15/32	BBB+	164,633
76	Bank of New York Mellon Corp	3.450%	8/11/23	A+	80,811
100	Bank of New York Mellon Corp	2.800%	5/04/26	A+	108,208
185	Bank of New York Mellon Corp	3.300%	8/23/29	A	207,128
100	Bank of Nova Scotia	0.650%	7/31/24	A2	100,125
100	Bank of Nova Scotia, (3)	1.350%	6/24/26	A	100,877
500	Barclays PLC	4.836%	5/09/28	BBB	567,097
42	BlackRock Inc	3.500%	3/18/24	AA-	45,418
40	BlackRock Inc	3.250%	4/30/29	AA-	45,165
140	Boston Properties LP	2.900%	3/15/30	BBB+	148,269
100	BPCE SA	4.000%	4/15/24	A+	109,160
50	Brixmor Operating Partnership LP	4.125%	6/15/26	BBB-	56,255
100	Brookfield Finance I UK Plc	2.340%	1/30/32	A-	100,945
40	Brookfield Finance Inc	4.350%	4/15/30	A-	46,956
100	Brookfield Finance Inc	2.724%	4/15/31	A-	104,987
40	Camden Property Trust	2.800%	5/15/30	A-	43,067
103	Canadian Imperial Bank of Commerce	3.500%	9/13/23	AA	109,867
100	Charles Schwab Corp	3.200%	3/02/27	A	110,250
100	Charles Schwab Corp	2.000%	3/20/28	A	103,796
99	Chubb Corp	6.000%	5/11/37	A	145,886
100	CI Financial Corp	4.100%	6/15/51	BBB	105,538
100	Citigroup Inc	0.981%	5/01/25	A-	100,538
1,148	Citigroup Inc	3.980%	3/20/30	A-	1,306,627
100	Citigroup Inc	2.561%	5/01/32	A-	103,295
100	Citizens Financial Group Inc	2.638%	9/30/32	BBB	101,121
60	CME Group Inc	5.300%	9/15/43	AA-	87,977
250	Credit Suisse AG/New York NY	2.950%	4/09/25	A+	267,985
30	CyrusOne LP / CyrusOne Finance Corp	3.450%	11/15/29	BBB-	32,190
200	Deutsche Bank AG/New York NY	1.447%	4/01/25	BBB-	201,599
150	Deutsche Bank AG/New York NY	3.035%	5/28/32	BBB-	154,969
50	Duke Realty LP	2.875%	11/15/29	BBB+	53,452
50	Equitable Holdings Inc	4.350%	4/20/28	BBB+	57,751

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 30	Equitable Holdings Inc	5.000%	4/20/48	BBB+	$38,915
86	ERP Operating LP	2.500%	2/15/30	A-	90,180
50	Federal Realty Investment Trust	3.500%	6/01/30	A-	55,520
100	First American Financial Corp	2.400%	8/15/31	BBB	98,892
42	Franklin Resources Inc	2.800%	9/15/22	A	43,165
50	GATX Corp	4.700%	4/01/29	BBB	58,658
100	Healthpeak Properties Inc	1.350%	2/01/27	BBB+	100,423
50	Healthpeak Properties Inc	3.500%	7/15/29	BBB+	56,242
50	Host Hotels & Resorts LP	4.500%	2/01/26	BBB-	55,480
125	HSBC Holdings PLC	0.976%	5/24/25	A-	125,321
200	HSBC Holdings PLC	2.013%	9/22/28	A-	202,334
400	HSBC Holdings PLC	2.804%	5/24/32	A-	414,410
60	Humana Inc	2.900%	12/15/22	BBB	61,928
50	Humana Inc	4.875%	4/01/30	BBB	60,996
100	Humana Inc	2.150%	2/03/32	BBB	100,316
9	Humana Inc	4.625%	12/01/42	BBB	11,286
10	Humana Inc	4.950%	10/01/44	BBB	13,149
100	Huntington Bancshares Inc/OH	2.625%	8/06/24	BBB+	105,514
100	ING Groep NV	3.950%	3/29/27	A-	113,247
50	ING Groep NV	4.050%	4/09/29	A-	57,855
114	Intercontinental Exchange Inc	3.750%	9/21/28	A-	129,374
50	Intercontinental Exchange Inc	4.250%	9/21/48	A-	60,585
50	Invesco Finance PLC	3.750%	1/15/26	A-	55,557
100	JPMorgan Chase & Co	0.824%	6/01/25	A	100,074
150	JPMorgan Chase & Co	3.702%	5/06/30	A	168,612
200	JPMorgan Chase & Co	2.739%	10/15/30	A	210,839
1,098	JPMorgan Chase & Co	4.493%	3/24/31	A	1,311,950
100	JPMorgan Chase & Co	3.157%	4/22/42	A	106,331
250	JPMorgan Chase & Co	3.328%	4/22/52	A	271,430
10	KeyBank NA/Cleveland OH	3.300%	2/01/22	A-	10,156
9	KeyBank NA/Cleveland OH	3.300%	6/01/25	A-	9,875
20	KeyBank NA/Cleveland OH	6.950%	2/01/28	BBB+	25,796
99	KeyCorp	2.250%	4/06/27	BBB+	103,551
50	Kilroy Realty LP	4.750%	12/15/28	BBB	58,757
100	Kimco Realty Corp	2.700%	10/01/30	BBB+	104,349
20	Legg Mason Inc	4.750%	3/15/26	A	23,289
20	Life Storage LP	4.000%	6/15/29	BBB	22,881
100	Lincoln National Corp	3.050%	1/15/30	BBB+	108,616
40	Lloyds Banking Group PLC	4.500%	11/04/24	BBB+	44,375
300	Lloyds Banking Group PLC	2.438%	2/05/26	A	314,133
20	Lloyds Banking Group PLC	4.550%	8/16/28	A	23,472

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 30	Manulife Financial Corp	5.375%	3/04/46	A	$42,825
150	Marsh & McLennan Cos Inc	2.250%	11/15/30	A-	154,545
100	MetLife Inc	3.000%	3/01/25	A-	107,548
100	MetLife Inc	4.050%	3/01/45	A-	120,495
200	Mitsubishi UFJ Financial Group Inc	2.757%	9/13/26	A-	213,879
200	Mitsubishi UFJ Financial Group Inc	1.538%	7/20/27	A-	202,102
64	Mitsubishi UFJ Financial Group Inc	3.961%	3/02/28	A-	73,163
9	Mizuho Financial Group Inc	2.839%	7/16/25	A+	9,518
200	Mizuho Financial Group Inc	2.226%	5/25/26	A+	207,635
10	Mizuho Financial Group Inc	3.663%	2/28/27	A+	11,166
100	Mizuho Financial Group Inc	2.869%	9/13/30	A+	106,030
100	Morgan Stanley	0.790%	5/30/25	A	99,847
847	Morgan Stanley	3.772%	1/24/29	A	951,724
200	Morgan Stanley	4.431%	1/23/30	A	234,818
110	Morgan Stanley	3.622%	4/01/31	A	123,602
100	Morgan Stanley	2.239%	7/21/32	A	100,704
100	National Australia Bank Ltd/New York	3.625%	6/20/23	AA-	106,227
50	National Australia Bank Ltd/New York	3.375%	1/14/26	AA-	55,400
100	Natwest Group PLC	4.269%	3/22/25	BBB+	108,673
100	Natwest Group PLC	5.076%	1/27/30	BBB+	119,795
200	Nomura Holdings Inc	2.172%	7/14/28	BBB+	201,120
42	Northern Trust Corp	3.950%	10/30/25	A	47,562
20	Northern Trust Corp	3.150%	5/03/29	A+	22,308
44	ORIX Corp	2.900%	7/18/22	A-	45,097
20	People's United Financial Inc	3.650%	12/06/22	BBB+	20,687
10	PNC Bank NA	3.300%	10/30/24	A	10,832
10	PNC Bank NA	3.100%	10/25/27	A	11,043
90	PNC Bank NA	4.050%	7/26/28	A-	104,921
10	PNC Bank NA	2.700%	10/22/29	A-	10,719
182	PNC Financial Services Group Inc	3.900%	4/29/24	A-	197,614
54	Principal Financial Group Inc	3.700%	5/15/29	A-	61,196
54	Progressive Corp	3.200%	3/26/30	A	60,146
30	Progressive Corp	4.200%	3/15/48	A	38,346
91	Prologis LP	3.875%	9/15/28	A-	105,391
10	Prologis LP	4.375%	9/15/48	A-	12,925
100	Prudential Financial Inc	1.500%	3/10/26	A-	102,184
60	Prudential Financial Inc	3.000%	3/10/40	A-	62,977
10	Prudential Financial Inc	4.500%	9/15/47	BBB+	10,936
113	Prudential Financial Inc	3.905%	12/07/47	A-	133,493
93	Regions Financial Corp	3.800%	8/14/23	BBB+	99,120
20	Regions Financial Corp	7.375%	12/10/37	BBB	31,096

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 10	Reinsurance Group of America Inc	3.950%	9/15/26	BBB+	$11,219
39	Reinsurance Group of America Inc	3.900%	5/15/29	BBB+	44,276
100	Royal Bank of Canada	2.250%	11/01/24	A	104,930
10	Royal Bank of Canada	4.650%	1/27/26	A-	11,484
100	Royal Bank of Canada	1.200%	4/27/26	A	100,273
100	Royal Bank of Canada	1.150%	7/14/26	A	100,337
120	Simon Property Group LP	1.750%	2/01/28	A-	120,966
120	Simon Property Group LP	2.200%	2/01/31	A-	120,489
42	Sompo International Holdings Ltd	4.700%	10/15/22	A-	43,999
149	State Street Corp	3.100%	5/15/23	A	156,357
90	State Street Corp	2.400%	1/24/30	A+	95,487
158	Sumitomo Mitsui Financial Group Inc	3.936%	10/16/23	A+	170,002
50	Sumitomo Mitsui Financial Group Inc	2.632%	7/14/26	A+	53,213
330	Sumitomo Mitsui Financial Group Inc, (3)	3.364%	7/12/27	A+	366,111
100	SVB Financial Group	2.100%	5/15/28	A-	102,609
20	SVB Financial Group	3.125%	6/05/30	A-	21,813
200	Toronto-Dominion Bank	1.200%	6/03/26	A+	201,819
30	Toronto-Dominion Bank	3.625%	9/15/31	A	33,476
100	Travelers Cos Inc	4.600%	8/01/43	A	133,642
51	Truist Bank	3.625%	9/16/25	A	56,443
200	Truist Financial Corp	3.700%	6/05/25	A-	221,270
50	Truist Financial Corp	1.887%	6/07/29	A-	51,010
21	Ventas Realty LP	3.850%	4/01/27	BBB+	23,672
10	Ventas Realty LP	3.000%	1/15/30	BBB+	10,632
84	Ventas Realty LP	4.750%	11/15/30	BBB+	101,532
9	Voya Financial Inc	4.800%	6/15/46	BBB	11,612
60	Voya Financial Inc	4.700%	1/23/48	BBB-	63,155
100	Welltower Inc	2.050%	1/15/29	BBB+	101,435
128	Welltower Inc	4.125%	3/15/29	BBB+	147,305
100	Westpac Banking Corp	2.150%	6/03/31	AA-	102,684
166	Westpac Banking Corp	4.322%	11/23/31	BBB+	185,432
50	Willis North America Inc	2.950%	9/15/29	BBB	52,936
10	Zions Bancorp NA	3.250%	10/29/29	BBB	10,661
20,297	Total Financials				22,219,143
	Industrial – 16.3%
20	3M Co	3.375%	3/01/29	A+	22,570
198	3M Co	2.375%	8/26/29	A+	210,157
70	3M Co	3.050%	4/15/30	A+	77,811
50	ABB Finance USA Inc	3.800%	4/03/28	A-	57,545
70	Activision Blizzard Inc	4.500%	6/15/47	A-	89,107

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 104	Adobe Inc	1.900%	2/01/25	A+	$108,376
18	Adobe Inc	2.150%	2/01/27	A+	18,955
10	Agilent Technologies Inc	2.100%	6/04/30	BBB+	10,063
99	Air Products and Chemicals Inc, (3)	1.850%	5/15/27	A	102,654
40	Alphabet Inc	3.375%	2/25/24	AA+	43,101
170	Alphabet Inc	1.900%	8/15/40	AA+	157,449
30	Alphabet Inc	2.050%	8/15/50	AA+	27,145
10	Amcor Finance USA Inc	4.500%	5/15/28	BBB	11,720
40	Amcor Flexibles North America Inc	2.630%	6/19/30	BBB	41,627
100	Amcor Flexibles North America Inc	2.690%	5/25/31	BBB	104,318
180	American Tower Corp	5.000%	2/15/24	BBB-	199,131
100	American Tower Corp	1.600%	4/15/26	BBB-	101,520
100	American Tower Corp	1.500%	1/31/28	BBB-	98,523
70	American Tower Corp	2.900%	1/15/30	BBB-	74,374
138	Amgen Inc, (3)	2.300%	2/25/31	BBB+	142,276
355	Amgen Inc	4.400%	5/01/45	BBB+	442,180
50	Amphenol Corp	4.350%	6/01/29	BBB+	59,116
10	Applied Materials Inc	3.900%	10/01/25	A	11,220
42	Applied Materials Inc	5.100%	10/01/35	A	56,399
50	Applied Materials Inc	4.350%	4/01/47	A	64,206
50	Aptiv PLC	4.350%	3/15/29	BBB	58,313
90	Archer-Daniels-Midland Co, (3)	3.250%	3/27/30	A	100,767
100	Astrazeneca Finance LLC	1.200%	5/28/26	A-	100,842
49	AstraZeneca PLC	1.375%	8/06/30	A-	47,332
165	AstraZeneca PLC	6.450%	9/15/37	A-	250,563
10	AstraZeneca PLC	4.375%	11/16/45	A-	12,907
100	Automatic Data Processing Inc	1.700%	5/15/28	AA-	102,136
100	AutoNation Inc	1.950%	8/01/28	BBB-	100,251
20	Avnet Inc	4.625%	4/15/26	BBB-	22,597
145	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc	3.138%	11/07/29	A-	157,902
180	Baxalta Inc	4.000%	6/23/25	BBB+	199,129
50	Baxter International Inc	1.730%	4/01/31	A-	49,343
100	Bell Telephone Co of Canada or Bell Canada	3.650%	3/17/51	BBB+	111,900
150	Biogen Inc	3.625%	9/15/22	A-	155,438
20	Biogen Inc	2.250%	5/01/30	A-	20,358
100	Block Financial LLC	2.500%	7/15/28	BBB	102,167
50	Boardwalk Pipelines LP	5.950%	6/01/26	BBB-	59,414
10	Boardwalk Pipelines LP	4.450%	7/15/27	BBB-	11,348
70	Booking Holdings Inc	2.750%	3/15/23	A-	72,646
50	Booking Holdings Inc	3.600%	6/01/26	A-	55,625
50	BorgWarner Inc	2.650%	7/01/27	BBB+	53,393

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 250	Bristol-Myers Squibb Co	2.600%	5/16/22	A+	$254,761
38	Bristol-Myers Squibb Co	2.000%	8/01/22	A+	38,683
90	Bristol-Myers Squibb Co	1.450%	11/13/30	A+	88,241
260	Bristol-Myers Squibb Co	4.125%	6/15/39	A+	320,178
149	Bristol-Myers Squibb Co	5.000%	8/15/45	A+	207,728
100	British Telecommunications PLC	9.625%	12/15/30	BBB	154,428
100	Broadridge Financial Solutions Inc	2.600%	5/01/31	BBB+	103,867
28	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB-	28,729
30	Bunge Ltd Finance Corp	3.250%	8/15/26	BBB-	32,654
10	Bunge Ltd Finance Corp	3.750%	9/25/27	BBB-	11,135
50	Bunge Ltd Finance Corp	2.750%	5/14/31	BBB-	51,245
10	Campbell Soup Co	3.300%	3/19/25	BBB	10,707
110	Campbell Soup Co	2.375%	4/24/30	BBB	112,420
50	Canadian National Railway Co	6.375%	11/15/37	A	73,776
10	Canadian National Railway Co	4.450%	1/20/49	A	12,826
47	Cardinal Health Inc	2.616%	6/15/22	BBB	47,838
38	Cardinal Health Inc	3.200%	3/15/23	BBB	39,631
40	Carlisle Cos Inc	3.500%	12/01/24	BBB	43,175
160	Carrier Global Corp	3.377%	4/05/40	BBB-	172,408
70	Caterpillar Financial Services Corp	0.950%	5/13/22	A	70,426
80	Caterpillar Financial Services Corp	2.550%	11/29/22	A	82,490
100	Caterpillar Financial Services Corp	0.450%	5/17/24	A	100,190
50	Caterpillar Financial Services Corp	3.250%	12/01/24	A	54,414
10	Caterpillar Financial Services Corp	0.800%	11/13/25	A	9,996
60	Caterpillar Inc	2.600%	9/19/29	A	64,592
186	Caterpillar Inc	3.803%	8/15/42	A	226,893
100	Celanese US Holdings LLC	1.400%	8/05/26	N/R	100,276
40	Celulosa Arauco y Constitucion SA	3.875%	11/02/27	BBB-	43,000
10	Celulosa Arauco y Constitucion SA	5.500%	11/02/47	BBB-	12,100
50	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	BBB-	57,130
50	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	58,555
40	Church & Dwight Co Inc	3.150%	8/01/27	A-	43,930
70	Cigna Corp	4.500%	2/25/26	BBB+	79,936
432	Cigna Corp	3.050%	10/15/27	BBB+	469,957
50	Cigna Corp	4.800%	8/15/38	BBB+	63,295
100	Cintas Corp No 2	3.700%	4/01/27	A-	112,421
188	Cisco Systems Inc/Delaware	2.500%	9/20/26	AA-	202,365
30	Citrix Systems Inc	3.300%	3/01/30	BBB	31,908
28	Clorox Co	3.050%	9/15/22	A-	28,667
120	CNH Industrial NV	3.850%	11/15/27	BBB-	134,503
175	Coca-Cola Co	1.450%	6/01/27	A+	178,669

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 50	Coca-Cola Co	1.000%	3/15/28	A+	$49,218
160	Coca-Cola Co	1.650%	6/01/30	A+	159,909
100	Coca-Cola Co	3.000%	3/05/51	A+	108,052
40	Coca-Cola Co	2.750%	6/01/60	A+	41,151
90	Coca-Cola Femsa SAB de CV	1.850%	9/01/32	A2	87,361
60	Colgate-Palmolive Co	1.950%	2/01/23	AA-	61,592
10	Conagra Brands Inc	4.600%	11/01/25	BBB-	11,369
130	Conagra Brands Inc	8.250%	9/15/30	BBB-	194,113
100	Corning Inc	5.350%	11/15/48	BBB+	138,314
10	Corning Inc	3.900%	11/15/49	BBB+	11,499
10	Corning Inc	4.375%	11/15/57	BBB+	12,167
150	Costco Wholesale Corp	1.375%	6/20/27	AA-	151,934
30	Crown Castle International Corp	4.300%	2/15/29	BBB-	34,847
204	Crown Castle International Corp	3.300%	7/01/30	BBB-	221,938
100	Crown Castle International Corp	2.500%	7/15/31	BBB-	102,376
155	CSX Corp	4.250%	3/15/29	BBB+	181,718
10	CSX Corp	6.000%	10/01/36	BBB+	14,106
100	CSX Corp	4.100%	3/15/44	BBB+	119,532
10	CSX Corp	4.750%	11/15/48	BBB+	13,171
42	CSX Corp	4.250%	11/01/66	BBB+	53,185
9	Cummins Inc	1.500%	9/01/30	A+	8,777
120	Cummins Inc	2.600%	9/01/50	A+	118,181
50	Darden Restaurants Inc	4.550%	2/15/48	BBB-	59,196
274	Deere & Co	3.900%	6/09/42	A	340,795
140	Dell International LLC / EMC Corp	5.450%	6/15/23	BBB-	151,406
100	Dell International LLC / EMC Corp	5.850%	7/15/25	BBB-	117,649
151	Dell International LLC / EMC Corp	8.100%	7/15/36	BBB-	234,443
100	Deutsche Telekom International Finance BV	8.750%	6/15/30	BBB+	151,068
200	Discovery Communications LLC	3.625%	5/15/30	BBB-	220,294
51	Discovery Communications LLC	6.350%	6/01/40	BBB-	71,451
46	Discovery Communications LLC	4.000%	9/15/55	BBB-	49,355
30	Dover Corp	5.375%	10/15/35	BBB+	39,250
200	Dow Chemical Co	4.250%	10/01/34	BBB	236,835
100	DR Horton Inc	1.300%	10/15/26	BBB	100,098
126	DuPont de Nemours Inc	4.725%	11/15/28	BBB+	151,131
120	DuPont de Nemours Inc	5.319%	11/15/38	BBB+	160,132
48	DXC Technology Co	4.250%	4/15/24	BBB	52,002
120	Eastern Gas Transmission & Storage Inc, 144A	4.800%	11/01/43	A	147,176
48	Eaton Corp	3.103%	9/15/27	BBB+	52,534
42	Eaton Corp	4.000%	11/02/32	BBB+	49,842
124	eBay Inc	2.700%	3/11/30	BBB+	130,419

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 126	Ecolab Inc	3.250%	12/01/27	A-	$139,874
60	Eli Lilly & Co	3.375%	3/15/29	A+	68,038
100	Eli Lilly & Co	3.700%	3/01/45	A+	119,460
9	Eli Lilly & Co	3.950%	5/15/47	A+	11,101
10	Eli Lilly & Co	3.950%	3/15/49	A+	12,421
50	Emerson Electric Co	1.950%	10/15/30	A	50,939
160	Enbridge Inc	3.125%	11/15/29	BBB+	172,451
90	Enbridge Inc	4.500%	6/10/44	BBB+	108,994
60	Equifax Inc	2.600%	12/15/25	BBB	63,817
140	Equinix Inc	2.625%	11/18/24	BBB	147,554
20	Equinix Inc	2.150%	7/15/30	BBB	20,098
100	Equinix Inc	2.500%	5/15/31	BBB	103,624
110	Estee Lauder Cos Inc	2.600%	4/15/30	A+	117,714
100	FedEx Corp	3.250%	5/15/41	BBB	105,679
100	FedEx Corp	5.100%	1/15/44	BBB	132,758
150	FedEx Corp	5.250%	5/15/50	BBB	209,526
150	Fidelity National Information Services Inc	1.650%	3/01/28	BBB	151,249
254	Fiserv Inc	3.500%	7/01/29	BBB	283,441
50	Flex Ltd	4.875%	6/15/29	BBB-	57,945
10	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	A	12,136
79	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	A	84,662
30	Fortive Corp	3.150%	6/15/26	BBB+	32,772
174	General Mills Inc	2.875%	4/15/30	BBB	187,070
160	Gilead Sciences Inc	4.600%	9/01/35	A-	200,150
296	Gilead Sciences Inc	4.000%	9/01/36	A-	351,245
50	GlaxoSmithKline Capital Inc	3.625%	5/15/25	A	55,301
30	GlaxoSmithKline Capital PLC	3.000%	6/01/24	A	32,066
230	GlaxoSmithKline Capital PLC	3.375%	6/01/29	A	259,216
150	Halliburton Co	4.850%	11/15/35	BBB+	179,027
30	Harley-Davidson Inc	4.625%	7/28/45	BBB-	33,085
10	Hasbro Inc	3.500%	9/15/27	BBB-	11,004
100	Hasbro Inc	3.900%	11/19/29	BBB-	112,539
206	HCA Inc	4.125%	6/15/29	BBB-	234,916
100	HCA Inc	5.125%	6/15/39	BBB-	127,352
100	HCA Inc	3.500%	7/15/51	BBB-	103,145
116	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	116,336
50	Hewlett Packard Enterprise Co	2.250%	4/01/23	BBB	51,352
50	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	69,337
30	Home Depot Inc	2.625%	6/01/22	A	30,549
9	Home Depot Inc	2.800%	9/14/27	A	9,828
10	Home Depot Inc	2.950%	6/15/29	A	11,034

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 299	Home Depot Inc	5.400%	9/15/40	A	$420,748
100	Home Depot Inc	5.950%	4/01/41	A	147,594
10	Home Depot Inc	4.400%	3/15/45	A	12,903
90	Home Depot Inc	3.125%	12/15/49	A	97,676
100	Hormel Foods Corp	1.700%	6/03/28	A+	101,673
100	HP Inc, 144A	1.450%	6/17/26	BBB	99,918
80	HP Inc	3.400%	6/17/30	BBB	85,839
100	IDEX Corp	2.625%	6/15/31	BBB	103,791
60	Illinois Tool Works Inc	4.875%	9/15/41	A+	81,747
392	Intel Corp	2.450%	11/15/29	A+	413,216
10	Intel Corp	4.000%	12/15/32	A+	12,173
100	Intel Corp	4.600%	3/25/40	A+	127,422
40	Intel Corp	4.250%	12/15/42	A+	49,547
60	Intel Corp	4.100%	5/11/47	A+	72,818
20	International Business Machines Corp	7.000%	10/30/25	A	25,022
350	International Business Machines Corp	3.300%	5/15/26	A	386,517
20	International Business Machines Corp	1.700%	5/15/27	A	20,464
78	International Business Machines Corp, (3)	1.950%	5/15/30	A	78,253
72	International Business Machines Corp, (3)	5.600%	11/30/39	A	102,085
90	International Business Machines Corp	4.700%	2/19/46	A	119,036
58	International Flavors & Fragrances Inc	3.200%	5/01/23	BBB	60,350
10	International Flavors & Fragrances Inc	4.375%	6/01/47	BBB	12,073
10	International Flavors & Fragrances Inc	5.000%	9/26/48	BBB	13,340
10	International Paper Co	3.800%	1/15/26	BBB	11,179
100	International Paper Co	4.800%	6/15/44	BBB	130,650
30	International Paper Co	4.350%	8/15/48	BBB	38,081
48	Intuit Inc	1.350%	7/15/27	A-	48,475
10	Intuit Inc	1.650%	7/15/30	A-	9,981
100	J M Smucker Co	2.375%	3/15/30	BBB	104,207
100	Jabil Inc	1.700%	4/15/26	BBB-	101,398
50	John Deere Capital Corp	3.650%	10/12/23	A	53,661
100	John Deere Capital Corp	0.450%	1/17/24	A	100,056
100	John Deere Capital Corp	0.450%	6/07/24	A	99,833
30	John Deere Capital Corp	1.750%	3/09/27	A	30,987
10	John Deere Capital Corp	2.800%	9/08/27	A	10,905
10	John Deere Capital Corp	2.450%	1/09/30	A	10,683
50	Johnson Controls International plc	5.125%	9/14/45	BBB+	67,706
10	Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.750%	9/15/30	BBB+	9,851
70	Kansas City Southern	4.300%	5/15/43	BBB	84,276
115	Kellogg Co	2.650%	12/01/23	BBB	120,626
179	Keurig Dr Pepper Inc	3.130%	12/15/23	BBB	189,669

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 80	Keurig Dr Pepper Inc	2.550%	9/15/26	BBB	$85,475
50	Keysight Technologies Inc	3.000%	10/30/29	BBB	53,751
10	Kimberly-Clark Corp	3.950%	11/01/28	A	11,659
48	Kimberly-Clark Corp	6.625%	8/01/37	A	75,094
69	Kimberly-Clark Corp	5.300%	3/01/41	A	95,816
450	Kinder Morgan Inc	5.300%	12/01/34	BBB	565,771
30	Koninklijke KPN NV	8.375%	10/01/30	BBB	43,061
10	Kroger Co	2.200%	5/01/30	BBB+	10,166
160	Kroger Co	6.900%	4/15/38	BBB+	239,579
9	Kroger Co	5.400%	7/15/40	BBB+	11,995
100	Laboratory Corp of America Holdings	1.550%	6/01/26	BBB	101,323
100	Laboratory Corp of America Holdings	2.700%	6/01/31	BBB	103,779
10	Lam Research Corp	1.900%	6/15/30	A	10,211
90	Lam Research Corp	3.125%	6/15/60	A	97,410
30	Leggett & Platt Inc	4.400%	3/15/29	BBB	34,858
119	Linde Inc/CT, (3)	2.700%	2/21/23	A	122,716
10	Linde Inc/CT	1.100%	8/10/30	A	9,564
10	Lowe's Cos Inc	4.500%	4/15/30	BBB+	11,928
100	Lowe's Cos Inc	2.625%	4/01/31	BBB+	105,049
300	Lowe's Cos Inc	5.000%	4/15/40	BBB+	392,239
150	LYB International Finance III LLC	3.375%	5/01/30	BBB	165,596
60	Magna International Inc	2.450%	6/15/30	A-	62,181
150	Marathon Petroleum Corp	4.750%	9/15/44	BBB	180,165
40	Martin Marietta Materials Inc	2.500%	3/15/30	BBB	41,319
100	Martin Marietta Materials Inc	3.200%	7/15/51	BBB	102,228
100	Marvell Technology Inc, 144A	2.450%	4/15/28	BBB-	103,377
50	Masco Corp	2.000%	2/15/31	BBB	49,475
28	Mastercard Inc	2.000%	11/21/21	A+	28,107
20	Mastercard Inc	2.950%	6/01/29	A+	22,153
144	Mastercard Inc	3.350%	3/26/30	A+	164,601
40	Mastercard Inc	3.800%	11/21/46	A+	47,954
139	McCormick & Co Inc/MD	2.700%	8/15/22	BBB	142,160
250	McDonald's Corp	3.300%	7/01/25	BBB+	272,007
250	McDonald's Corp	4.200%	4/01/50	BBB+	308,199
20	Micron Technology Inc	4.975%	2/06/26	BBB-	23,136
80	Micron Technology Inc	4.185%	2/15/27	BBB-	90,607
50	Microsoft Corp	3.300%	2/06/27	AAA	55,855
211	Microsoft Corp	3.450%	8/08/36	AAA	249,163
776	Microsoft Corp	2.921%	3/17/52	AAA	835,495
84	Moody's Corp	4.500%	9/01/22	BBB+	86,848
38	Moody's Corp	2.625%	1/15/23	BBB+	39,174

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 10	Moody's Corp	5.250%	7/15/44	BBB+	$13,748
150	Mosaic Co	4.875%	11/15/41	BBB-	180,712
100	Motorola Solutions Inc	4.600%	2/23/28	BBB-	117,118
100	Motorola Solutions Inc	2.750%	5/24/31	BBB-	103,612
100	National Fuel Gas Co	5.500%	1/15/26	BBB-	116,524
50	NetApp Inc	2.375%	6/22/27	BBB+	52,786
164	NIKE Inc	2.850%	3/27/30	AA-	179,931
50	Nordstrom Inc, (3)	4.375%	4/01/30	BBB-	52,721
10	Nordstrom Inc	5.000%	1/15/44	BBB-	9,939
10	Norfolk Southern Corp	3.650%	8/01/25	BBB+	11,004
100	Norfolk Southern Corp	2.300%	5/15/31	BBB+	103,126
142	Norfolk Southern Corp	4.837%	10/01/41	BBB+	183,836
50	Norfolk Southern Corp	4.450%	6/15/45	BBB+	62,529
50	NOV Inc	3.950%	12/01/42	BBB+	49,793
150	Novartis Capital Corp	2.200%	8/14/30	AA-	157,485
100	Novartis Capital Corp	4.400%	5/06/44	AA-	130,545
210	Nutrien Ltd	4.200%	4/01/29	BBB	243,873
54	NVIDIA Corp	2.200%	9/16/21	A	54,037
100	NVIDIA Corp	2.000%	6/15/31	A	101,700
50	NVIDIA Corp	3.500%	4/01/40	A	57,237
30	NVR Inc	3.000%	5/15/30	BBB+	32,074
100	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	3.150%	5/01/27	BBB-	108,027
100	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	2.500%	5/11/31	BBB-	103,555
104	Omnicom Group Inc	4.200%	6/01/30	BBB+	120,687
10	Omnicom Group Inc / Omnicom Capital Inc	3.600%	4/15/26	BBB+	11,106
273	ONEOK Inc	4.550%	7/15/28	BBB	314,438
19	ONEOK Inc	4.350%	3/15/29	BBB	21,660
60	Otis Worldwide Corp	3.112%	2/15/40	BBB	63,175
10	Owens Corning	3.400%	8/15/26	BBB-	10,902
50	Owens Corning	3.875%	6/01/30	BBB-	56,352
96	PACCAR Financial Corp	2.300%	8/10/22	A+	98,005
100	PACCAR Financial Corp	1.100%	5/11/26	A+	100,596
10	Parker-Hannifin Corp, (3)	3.250%	3/01/27	BBB+	10,990
104	Parker-Hannifin Corp	4.200%	11/21/34	BBB+	124,310
10	Parker-Hannifin Corp	4.450%	11/21/44	BBB+	12,726
150	PayPal Holdings Inc	2.850%	10/01/29	A-	163,147
60	PepsiCo Inc	3.500%	7/17/25	A+	66,128
20	PepsiCo Inc	2.375%	10/06/26	A+	21,481
100	PepsiCo Inc	1.625%	5/01/30	A+	100,161
20	PepsiCo Inc	4.875%	11/01/40	A+	27,010
60	PepsiCo Inc	4.250%	10/22/44	A+	76,477

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 364	PepsiCo Inc	2.875%	10/15/49	A+	$382,020
100	PPG Industries Inc, (3)	3.750%	3/15/28	A-	114,459
100	Procter & Gamble Co	1.000%	4/23/26	AA-	101,037
200	Procter & Gamble Co	3.000%	3/25/30	AA-	222,884
25	PulteGroup Inc	5.000%	1/15/27	BBB-	29,313
28	Quest Diagnostics Inc	4.250%	4/01/24	BBB	30,375
50	Quest Diagnostics Inc	3.450%	6/01/26	BBB	55,168
40	Regeneron Pharmaceuticals Inc	1.750%	9/15/30	BBB+	38,635
48	RELX Capital Inc	3.500%	3/16/23	BBB+	50,295
10	Republic Services Inc	3.375%	11/15/27	BBB	11,070
100	Republic Services Inc	3.950%	5/15/28	BBB	114,772
18	Republic Services Inc	2.300%	3/01/30	BBB	18,582
40	Republic Services Inc	1.450%	2/15/31	BBB	38,510
40	Rockwell Automation Inc, (3)	4.200%	3/01/49	A	50,829
150	Rogers Communications Inc	5.450%	10/01/43	BBB+	202,193
36	Roper Technologies Inc	3.125%	11/15/22	BBB+	37,034
100	Roper Technologies Inc	3.800%	12/15/26	BBB+	112,425
114	Ryder System Inc	2.500%	9/01/24	BBB	119,713
100	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB-	118,941
150	Sabine Pass Liquefaction LLC	4.500%	5/15/30	BBB-	175,260
60	salesforcecom Inc	3.700%	4/11/28	A+	68,613
100	salesforcecom Inc	2.700%	7/15/41	A+	102,208
100	salesforcecom Inc	2.900%	7/15/51	A+	102,469
10	Schlumberger Finance Canada Ltd	1.400%	9/17/25	A	10,177
100	Schlumberger Investment SA	2.650%	6/26/30	A	106,369
131	Sherwin-Williams Co	2.950%	8/15/29	BBB	142,555
30	Sherwin-Williams Co	4.500%	6/01/47	BBB	38,015
100	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	BBB+	104,549
100	Stanley Black & Decker Inc	4.250%	11/15/28	A-	118,181
10	Stanley Black & Decker Inc	4.000%	3/15/60	BBB	10,700
10	Starbucks Corp	3.500%	3/01/28	BBB+	11,230
222	Starbucks Corp	3.550%	8/15/29	BBB+	251,395
10	Starbucks Corp	4.300%	6/15/45	BBB+	12,030
50	Starbucks Corp	3.750%	12/01/47	BBB+	56,882
50	Takeda Pharmaceutical Co Ltd	3.375%	7/09/60	BBB+	53,943
21	Target Corp	3.375%	4/15/29	A	23,736
190	Target Corp	2.350%	2/15/30	A	200,587
9	Target Corp, (3)	3.900%	11/15/47	A	11,380
50	TC PipeLines LP	3.900%	5/25/27	BBB+	55,830
60	Teledyne Technologies Inc	2.250%	4/01/28	BBB-	62,033
20	Telefonica Emisiones SA	4.103%	3/08/27	BBB-	22,612

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 21	Telefonica Emisiones SA	7.045%	6/20/36	BBB-	$30,561
150	Telefonica Emisiones SA	5.520%	3/01/49	BBB-	197,584
50	Telefonica Europe BV	8.250%	9/15/30	BBB-	73,955
60	TELUS Corp	3.700%	9/15/27	BBB+	67,957
120	Texas Instruments Inc	1.750%	5/04/30	A+	121,464
150	Thermo Fisher Scientific Inc	4.133%	3/25/25	BBB+	166,343
40	Thomson Reuters Corp	3.350%	5/15/26	BBB	43,781
282	Toyota Motor Corp	2.760%	7/02/29	A+	307,888
100	Toyota Motor Credit Corp	0.400%	4/06/23	A+	100,160
100	Toyota Motor Credit Corp	0.450%	1/11/24	A+	99,965
60	Toyota Motor Credit Corp	2.000%	10/07/24	A+	62,612
100	Toyota Motor Credit Corp	1.125%	6/18/26	A+	100,405
10	Toyota Motor Credit Corp	3.650%	1/08/29	A+	11,506
78	Trane Technologies Global Holding Co Ltd	4.250%	6/15/23	BBB	83,391
10	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	BBB	11,413
50	Transcontinental Gas Pipe Line Co LLC	7.850%	2/01/26	BBB+	63,485
150	Transcontinental Gas Pipe Line Co LLC	3.250%	5/15/30	BBB+	163,467
50	Transcontinental Gas Pipe Line Co LLC	3.950%	5/15/50	BBB+	57,189
90	Trimble Inc	4.150%	6/15/23	BBB-	95,464
351	TWDC Enterprises 18 Corp	2.350%	12/01/22	A-	360,469
39	TWDC Enterprises 18 Corp	3.150%	9/17/25	A-	42,439
20	TWDC Enterprises 18 Corp	4.375%	8/16/41	A-	25,149
10	TWDC Enterprises 18 Corp	4.125%	12/01/41	A-	12,154
200	Tyson Foods Inc	4.875%	8/15/34	BBB	252,087
80	Unilever Capital Corp	3.125%	3/22/23	A+	83,517
100	Unilever Capital Corp	2.600%	5/05/24	A+	105,538
18	Unilever Capital Corp	3.100%	7/30/25	A+	19,642
21	Unilever Capital Corp	2.000%	7/28/26	A+	22,027
350	Union Pacific Corp	2.400%	2/05/30	A-	365,650
90	Union Pacific Corp	3.550%	8/15/39	A-	102,305
100	Union Pacific Corp	3.200%	5/20/41	A-	107,927
80	United Parcel Service Inc	4.450%	4/01/30	A	97,513
28	United Parcel Service Inc	6.200%	1/15/38	A	41,913
154	United Parcel Service Inc	3.750%	11/15/47	A	186,266
160	Valero Energy Corp	4.000%	4/01/29	BBB	179,182
100	Valero Energy Partners LP	4.375%	12/15/26	BBB	113,883
70	Valmont Industries Inc	5.250%	10/01/54	BBB-	89,233
100	Verisk Analytics Inc, (3)	4.125%	3/15/29	BBB	115,531
250	Verizon Communications Inc	0.750%	3/22/24	BBB+	251,115
250	Verizon Communications Inc	3.376%	2/15/25	BBB+	271,889
78	Verizon Communications Inc	2.625%	8/15/26	BBB+	83,139

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 39	Verizon Communications Inc	4.016%	12/03/29	BBB+	$45,102
100	Verizon Communications Inc	1.500%	9/18/30	BBB+	96,956
190	Verizon Communications Inc	5.250%	3/16/37	BBB+	253,559
200	Verizon Communications Inc	4.812%	3/15/39	BBB+	256,654
670	Verizon Communications Inc	4.672%	3/15/55	BBB+	874,902
50	VF Corp	2.800%	4/23/27	A-	53,793
300	ViacomCBS Inc	4.200%	5/19/32	BBB	350,570
240	Visa Inc	2.050%	4/15/30	AA-	249,594
189	Visa Inc	4.150%	12/14/35	AA-	235,965
135	VMware Inc	2.950%	8/21/22	BBB-	138,254
100	VMware Inc, (WI/DD)	1.400%	8/15/26	BBB-	100,319
20	Vodafone Group PLC	2.500%	9/26/22	BBB	20,497
30	Vodafone Group PLC	2.950%	2/19/23	BBB	31,190
10	Vodafone Group PLC	4.125%	5/30/25	BBB	11,180
233	Vodafone Group PLC	6.150%	2/27/37	BBB	325,713
80	Vodafone Group PLC	5.250%	5/30/48	BBB	106,426
200	Walgreens Boots Alliance Inc, (3)	3.200%	4/15/30	BBB	217,197
40	Walt Disney Co	2.650%	1/13/31	A-	42,570
130	Walt Disney Co	6.400%	12/15/35	A-	192,893
60	Walt Disney Co	4.950%	10/15/45	A-	82,184
270	Walt Disney Co	2.750%	9/01/49	A-	268,370
50	Waste Connections Inc	3.500%	5/01/29	BBB+	55,779
60	Waste Management Inc	3.150%	11/15/27	BBB+	66,182
30	Waste Management Inc	1.150%	3/15/28	BBB+	29,449
100	Waste Management Inc	2.000%	6/01/29	BBB+	102,660
10	Waste Management Inc	1.500%	3/15/31	BBB+	9,665
40	Western Union Co	2.850%	1/10/25	BBB	42,425
10	Western Union Co	6.200%	11/17/36	BBB	12,671
120	WRKCo Inc	4.000%	3/15/28	BBB	136,223
50	WW Grainger Inc	1.850%	2/15/25	A+	51,890
10	Xylem Inc/NY	2.250%	1/30/31	BBB	10,238
10	Zoetis Inc	3.250%	2/01/23	BBB+	10,355
10	Zoetis Inc	4.500%	11/13/25	BBB+	11,394
126	Zoetis Inc	3.900%	8/20/28	BBB+	144,971
9	Zoetis Inc	2.000%	5/15/30	BBB+	9,110
37,670	Total Industrial				42,762,451
	Utility – 2.3%
10	AEP Texas Inc	2.400%	10/01/22	BBB+	10,234
30	Alabama Power Co	1.450%	9/15/30	A+	29,184
111	Alabama Power Co	6.000%	3/01/39	A+	161,285

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 100	American Water Capital Corp	2.800%	5/01/30	A	$108,328
100	American Water Capital Corp	2.300%	6/01/31	A	103,496
200	Appalachian Power Co	4.400%	5/15/44	A-	243,836
100	Arizona Public Service Co	3.350%	5/15/50	A	109,943
300	Berkshire Hathaway Energy Co	5.150%	11/15/43	A-	403,325
100	CenterPoint Energy Inc	1.450%	6/01/26	BBB	101,134
90	CenterPoint Energy Resources Corp	4.100%	9/01/47	A-	107,378
121	Commonwealth Edison Co	6.450%	1/15/38	A	180,667
100	Connecticut Light and Power Co	2.050%	7/01/31	A+	102,627
100	Consolidated Edison Co of New York Inc	2.400%	6/15/31	A-	103,582
124	Consolidated Edison Co of New York Inc	5.500%	12/01/39	A-	168,309
10	Consolidated Edison Co of New York Inc	4.300%	12/01/56	A-	12,210
10	Consolidated Edison Co of New York Inc	4.500%	5/15/58	A-	12,588
10	Consumers Energy Co	0.350%	6/01/23	A+	10,003
90	Consumers Energy Co	3.500%	8/01/51	A+	104,632
30	Dominion Energy Inc	1.450%	4/15/26	BBB	30,285
10	DTE Electric Co	2.625%	3/01/31	A+	10,722
126	DTE Energy Co	2.950%	3/01/30	BBB	135,402
100	Duke Energy Carolinas LLC	2.450%	2/01/30	AA-	105,036
100	Duke Energy Carolinas LLC	2.550%	4/15/31	AA-	105,592
60	Duke Energy Carolinas LLC	4.250%	12/15/41	AA-	74,191
100	Duke Energy Corp	2.550%	6/15/31	BBB	103,306
100	Duke Energy Corp	4.800%	12/15/45	BBB	126,469
100	Emera US Finance LP, 144A	2.639%	6/15/31	BBB-	102,324
30	Emera US Finance LP	4.750%	6/15/46	BBB-	36,351
10	Enel Generacion Chile SA	4.250%	4/15/24	A-	10,703
157	Entergy Louisiana LLC	4.000%	3/15/33	A	186,409
100	Essential Utilities Inc	2.400%	5/01/31	A-	103,114
10	Exelon Corp	4.950%	6/15/35	BBB	12,583
191	Florida Power & Light Co	5.950%	2/01/38	AA-	279,319
48	Interstate Power and Light Co	3.600%	4/01/29	A-	53,835
100	NextEra Energy Capital Holdings Inc	1.900%	6/15/28	BBB+	102,072
100	NiSource Inc	3.600%	5/01/30	BBB	111,816
117	Northern States Power Co/MN	6.200%	7/01/37	A+	172,469
100	OGE Energy Corp	0.703%	5/26/23	BBB+	100,044
100	Piedmont Natural Gas Co Inc	2.500%	3/15/31	A-	103,044
36	Potomac Electric Power Co	6.500%	11/15/37	A	53,743
50	PPL Capital Funding Inc	3.100%	5/15/26	BBB+	54,088
18	Public Service Co of Colorado	6.500%	8/01/38	A+	27,406
100	Public Service Co of New Hampshire	2.200%	6/15/31	A+	104,110
10	Public Service Electric and Gas Co	2.450%	1/15/30	AA-	10,569

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 100	Public Service Electric and Gas Co	5.800%	5/01/37	AA-	$142,380
90	Puget Sound Energy Inc	5.638%	4/15/41	A	128,392
43	San Diego Gas & Electric Co	4.150%	5/15/48	A	53,848
104	Sempra Energy	6.000%	10/15/39	BBB	148,041
10	Southern California Edison Co	5.625%	2/01/36	A-	12,818
178	Southern California Edison Co	4.500%	9/01/40	A-	207,530
10	Southern California Edison Co	4.875%	3/01/49	A-	11,998
100	Southern California Edison Co	3.650%	6/01/51	A-	101,938
100	Southern Co	3.750%	9/15/51	BBB-	102,040
30	Tucson Electric Power Co	3.250%	5/01/51	A-	32,106
50	Union Electric Co	2.150%	3/15/32	A	51,032
60	Union Electric Co	5.300%	8/01/37	A	78,585
222	Virginia Electric and Power Co	6.000%	5/15/37	A	312,748
100	Wisconsin Electric Power Co	1.700%	6/15/28	A	101,468
48	Wisconsin Public Service Corp	3.671%	12/01/42	A	55,655
4,954	Total Utility				5,928,342
$ 62,921	Total Corporate Debt (cost $68,751,367)				70,909,936

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 5.7%
	Government Agency – 2.4%
$ 10	Equinor ASA	3.250%	11/10/24	AA	$10,811
10	Equinor ASA	3.000%	4/06/27	AA	10,925
10	Equinor ASA	3.625%	9/10/28	AA	11,360
214	Equinor ASA	3.125%	4/06/30	AA	236,617
10	Equinor ASA	3.950%	5/15/43	AA	11,852
10	Equinor ASA	3.700%	4/06/50	AA	11,760
120	Export Development Canada	2.500%	1/24/23	AAA	124,108
390	Federal Home Loan Banks	2.375%	9/08/23	AAA	407,661
440	Federal Home Loan Banks	2.500%	2/13/24	AAA	465,736
240	Federal Home Loan Banks	2.875%	6/14/24	AAA	257,152
100	Federal National Mortgage Association	0.300%	8/03/23	Aaa	100,263
81	Federal National Mortgage Association	2.625%	9/06/24	Aaa	86,751
70	Federal National Mortgage Association	1.625%	1/07/25	Aaa	72,876
200	Federal National Mortgage Association	0.625%	4/22/25	Aaa	200,890
200	Federal National Mortgage Association	0.500%	6/17/25	Aaa	199,680
200	Federal National Mortgage Association	1.875%	9/24/26	Aaa	211,453
529	Federal National Mortgage Association	5.625%	7/15/37	Aaa	817,930
100	Israel Government AID Bond	5.500%	12/04/23	AAA	111,401

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Government Agency (continued)
$ 10	Israel Government AID Bond	5.500%	9/18/33	AAA	$14,382
200	Japan Bank for International Cooperation	1.750%	10/17/24	A+	207,362
99	Japan Bank for International Cooperation	2.500%	5/28/25	A+	105,622
200	Japan Bank for International Cooperation	0.625%	7/15/25	A+	198,640
180	Japan Bank for International Cooperation	2.875%	6/01/27	A+	198,112
10	Korea Development Bank	2.750%	3/19/23	AA	10,366
100	Korea Development Bank	2.125%	10/01/24	AA	104,919
310	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	AAA	319,737
774	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	AAA	825,458
9	Kreditanstalt fuer Wiederaufbau	0.375%	7/18/25	AAA	8,920
10	Landwirtschaftliche Rentenbank	3.125%	11/14/23	AAA	10,637
50	Landwirtschaftliche Rentenbank	2.000%	1/13/25	AAA	52,522
150	Landwirtschaftliche Rentenbank	0.500%	5/27/25	AAA	149,538
109	Oesterreichische Kontrollbank AG	3.125%	11/07/23	AA+	115,936
200	Svensk Exportkredit AB	1.750%	12/12/23	AA+	206,564
61	Tennessee Valley Authority	4.700%	7/15/33	AAA	81,660
170	Tennessee Valley Authority	5.500%	6/15/38	AAA	251,281
16	Tennessee Valley Authority	5.250%	9/15/39	AAA	23,424
5,592	Total Government Agency				6,234,306
	Municipal Bonds – 2.4% (4)
150	African Development Bank (No Optional Call)	3.000%	9/20/23	AAA	158,654
100	African Development Bank (No Optional Call)	0.875%	7/22/26	AAA	100,435
229	Asian Development Bank (No Optional Call)	2.750%	3/17/23	AAA	238,541
9	Asian Development Bank (No Optional Call)	0.250%	7/14/23	AAA	8,999
400	Asian Development Bank (No Optional Call)	1.500%	10/18/24	AAA	413,160
20	Council Of Europe Development Bank (No Optional Call)	1.375%	2/27/25	AA+	20,585
100	European Bank for Reconstruction & Development (No Optional Call)	2.750%	3/07/23	AAA	104,071
170	European Investment Bank (No Optional Call)	1.375%	5/15/23	AAA	173,545
250	European Investment Bank (No Optional Call)	2.875%	8/15/23	Aaa	263,439
289	European Investment Bank (No Optional Call)	3.125%	12/14/23	Aaa	308,123
90	European Investment Bank (No Optional Call)	2.250%	6/24/24	AAA	94,851
150	Inter-American Development Bank (No Optional Call)	2.000%	7/23/26	AAA	158,855
100	Inter-American Development Bank (No Optional Call)	1.125%	7/20/28	AAA	100,268
340	Inter-American Development Bank (No Optional Call)	3.875%	10/28/41	Aaa	446,651
99	International Bank for Reconstruction & Development (No Optional Call)	7.625%	1/19/23	AAA	109,767
100	International Bank for Reconstruction & Development (No Optional Call)	2.500%	3/19/24	AAA	105,620
535	International Bank for Reconstruction & Development (No Optional Call)	1.500%	8/28/24	AAA	552,436
100	International Bank for Reconstruction & Development (No Optional Call)	2.125%	3/03/25	Aaa	105,578
60	International Bank for Reconstruction & Development (No Optional Call)	3.125%	11/20/25	AAA	66,317
110	International Finance Corp (No Optional Call)	0.375%	7/16/25	AAA	108,974

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    July 31, 2021
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (4) (continued)
$ 20	International Finance Corp (No Optional Call)	2.125%	4/07/26	AAA	$21,320
200	Nordic Investment Bank (No Optional Call)	2.250%	5/21/24	AAA	210,401
9	Province of Alberta Canada (No Optional Call)	2.200%	7/26/22	Aa3	9,180
250	Province of Alberta Canada (No Optional Call), (3)	1.000%	5/20/25	AA-	252,982
150	Province of Alberta Canada (No Optional Call)	3.300%	3/15/28	Aa3	169,876
40	Province of Alberta Canada (No Optional Call)	1.300%	7/22/30	AA-	39,106
59	Province of British Columbia Canada (No Optional Call)	2.000%	10/23/22	AAA	60,301
100	Province of British Columbia Canada (No Optional Call)	1.750%	9/27/24	AA+	103,963
50	Province of British Columbia Canada (No Optional Call)	2.250%	6/02/26	AAA	53,449
100	Province of British Columbia Canada (No Optional Call)	0.900%	7/20/26	AAA	100,589
9	Province of Manitoba Canada (No Optional Call)	2.125%	5/04/22	AA	9,135
10	Province of Manitoba Canada (No Optional Call)	2.100%	9/06/22	AA	10,203
100	Province of Manitoba Canada (No Optional Call)	2.600%	4/16/24	AA	105,772
70	Province of New Brunswick Canada (No Optional Call)	3.625%	2/24/28	AA	81,042
30	Province of Ontario Canada (No Optional Call)	2.550%	4/25/22	AA-	30,516
50	Province of Ontario Canada (No Optional Call)	2.250%	5/18/22	AA-	50,840
50	Province of Ontario Canada (No Optional Call)	2.200%	10/03/22	AA-	51,190
516	Province of Ontario Canada (No Optional Call)	1.750%	1/24/23	AA-	527,672
10	Province of Ontario Canada (No Optional Call)	3.400%	10/17/23	AA-	10,671
60	Province of Ontario Canada (No Optional Call)	3.200%	5/16/24	AA-	64,601
200	Province of Ontario Canada (No Optional Call)	2.500%	4/27/26	AA-	215,440
20	Province of Quebec Canada (No Optional Call)	2.625%	2/13/23	AA-	20,743
9	Province of Quebec Canada (No Optional Call)	2.875%	10/16/24	AA-	9,666
180	Province of Quebec Canada (No Optional Call)	1.500%	2/11/25	AA-	185,900
50	Province of Quebec Canada (No Optional Call)	0.600%	7/23/25	AA-	49,799
295	Province of Quebec Canada (No Optional Call)	2.500%	4/20/26	AA-	318,736
70	Province of Quebec Canada (No Optional Call)	2.750%	4/12/27	AA-	76,897
6,108	Total Municipal Bonds				6,478,859
	Sovereign Debt – 0.9%
10	Canada Government International Bond	2.000%	11/15/22	AAA	10,244
100	Canada Government International Bond	1.625%	1/22/25	AAA	103,943
210	Chile Government International Bond	2.450%	1/31/31	A	214,064
200	Chile Government International Bond	2.550%	1/27/32	A	204,920
130	Hungary Government International Bond	5.750%	11/22/23	BBB	145,532
14	Hungary Government International Bond	7.625%	3/29/41	BBB	23,553
240	Israel Government International Bond	2.750%	7/03/30	A+	258,276
80	Korea International Bond	2.750%	1/19/27	AA	87,010
10	Korea International Bond	2.500%	6/19/29	Aa2	10,796
20	Korea International Bond	1.000%	9/16/30	AA	19,269
10	Panama Government International Bond	3.750%	3/16/25	BBB	10,868

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt (continued)
$ 20	Panama Government International Bond	3.160%	1/23/30	BBB	$21,000
250	Panama Government International Bond	4.500%	5/15/47	BBB	284,707
70	Panama Government International Bond	4.500%	4/16/50	BBB	79,653
30	Peruvian Government International Bond	4.125%	8/25/27	BBB+	33,283
180	Peruvian Government International Bond	2.844%	6/20/30	BBB+	183,692
96	Peruvian Government International Bond	5.625%	11/18/50	BBB+	129,860
100	Republic of Italy Government International Bond	1.250%	2/17/26	N/R	99,603
150	Republic of Italy Government International Bond	2.875%	10/17/29	N/R	159,174
112	Uruguay Government International Bond	4.375%	1/23/31	BBB	130,891
200	Uruguay Government International Bond	4.125%	11/20/45	BBB	234,840
2,232	Total Sovereign Debt				2,445,178
$ 13,932	Total Government Related (cost $14,939,924)				15,158,343
	Total Long-Term Investments (cost $257,168,395)				260,794,170

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.5%
	MONEY MARKET FUNDS – 0.5%
1,349,362	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.050% (6)	$ 1,349,362
	Total Investments Purchased with Collateral from Securities Lending (cost $1,349,362)		1,349,362

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.7%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.7%
$ 1,829	Federal Agricultural Mortgage Corp Discount Notes	0.000%	8/02/21	N/R	$ 1,829,000
$ 1,829	Total Short-Term Investments (cost $1,829,000)				1,829,000
	Total Investments (cost $260,346,757) – 100.4%				263,972,532
	Other Assets Less Liabilities – (0.4)%				(1,088,536)
	Net Assets – 100%				$ 262,883,996

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    July 31, 2021
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch. Ratings are not covered by the report of independent registered public accounting firm.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,323,236.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(5)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
July 31, 2021
	NUAG	NUSA	NUHY	NUBD
Assets
Long-term investments, at value (cost $171,835,738, $39,557,678, $93,005,487 and $257,168,395, respectively)(1)	$172,427,062	$40,129,110	$94,190,613	$260,794,170
Investment purchased with collateral from securities lending, at value (cost approximates value)	1,604,714	277,750	1,871,599	1,349,362
Short-term investments, at value (cost approximates value)	43,850,497	727,000	192,000	1,829,000
Cash	—	—	159,557	4,531
Receivable for:
Interest	672,120	188,207	1,320,304	1,275,330
Investments sold	2,103,633	601,515	1,466,514	3,660,781
Securities lending income	101	31	1,134	532
Total assets	220,658,127	41,923,613	99,201,721	268,913,706
Liabilities
Cash overdraft	192,778	179	—	—
Payable for:
Collateral from securities lending program	1,604,714	277,750	1,871,599	1,349,362
Investments purchased - regular settlement	2,400,070	770,793	918,668	3,441,130
Investments purchased - when-issued/delayed-delivery settlement	42,764,650	411,206	—	1,189,948
Accrued expenses:
Management fees	17,538	7,080	28,113	45,661
Professional fees	1,012	236	548	1,532
Trustees fees	891	336	726	2,077
Other	—	—	4,020	—
Total liabilities	46,981,653	1,467,580	2,823,674	6,029,710
Net assets	$173,676,474	$40,456,033	$96,378,047	$262,883,996
Shares outstanding	6,900,000	1,600,000	3,900,000	10,000,000
Net asset value ("NAV") per share	$ 25.17	$ 25.29	$ 24.71	$ 26.29
Net assets consist of:
Capital paid-in	$179,619,875	$40,279,677	$96,678,730	$260,157,731
Total distributable earnings	(5,943,401)	176,356	(300,683)	2,726,265
Net assets	$173,676,474	$40,456,033	$96,378,047	$262,883,996
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01

(1)	Includes securities loaned of $1,571,525, $271,949, $1,796,839 and $1,323,236 for NUAG, NUSA, NUHY and NUBD, respectively.
See accompanying notes to financial statements.

Statement of Operations
Year Ended July 31, 2021
	NUAG	NUSA	NUHY	NUBD
Investment Income
Interest	$ 2,296,205	$ 618,603	$3,333,402	$ 3,853,537
Securities lending income, net	270	116	3,083	1,219
Total investment income	2,296,475	618,719	3,336,485	3,854,756
Expenses
Management fees	301,373	80,211	259,579	405,854
Professional fees	3,290	845	1,564	4,237
Trustees fees	3,664	1,127	2,068	5,629
Total expenses	308,327	82,183	263,211	415,720
Net investment income (loss)	1,988,148	536,536	3,073,274	3,439,036
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,541,233)	249,401	939,045	66,689
In-kind redemptions	(1,887,230)	86,177	—	—
Change in net unrealized appreciation (depreciation) of investments	(2,099,133)	(449,139)	445,273	(5,397,079)
Net realized and unrealized gain (loss)	(8,527,596)	(113,561)	1,384,318	(5,330,390)
Net increase (decrease) in net assets from operations	$(6,539,448)	$ 422,975	$4,457,592	$(1,891,354)
See accompanying notes to financial statements.

Statement of Changes in Net Assets
	NUAG		NUSA		NUHY		NUBD
	Year Ended 7/31/21	Year Ended 7/31/20	Year Ended 7/31/21	Year Ended 7/31/20	Year Ended 7/31/21	For the Period 9/25/19 (commencement of operations) through 7/31/20	Year Ended 7/31/21	Year Ended 7/31/20
Operations
Net investment income (loss)	$ 1,988,148	$ 2,851,689	$ 536,536	$ 716,658	$ 3,073,274	$ 1,730,589	$ 3,439,036	$ 1,930,718
Net realized gain (loss) from:
Investments	(4,541,233)	1,175,963	249,401	217,770	939,045	(1,796,697)	66,689	92,664
In-kind redemptions	(1,887,230)	(940,002)	86,177	261,126	—	—	—	171,532
Change in net unrealized appreciation (depreciation) of investments	(2,099,133)	578,463	(449,139)	629,947	445,273	739,853	(5,397,079)	7,704,023
Net increase (decrease) in net assets from operations	(6,539,448)	3,666,113	422,975	1,825,501	4,457,592	673,745	(1,891,354)	9,898,937
Distributions to Shareholders
Dividends	(3,233,360)	(3,772,060)	(923,780)	(894,030)	(3,626,280)	(1,805,740)	(4,115,730)	(2,152,900)
Decrease in net assets from distributions to shareholders	(3,233,360)	(3,772,060)	(923,780)	(894,030)	(3,626,280)	(1,805,740)	(4,115,730)	(2,152,900)
Fund Share Transactions
Proceeds from shares sold	576,413,221	439,401,562	7,650,840	22,618,439	39,351,360	57,327,420	121,402,100	89,150,650
Cost of shares redeemed	(473,809,350)	(429,469,590)	(2,547,690)	(15,045,450)	—	(50)	—	(5,194,200)
Net increase (decrease) in net assets from Fund share transactions	102,603,871	9,931,972	5,103,150	7,572,989	39,351,360	57,327,370	121,402,100	83,956,450
Net increase (decrease) in net assets	92,831,063	9,826,025	4,602,345	8,504,460	40,182,672	56,195,375	115,395,016	91,702,487
Net assets at the beginning of period	80,845,411	71,019,386	35,853,688	27,349,228	56,195,375	—	147,488,980	55,786,493
Net assets at the end of period	$ 173,676,474	$ 80,845,411	$40,456,033	$ 35,853,688	$96,378,047	$56,195,375	$262,883,996	$147,488,980
See accompanying notes to financial statements.

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Financial Highlights
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NUAG
2021	$26.08	$0.33	$(0.55)	$(0.22)	$(0.69)	$ —	$(0.69)	$25.17	$25.18
2020	24.49	0.55	1.88	2.43	(0.84)	—	(0.84)	26.08	26.05
2019	23.49	0.75	1.09	1.84	(0.84)	—	(0.84)	24.49	24.44
2018	24.61	0.67	(0.91)	(0.24)	(0.88)	—	(0.88)	23.49	23.50
2017(d)	25.00	0.57	(0.40)	0.17	(0.56)	—**	(0.56)	24.61	24.67
NUSA
2021	25.61	0.34	(0.08)	0.26	(0.58)	—	(0.58)	25.29	25.31
2020	24.86	0.55	0.90	1.45	(0.70)	—	(0.70)	25.61	25.69
2019	24.30	0.62	0.65	1.27	(0.71)	—	(0.71)	24.86	24.89
2018	25.11	0.55	(0.64)	(0.09)	(0.72)	—	(0.72)	24.30	24.33
2017(e)	25.00	0.23	0.04	0.27	(0.16)	—	(0.16)	25.11	25.15
NUHY
2021	24.43	1.04	0.47	1.51	(1.23)	—	(1.23)	24.71	24.78
2020(f)	25.00	0.93	(0.53)	0.40	(0.97)	—	(0.97)	24.43	24.74
NUBD
2021	27.31	0.45	(0.92)	(0.47)	(0.55)	—	(0.55)	26.29	26.30
2020	25.36	0.55	2.04	2.59	(0.64)	—	(0.64)	27.31	27.37
2019	24.17	0.63	1.24	1.87	(0.68)	—	(0.68)	25.36	25.38
2018(g)	25.00	0.48	(0.82)	(0.34)	(0.49)	—	(0.49)	24.17	24.20

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets
Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

(0.81) %	(0.64) %	$173,676	0.20%	1.32%	235%
10.11	10.19	80,845	0.20	2.21	208
8.03	7.77	71,019	0.20	3.17	167
(1.00)	(1.21)	147,959	0.20	2.79	123
0.74	1.00	54,135	0.20*	2.67*	84

1.03	0.80	40,456	0.20	1.33	46
5.93	6.15	35,854	0.20	2.20	51
5.37	5.31	27,349	0.20	2.54	36
(0.37)	(0.39)	26,727	0.20	2.22	37
1.10	1.26	30,132	0.20*	2.74*	4

6.32	5.25	96,378	0.35	4.14	65
1.79	3.02	56,195	0.35*	4.55*	47

(1.72)	(1.90)	262,884	0.20	1.69	33
10.38	10.51	147,489	0.20	2.07	18
7.89	7.84	55,786	0.20	2.59	27
(1.37)	(1.25)	41,088	0.20*	2.31*	17
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).
(d)	For the period September 14, 2016 (commencement of operations) through July 31, 2017.
(e)	For the period March 31, 2017 (commencement of operations) through July 31, 2017.
(f)	For the period September 25, 2019 (commencement of operations) through January 31, 2020.
(g)	For the period September 29, 2017 (commencement of operations) through July 31, 2018.
*	Annualized.
**	Rounds to less than $.01 per share.
See accompanying notes to financial statements.

Notes to Financial Statements
1.  General Information
Trust and Fund Information
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA), Nuveen ESG High Yield Corporate Bond ETF (NUHY) and Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”).
The end of the reporting period for the Funds is July 31, 2021, and the period covered by these Notes to Financial Statements is the fiscal year ended July 31, 2021 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Interest Income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind ("PIK") interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be consid-

Notes to Financial Statements (continued)
ered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
NUAG	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Securitized	$ —	$ 67,056,467	$ —	$ 67,056,467
U.S. Treasury	—	51,590,751	—	51,590,751
Corporate Debt	—	43,209,954	—	43,209,954
Government Related	—	10,569,890	—	10,569,890
Investments Purchased with Collateral from Securities Lending	1,604,714	—	—	1,604,714
Short-Term Investments:
U.S. Government and Agency Obligations	—	43,850,497	—	43,850,497
Total	$1,604,714	$216,277,559	$ —	$217,882,273

NUSA	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$17,384,755	$ —	$17,384,755
Securitized	—	12,153,973	—	12,153,973
U.S. Treasury	—	10,590,382	—	10,590,382
Investments Purchased with Collateral from Securities Lending	277,750	—	—	277,750
Short-Term Investments:
U.S. Government and Agency Obligations	—	727,000	—	727,000
Total	$277,750	$40,856,110	$ —	$41,133,860

NUHY	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$94,190,613	$ —	$94,190,613
Investments Purchased with Collateral from Securities Lending	1,871,599	—	—	1,871,599
Short-Term Investments:
U.S. Government and Agency Obligations	—	192,000	—	192,000
Total	$1,871,599	$94,382,613	$ —	$96,254,212

NUBD	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Treasury	$ —	$ 96,460,616	$ —	$ 96,460,616
Securitized	—	78,265,275	—	78,265,275
Corporate Debt	—	70,909,936	—	70,909,936
Government Related	—	15,158,343	—	15,158,343
Investments Purchased with Collateral from Securities Lending	1,349,362	—	—	1,349,362
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,829,000	—	1,829,000
Total	$1,349,362	$262,623,170	$ —	$263,972,532
4.  Portfolio Securities and Investments in Derivatives
Securities Lending
Effective September 4, 2020, each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.

Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statements of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received
NUAG	Corporate Debt	$ 448,892	$ 458,901
	Government Related	223,266	227,813
	U.S. Treasury	899,367	918,000
Total		$1,571,525	$1,604,714
NUSA	Corporate Debt	$ 271,949	$ 277,750
NUHY	Corporate Debt	$1,796,839	$1,871,599
NUBD	Corporate Debt	$1,133,642	$1,155,817
	Municipal Bonds	189,594	193,545
Total		$1,323,236	$1,349,362
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities, but excluding in-kind transactions) during the current fiscal period were as follows:
	NUAG	NUSA	NUHY	NUBD
Purchases:
Investment securities	$336,115,125	$17,880,458	$47,634,058	$101,132,408
U.S. Government and agency obligations	84,446,726	2,993,947	—	14,729,813
Sales and maturities:
Investment securities	281,442,459	15,647,655	50,411,127	57,052,264
U.S. Government and agency obligations	53,669,109	2,659,441	—	9,688,504
In-kind transactions during the current fiscal period were as follows:
	NUAG	NUSA	NUHY	NUBD
In-kind purchases	$262,695,556	$5,328,583	$41,195,732	$72,676,828
In-kind sales	243,036,013	2,645,939	—	—
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior fiscal period were as follows:
	NUAG				NUSA
	Year Ended 7/31/21		Year Ended 7/31/20		Year Ended 7/31/21		Year Ended 7/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22,600,000	$ 576,413,221	17,500,000	$ 439,401,562	300,000	$ 7,650,840	900,000	$ 22,618,439
Shares redeemed	(18,800,000)	(473,809,350)	(17,300,000)	(429,469,590)	(100,000)	(2,547,690)	(600,000)	(15,045,450)
Net increase (decrease)	3,800,000	$ 102,603,871	200,000	$ 9,931,972	200,000	$ 5,103,150	300,000	$ 7,572,989

	NUHY				NUBD
	Year Ended 7/31/21		For the Period 9/25/19 (commencement of operations) through 7/31/20		Year Ended 7/31/21		Year Ended 7/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,600,000	$39,351,360	2,300,002	$57,327,420	4,600,000	$121,402,100	3,400,000	$89,150,650
Shares redeemed	—	—	(2)	(50)	—	—	(200,000)	(5,194,200)
Net increase (decrease)	1,600,000	$39,351,360	2,300,000	$57,327,370	4,600,000	$121,402,100	3,200,000	$83,956,450

6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of July 31, 2021.
	NUAG	NUSA	NUHY	NUBD
Tax cost of investments	$217,515,533	$40,871,015	$95,568,489	$260,609,294
Gross unrealized:
Appreciation	$ 911,367	$ 458,686	$ 1,478,855	$ 5,153,451
Depreciation	(544,627)	(195,841)	(793,132)	(1,790,213)
Net unrealized appreciation (depreciation) of investments	$ 366,740	$ 262,845	$ 685,723	$ 3,363,238
Permanent differences, primarily due to redemption in-kind, bond premium amortization adjustments, and paydowns resulted in reclassifications among the Funds' components of net assets as of July 31, 2021, the Funds' tax year end.
The tax components of undistributed net ordinary income and net long-term capital gains as of July 31, 2021, the Funds' tax year end, were as follows:
	NUAG	NUSA	NUHY	NUBD
Undistributed net ordinary income[1]	$185,073	$83,714	$437,801	$500,902
Undistributed net long-term capital gains	—	—	—	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' tax years ended July 31, 2021 and July 31, 2020 was designated for purposes of the dividends paid deduction as follows:
2021	NUAG	NUSA	NUHY	NUBD
Distributions from net ordinary income[1]	$3,233,360	$923,780	$3,626,280	$4,115,730
Distributions from net long-term capital gains	—	—	—	—

2020	NUAG	NUSA	NUHY	NUBD
Distributions from net ordinary income[1]	$3,772,060	$894,030	$1,805,740	$2,152,900
Distributions from net long-term capital gains	—	—	—	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
As of July 31, 2021, the Funds’ tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	NUAG	NUSA	NUHY	NUBD
Not subject to expiration:
Short-term	$5,498,697	$ 80,573	$1,424,207	$1,137,875
Long-term	996,517	89,630	—	—
Total	$6,495,214	$170,203	$1,424,207	$1,137,875
During the Funds' tax year ended July 31, 2021, the following Funds utilized capital loss carryforwards as follows:

Notes to Financial Statements (continued)
	NUSA	NUHY
Utilized capital loss carryforwards	$62,691	$464,253
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund	Management Fee
NUAG	0.20%
NUSA	0.20
NUHY	0.35
NUBD	0.20
Other Transactions with Affiliates
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen of the following Fund is as follows:
NUAG
Nuveen owned shares	0%*

*	Rounds to less than 1%.
As of the end of the reporting period the percentage of Fund shares owned by TIAA of the following Fund is as follows:
NUHY
TIAA owned shares	46%
8.  Subsequent Events
Management Fees
During September 2021, the Board approved a reduction to the annual management fee for NUHY and NUBD. Effective September 28, 2021, the annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund	Management Fee
NUHY	0.30%
NUBD	0.15%

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Adminstrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan, Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund's market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund's listing exchange, as of the time that the Fund's NAV is calculated (normally 4:00 p.m. Eastern Time).
	NUAG		NUSA
Year Ended July 31, 2021	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
0.26% to 0.50%	5	2.0%	18	7.2%
0.00 to 0.25%	117	46.6%	229	91.2%
(0.01)% to (0.25)%	126	50.2%	4	1.6%
(0.26)% to (0.50)%	3	1.2%	-	-

	251	100%	251	100%

	NUHY		NUBD
Year Ended July 31, 2021	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
1.01% to 3.00%	33	13.1%	-	-
0.51% to 1.00%	156	62.2%	1	0.4%
0.26% to 0.50%	56	22.3%	62	24.7%
0.00 to 0.25%	6	2.4%	180	71.7%
(0.01)% to (0.25)%	-	-	8	3.2%

	251	100%	251	100%
Distribution Information: The Funds hereby designate their percentages of dividends paid from net ordinary income as dividends qualifying as Interest-Related Dividends and/or short-term capital gain dividends as defined in Internal Revenue Code Section 871(k) for the taxable periods ending December 31, 2020 and July 31, 2021:
	NUAG	NUSA	NUHY	NUBD
August 1, 2020 through December 31, 2020	91.2%	89.1%	82.3%	87.6%
January 1, 2021 through July 31, 2021	87.5%	88.3%	78.4%	88.1%

Additional Fund Information (Unaudited) (continued)

The Funds had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code for the taxable year ended July 31, 2021:
	NUAG	NUSA	NUHY	NUBD
% of Section 163(j) Interest Dividends	99.5%	99.5%	99.5%	99.3%
Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Bloomberg MSCI U.S. Aggregate ESG Select Index: The Index is composed of U.S. investment grade fixed income securities that satisfy certain ESG and low-carbon criteria, including U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. governments and corporations that are publicly offered for sale in the U.S. The index returns assume reinvestment of dividends, but do not include the effects of any sales charges or management fees.
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index: An index designed to utilize certain environmental, social, and governance (ESG) criteria to select from the securities included in the Bloomberg Barclays U.S. High Yield Very Liquid Index, which is designed to broadly capture the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The Index is rebalanced monthly. It is not possible to invest directly in an index. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index: The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass through securities and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
Bloomberg U.S. High Yield Very Liquid Index: An index designed to broadly capture the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
ICE BofA 1-5 Year U.S. Broad Market Index: This index consists of U.S. dollar-denominated, investment grade taxable debt securities with fixed rate coupons that have a remaining term to final maturity, or an average life, of less than five years. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
ICE BofA U.S. Broad Market Index: This index measures the performance of U.S. dollar-denominated, investment grade debt securities, including U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Securities are cap-weighted based on their amount outstanding times the market price plus accrued interest. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

Glossary of Terms Used in this Report (Unaudited) (continued)
ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index: This index is designed to broadly capture the 1-5 year U.S. investment grade bond market. This included U.S. government and Treasury debt as well corporate bonds. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
ICE BofA Enhanced Yield U.S. Broad Bond Index: This index is designed to broadly capture the U.S. investment grade bond market. This included U.S. government and Treasury debt as well corporate bonds. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Annual Investment Management Agreement Approval Process
(Unaudited)
At a meeting held on May 25-27, 2021 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as the investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Teachers Advisors, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Although the 1940 Act requires that continuances of the Advisory Agreements (as defined below) be approved by the in-person vote of a majority of the Independent Board Members, the May Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The May Meeting was held virtually in reliance on certain exemptive relief the Securities and Exchange Commission provided to registered investment companies providing temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in light of these challenges.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.” Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to its annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the funds; valuation of securities; fund expenses; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and portfolio teams, when feasible.
In addition, in connection with the annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its annual consideration of the renewal of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2020 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements. Accordingly, on April 21-22, 2021 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting. The Board reviewed fund performance throughout the year and in its review, the Board recognized the volatile market conditions that occurred in early 2020 arising, in part, from the public health crisis caused by the novel coronavirus known as COVID-19 and the resulting impact on a fund’s performance for 2020 and thereafter. Accordingly, the Board considered performance data measured over various periods of time as summarized in more detail below.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided throughout the year and at the April and May Meetings, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements as well as the Board’s conclusions.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory and other developments. The Board accordingly considered the extensive resources, tools and capabilities available to the Adviser to operate and manage the Nuveen funds. With respect to the Adviser, as a general matter, some of these services it and its affiliates provide to the Nuveen funds include, but are not limited to: product management (such as setting dividends, analyzing fund expenses, providing competitive analysis, and providing due diligence support); investment oversight, risk management and securities valuation services (such as overseeing and reviewing the various sub-advisers to the Nuveen funds and their investment teams; analyzing fund performance and risk data; overseeing operational and risk management; participating in financial statement, marketing and risk disclosures; providing daily valuation services and developing related valuation policies, procedures and methodologies; periodic testing of audit and regulatory requirements; participating in product development and management processes; participating in leverage management, liquidity monitoring and counterparty credit oversight; providing due diligence and overseeing fund accounting and custody providers; overseeing third party pricing services and periodically assessing investment and liquidity risks); fund administration (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; overseeing the funds’ independent public accountants and other service providers; analyzing products and enhancements; and managing fund budgets and expenses); oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers); Board relations services (such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as managing compliance policies; monitoring compliance with applicable fund policies and laws and regulations; devising internal compliance programs and a framework to review and assess compliance programs; evaluating the compliance programs of the various sub-advisers to the Nuveen funds and certain other service providers; responding to regulatory requests; and preparing compliance training materials); and legal support and oversight of outside law firms (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies).
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2020 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
•	Centralization of Functions – ongoing initiatives to centralize investment leadership, market approach and shared support functions within Nuveen and its affiliates in seeking to operate more effectively the business and enhance the services to the Nuveen funds;
•	Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; and modifying portfolio management teams for various funds;
•	Investment Team Integrations – continuing to integrate and adjust the members of certain investment teams, in part, to allow greater access to tools and resources within the Nuveen organization and its affiliates;

•	Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds and facilitate regulatory or logistical changes;
•	Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
•	Compliance Program Initiatives – continuing efforts to mitigate compliance risk, increase operating efficiencies, implement enhancements to strengthen key compliance program elements and support international business growth and other corporate objectives;
•	Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment teams; new products; changes to mandates, policies and benchmarks; and other management proposals;
•	Risk Management and Valuation Services - continuing to oversee and manage risk including, among other things, conducting daily calculations and monitoring of risk measures across the Nuveen funds, instituting appropriate investment risk controls, providing risk reporting throughout the firm, participating in internal oversight committees, and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintains the valuation policies and procedures, facilitates valuation committee meetings, manages relationships with pricing vendors, and prepares relevant valuation reports and designs methods to simplify and enhance valuation workflow within the organization;
•	Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
•	Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
•	Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program designed to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
•	Dividend Management Services – continuing to manage the dividends among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
In its review, the Board recognized that Nuveen’s risk management, compliance, technology and operations capabilities are all integral to providing its investment management services to the Nuveen funds. Further, the Board noted the benefits to shareholders of investing in a Nuveen fund, as each Nuveen fund is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times as occurred in the market in the first half of 2020. The Board recognized the impact of the COVID-19 pandemic during the year and the adaptations required by service providers to continue to deliver their services to the Nuveen funds, including working remotely. In this regard, the Board noted the ability of the Adviser and the various sub-advisers to the Nuveen funds to provide continuously their services notwithstanding the significant disruptions caused by the pandemic. In addition to the services provided by the Adviser, the Board also considered the risks borne by the Adviser and its affiliates in managing the Nuveen funds, including entrepreneurial, operational, reputational, regulatory and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board also considered the structure of investment personnel compensation programs and whether this structure provides appropriate incentives to act in the best interests of the respective Nuveen funds. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one- and three-year periods ending December 31, 2020 (or for shorter periods available to the extent a Fund was not in existence during such periods) as well as performance data periods ending nearer to the May Meeting, including the quarter, one- and three-year periods ending March 31, 2021 (or for shorter periods available to the extent a Fund was not in existence during such periods). The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results. For Nuveen funds that had changes in portfolio managers since 2018 or significant changes, among other things, to their investment strategies or policies since 2019, the Board reviewed certain performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to certain peer groups and/or benchmark(s) as well as differences in the composition of the peer groups over time will necessarily contribute to differences in performance results and limit the value of the comparative information.
The Board also evaluated performance in light of various relevant factors, including, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board recognized the significant market decline in the early part of 2020 in connection with, among other things, the impact of the COVID-19 pandemic and that such a period of underperformance and market volatility may significantly weigh on the longer term performance results. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or peer group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board noted that each Fund, a Nuveen exchange-traded fund (“ETF”), is designed to track the performance of a specified index (the “Underlying Index”). In its review, the Board received and reviewed information addressing, among other things, the net asset value performance of each Fund, the performance of such Fund’s Underlying Index and parent index, such Fund’s relative performance compared to the performance of peer funds (the “Performance Peer Group”) and such Fund’s tracking error and excess return compared to its Underlying Index over certain periods. However, given each Fund’s investment objective of seeking investment results that correspond generally to the performance of its Underlying Index, the Board recognized that the extent to which a Fund tracked its benchmark was of greater relevance in assessing the performance for the Fund and therefore placed more emphasis on the tracking error and correlation data provided.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Enhanced Yield U.S. Aggregate Bond ETF (the “Enhanced Yield Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one- and three-year periods ended December 31, 2020 and March 31, 2021 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2020. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2021 and the third quartile of its Performance Peer Group for the three-year period ended March 31, 2021. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the correlation and tracking difference data. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (the “Enhanced Yield 1-5 Year Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one- and three-year periods ended December 31, 2020 and March 31, 2021 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2020 and third quartile for the three-year period ended December 31, 2020. The Fund also ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2021. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the correlation and tracking difference data. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen ESG High Yield Corporate Bond ETF (the “ESG High Yield Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-year periods ended December 31, 2020 and March 31, 2021 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the third quartile of its Performance Peer Group for such periods. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the correlation and tracking difference data. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen ESG U.S. Aggregate Bond ETF (the “ESG Aggregate Bond Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one- and three-year periods ended December 31, 2020 and March 31, 2021 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2020 and third quartile for the three-year period ended December 31, 2020. In addition, the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2021 and third quartile for the three-year period ended March 31, 2021. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the correlation and tracking difference data. Based on its review, the Board was satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also generally considered the total operating expense ratio of a Nuveen fund before and after any fee waivers and/or expense reimbursements. With respect to the Nuveen ETFs, such as the Funds, however, the Board recognized that a Nuveen ETF pays a unitary fee and therefore, the Board reviewed the unitary fee compared to the gross and net management fees and net total expense ratios of a group of comparable funds (the “Peer Group”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Group and recognized that differences between the applicable fund and its respective Peer Group as well as changes to the composition of the Peer Group from year to year may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”), including the ESG Aggregate Bond Fund, and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
As noted above, the Board recognized that the Nuveen ETFs pay the Adviser a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Nuveen ETFs, subject to certain exceptions. Unlike the typical fee arrangements of the other Nuveen funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). Under the unified fee structure, the Board recognized that the Adviser generally bears the risks of the operating costs rising (and benefits if such expenses decrease) and therefore has an incentive to be administratively efficient. As part of the Board’s analysis of the fee level of a Fund, the Independent Board Members reviewed, among other things, the unified fee compared to the gross and net management fees and net total expense ratios of its respective Peer Group.
With respect to the Sub-Adviser, the Board also considered the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Enhanced Yield Fund and the Enhanced Yield 1-5 Year Fund each had a net management fee and a net expense ratio that were below the respective peer averages; (b) the ESG High Yield Fund had a net management fee and a net expense ratio that were in line with the respective peer averages; and (c) the ESG Aggregate Bond Fund had a net management fee and a net expense ratio that were higher than the respective peer averages. The Independent Board Members noted that the ESG Aggregate Bond Fund’s relative stand-

Annual Investment Management Agreement Approval Process (Unaudited) (continued)
ing in its peer set changed, in part, due to a reduction in the average net expense ratio of the peer set related to an increase in the average net assets of the peer set and differences in investment strategies of the peer set relative to such Fund.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and certain funds advised by the Sub-Adviser. The Board further noted that the Adviser also advised and the Sub-Adviser sub-advised additional ETFs sponsored by Nuveen.
The Board recognized that the Funds had an affiliated sub-adviser and, with respect to affiliated sub-advisers, reviewed, among other things, the range of fees assessed for foreign investment companies and ETFs offered by Nuveen. In addition, the Board reviewed the management fees and expense ratios of certain funds advised by the Sub-Adviser in the TIAA-CREF family of funds.
In considering the fee data of other clients, the Board recognized, among other things, the differences in the amount, type and level of services provided to the Nuveen funds relative to other clients as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to the other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Further, with respect to ETFs, the Board considered that Nuveen ETFs were passively managed compared to the active management of the other Nuveen funds which contributed to the differences in fee levels between the Nuveen ETFs and other Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2020 and 2019. The Board reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax and excluding distribution) from Nuveen funds only; revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen for fund advisory services; and comparative profitability data comparing the operating margins of Nuveen compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. In reviewing the peer comparison data, the Independent Board Members noted that Nuveen Investments, Inc.’s operating margins were on the low range compared to the total company adjusted operating margins of the peers. The Board also reviewed the revenues and expenses the Adviser derived from its ETF product line for the 2019 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide expenses to the Nuveen complex and its affiliates and to further allocate such Nuveen complex expenses between the Nuveen fund and non-fund businesses. Generally, fund-specific expenses are allocated to the Nuveen funds and partial fund-related expenses and/or corporate overhead and shared costs (such as legal and compliance, accounting and finance, information technology and human resources and office services) are partially attributed to the funds pursuant to cost allocation methodologies. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2020, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments, Inc. compared to the firm-wide adjusted margins of the peers for each calendar year from 2010 to 2020. The Board had also appointed three Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and any proposed changes to the cost allocation methodology prior to incorporating any such changes and to report to the full Board. The Board recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results. The Independent Board Members also considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between 2019 and 2020. The Board also noted the reinvestments Nuveen and/or its parent made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to information technology, portfolio accounting systems and the global trading platform.

In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments, Inc. were in the lower half of the peer group range; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2020 and 2019 calendar years to consider the financial strength of TIAA. The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility as experienced with the COVID-19 pandemic.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the Nuveen funds. In this regard, the Independent Board Members reviewed the Sub-Adviser’s revenues, expenses and net operating income for its advisory services to the Nuveen ETFs and Nuveen closed-end funds for 2020 and 2019.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board noted that, with respect to the Nuveen funds generally, although the management fee of the Adviser is typically comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules. The Board recognized that the Nuveen ETFs (including the Funds) pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Independent Board Members noted that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Independent Board Members considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a competitive fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. As the Nuveen ETFs do not have breakpoints, they do not participate in the complex-level fee programs.
The Independent Board Members also recognized the Adviser’s continued reinvestment in its business through various initiatives including maintaining a seed account available for investments into Nuveen funds and investing in its internal infrastructure, information technology and other systems that will, among other things, consolidate and enhance accounting systems, integrate technology platforms to support growth and efficient data processing, and further develop its global trading platform to enhance the investment process for the investment teams.
Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders. The Board further concluded that the absence of a fund-level and/or complex-level breakpoint schedule or arrangement (as applicable) was acceptable.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Independent Board Members also noted that various sub-advisers may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that the Sub-Adviser does not participate in soft dollar arrangements with respect to Nuveen fund portfolio transactions.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.
G. Subsequent Board Actions
At a meeting held on September 20, 2021, given continued growth in Nuveen ESG ETFs and certain comparative fee data with other ESG ETFs in the industry, among other things, the Board approved a five basis point (0.05%) reduction in the unitary management fee for the ESG High Yield Fund and the ESG Aggregate Bond Fund, effective September 28, 2021.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each of the Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, the Funds did not exceed the 15% limit on Illiquid investments.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. None of the Trustees who are not “interested” persons of the Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each Trustee oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name, Year of Birth & Address	Position(s) Held with the Funds	Year First Elected or Appointed (1)	Principal Occupation(s) Including other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee
Independent Trustees:
Terence J. Toth 1959 333 W. Wacker Drive Chicago, IL 60606	Chair and Trustee	2008	Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); Director, Quality Control Corporation (manufacturing) (since 2012); member: Catalyst Schools of Chicago Board (since 2008) and Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General Investment Management America, Inc. (asset management) (2008-2013); formerly, CEO and President, Northern Trust Global Investments (financial services) (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000-2004); prior thereto, various positions with Northern Trust Company (financial services) (since 1994); formerly, Member, Northern Trust Mutual Funds Board (2005-2007), Northern Trust Global Investments Board (2004-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003- 2007) and Northern Trust Hong Kong Board (1997-2004).	146
Jack B. Evans 1948 333 W. Wacker Drive Chicago, IL 60606	Trustee	1999	Chairman (since 2019), formerly, President (1996-2019), The Hall-Perrine Foundation, (private philanthropic corporation); Life Trustee of Coe College and the Iowa College Foundation; formerly, Member and President Pro-Tem of the Board of Regents for the State of Iowa University System (2007- 2013); Director and Chairman (2009-2021), United Fire Group, a publicly held company; Director, Public Member, American Board of Orthopaedic Surgery (2015-2020); Director (2000-2004), Alliant Energy; Director (1996-2015), The Gazette Company (media and publishing); Director (1997- 2003), Federal Reserve Bank of Chicago; President and Chief Operating Officer (1972-1995), SCI Financial Group, Inc., (regional financial services firm).	146

Name, Year of Birth & Address	Position(s) Held with the Funds	Year First Elected or Appointed (1)	Principal Occupation(s) Including other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee
William C. Hunter 1948 333 W. Wacker Drive Chicago, IL 60606	Trustee	2003	Dean Emeritus, formerly, Dean, Tippie College of Business, University of Iowa (2006-2012); Director of Wellmark, Inc. (since 2009); past Director (2005-2015), and past President (2010- 2014) Beta Gamma Sigma, Inc., The International Business Honor Society; formerly, Director (2004-2018) of Xerox Corporation; formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003); formerly, Director (1997-2007), Credit Research Center at Georgetown University.	146
Amy B. R. Lancellotta 1959 333 W. Wacker Drive Chicago, IL 60606	Trustee	2021	Formerly, Managing Director, Independent Directors Council (IDC) (supports the fund independent director community and is part of the Investment Company Institute (ICI), which represents regulated investment companies) (2006-2019); formerly, various positions with ICI (1989-2006); Member of the Board of Directors, Jewish Coalition Against Domestic Abuse (JCADA) (since 2020).	146
Joanne T. Medero 1954 333 W. Wacker Drive Chicago, IL 60606	Trustee	2021	Formerly, Managing Director, Government Relations and Public Policy (2009-2020) and Senior Advisor to the Vice Chairman (2018-2020), BlackRock, Inc. (global investment management firm); formerly, Managing Director, Global Head of Government Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management businesses)(2006-2009); formerly, Managing Director, Global General Counsel and Corporate Secretary, Barclays Global Investors (global investment management firm) (1996-2006); formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm) (1993-1995); formerly, General Counsel, Commodity Futures Trading Commission (government agency overseeing U.S. derivatives markets) (1989-1993); formerly, Deputy Associate Director/Associate Director for Legal and Financial Affairs, Office of Presidential Personnel, The White House (1986-1989); Member of the Board of Directors, Baltic-American Freedom Foundation (seeks to provide opportunities for citizens of the Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).	146
Albin F. Moschner 1952 333 W. Wacker Drive Chicago, IL 60606	Trustee	2016	Founder and Chief Executive Officer, Northcroft Partners, LLC, (management consulting) (since 2012); formerly, Chairman (2019), and Director (2012-2019), USA Technologies, Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial Corporation (1996-2016); previously, held positions at Leap Wireless International, Inc. (consumer wireless services), including Consultant (2011-2012), Chief Operating Officer (2008-2011), and Chief Marketing Officer (2004-2008); formerly, President, Verizon Card Services division of Verizon Communications, Inc. (2000-2003); formerly, President, One Point Services at One Point Communications (telecommunication services) (1999-2000); formerly, Vice Chairman of the Board, Diba, Incorporated (internet technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer (1995-1996) of Zenith Electronics Corporation (consumer electronics).	146

Trustees and Officers (Unaudited) (continued)
Name, Year of Birth & Address	Position(s) Held with the Funds	Year First Elected or Appointed (1)	Principal Occupation(s) Including other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee
John K. Nelson 1962 333 W. Wacker Drive Chicago, IL 60606	Trustee	2013	Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications strategies for clients) (since 2008); served The President's Council of Fordham University (2010-2019) and previously a Director of the Curran Center for Catholic American Studies (2009-2018); formerly, senior external advisor to the Financial Services practice of Deloitte Consulting LLP. (2012-2014); former Chair of the Board of Trustees of Marian University (2010-2014 as trustee, 2011-2014 as Chair); formerly Chief Executive Officer of ABN AMRO Bank N.V., North America, and Global Head of the Financial Markets Division (2007-2008), with various executive leadership roles in ABN AMRO Bank N.V. between 1996 and 2007.	146
Judith M. Stockdale 1947 333 W. Wacker Drive Chicago, IL 60606	Trustee	1997	Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.) (since 2013); formerly, Board Member, U.S. Endowment for Forestry and Communities (national endowment addressing forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.) (2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes Protection Fund (endowment created jointly by seven of the eight Great Lakes states' Governors to take a regional approach to improving the health of the Great Lakes) (1990-1994).	146
Carole E. Stone 1947 333 W. Wacker Drive Chicago, IL 60606	Trustee	2007	Former Director, Chicago Board Options Exchange (2006-2017), and C2 Options Exchange, Incorporated (2009-2017); formerly, Director, Cboe Global Markets, Inc., (2010-2020) (formerly named CBOE Holdings, Inc.); formerly, Commissioner, New York State Commission on Public Authority Reform (2005-2010).	146
Matthew Thornton III 1958 333 W. Wacker Drive Chicago, IL 60606	Trustee	2020	Formerly, Executive Vice President and Chief Operating Officer (2018-2019), FedEx Freight Corporation, a subsidiary of FedEx Corporation ("FedEx") (provider of transportation, e-commerce and business services through its portfolio of companies); formerly, Senior Vice President, U.S. Operations (2006-2018), Federal Express Corporation, a subsidiary of FedEx; formerly Member of the Board of Directors (2012-2018), Safe Kids Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since 2014), The Sherwin-Williams Company (develops, manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International (provider of communications infrastructure).	146

Name, Year of Birth & Address	Position(s) Held with the Funds	Year First Elected or Appointed (1)	Principal Occupation(s) Including other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee
Margaret L. Wolff 1955 333 W. Wacker Drive Chicago, IL 60606	Trustee	2016	Formerly, member of the Board of Directors (2013-2017) of Travelers Insurance Company of Canada and The Dominion of Canada General Insurance Company (each, a part of Travelers Canada, the Canadian operation of The Travelers Companies, Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher & Flom LLP (legal services, Mergers & Acquisitions Group) (2005-2014); Member of the Board of Trustees of New York-Presbyterian Hospital (since 2005); Member (since 2004) and Chair (since 2015) of the Board of Trustees of The John A. Hartford Foundation (a philanthropy dedicated to improving the care of older adults); formerly, Member (2005-2015) and Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke College.	146
Robert L. Young 1963 333 W. Wacker Drive Chicago, IL 60606	Trustee	2017	Formerly, Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. (financial services) (2010-2016); formerly, President and Principal Executive Officer (2013-2016), and Senior Vice President and Chief Operating Officer (2005-2010), of J.P. Morgan Funds; formerly, Director and various officer positions for J.P. Morgan Investment Management Inc. (formerly, JPMorgan Funds Management, Inc. and formerly, One Group Administrative Services) and JPMorgan Distribution Services, Inc. (financial services) (formerly, One Group Dealer Services, Inc.) (1999-2017).	146

Name, Year of Birth & Address	Position(s) Held with the Funds	Year First Elected or Appointed(2)	Principal Occupation(s) During Past 5 Years
Officers of the Funds:
Jordan M. Farris 1980 333 W. Wacker Drive Chicago, IL 60606	Chief Administrative Officer	2019	Managing Director (since 2017), formerly Vice President (2016-2017), Head of Product Management and Development, ETFs, Nuveen Securities, LLC; Director, Guggenheim Funds Distributors (2013-2016).
Mark J. Czarniecki 1979 901 Marquette Avenue Minneapolis, MN 55402	Vice President and Assistant Secretary	2013	Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016) and Nuveen Fund Advisors, LLC (since 2017); Vice President and Associate General Counsel of Nuveen (since 2013) and Vice President, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC (since 2018).
Diana R. Gonzalez 1978 333 W. Wacker Drive Chicago, IL 60606	Vice President and Secretary	2017	Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017); Vice President and Associate General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson National Asset Management, LLC (2012-2017).
Nathaniel T. Jones 1979 333 W. Wacker Drive Chicago, IL 60606	Vice President and Treasurer	2016	Senior Managing Director (since 2021), formerly, Managing Director (2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011- 2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Tina M. Lazar 1961 333 W. Wacker Drive Chicago, IL 60606	Vice President	2002	Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of Nuveen Securities, LLC.
Brian J. Lockhart 1974 333 W. Wacker Drive Chicago, IL 60606	Vice President	2019	Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and Certified Financial Risk Manager.

Trustees and Officers (Unaudited) (continued)
Name, Year of Birth & Address	Position(s) Held with the Funds	Year First Elected or Appointed(2)	Principal Occupation(s) During Past 5 Years
Jacques M. Longerstaey 1963 8500 Andrew Carnegie Blvd. Charlotte, NC 28262	Vice President	2019	Senior Managing Director, Chief Risk Officer, Nuveen (since May 2019); Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC; formerly, Chief Investment and Model Risk Officer, Wealth & Investment Management Division, Wells Fargo Bank (NA) (2013-2019).
Kevin J. McCarthy 1966 333 W. Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	2007	Senior Managing Director (since 2017) and Secretary and General Counsel (since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President (2016-2017) and Managing Director and Assistant Secretary (2008-2016); Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and Managing Director (2008-2016); Senior Managing Director (since 2017) and Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director (2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director (since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President (2016-2017) and Managing Director and Assistant Secretary (2011-2016); Vice President (since 2007) and Secretary (since 2016), formerly, Assistant Secretary, of NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC and Winslow Capital Management, LLC (since 2010). Senior Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative Investments, LLC.
Jon Scott Meissner 1973 8500 Andrew Carnegie Blvd. Charlotte, NC 28262	Vice President and Assistant Secretary	2019	Managing Director of Mutual Fund Tax and Financial Reporting groups at Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since 2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan 1969 730 Third Avenue New York, NY 10017	Vice President	2020	President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President, Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of Nuveen Securities, LLC (since 2020); Managing Member of MDR Collaboratory LLC (since 2018); Managing Director, Head of Wealth Management Product Structuring & COO Multi Asset Investing. The Blackstone Group (2013-2017).
Christopher M. Rohrbacher 1971 333 W. Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	2008	Managing Director and Assistant Secretary (since 2017) of Nuveen Securities, LLC; Managing Director (since 2017), General Counsel (since 2020), and Assistant Secretary (since 2016), formerly, Senior Vice President (2016-2017), of Nuveen Fund Advisors, LLC; Managing Director, Associate General Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since 2020); Managing Director (since 2017) and Associate General Counsel (since 2016), formerly, Senior Vice President (2012-2017) and Assistant General Counsel (2008-2016) of Nuveen.
William A. Siffermann 1975 333 W. Wacker Drive Chicago, IL 60606	Vice President	2017	Managing Director (since 2017), formerly Senior Vice President (2016-2017) and Vice President (2011-2016) of Nuveen.
E. Scott Wickerham 1973 8500 Andrew Carnegie Blvd. Charlotte, NC 28262	Vice President and Controller	2019	Senior Managing Director, Head of Public Investment Finance at Nuveen (since 2019), formerly, Managing Director; Senior Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and Principal Financial Officer, Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration (2014-2015); has held various positions with TIAA since 2006.

Name, Year of Birth & Address	Position(s) Held with the Funds	Year First Elected or Appointed(2)	Principal Occupation(s) During Past 5 Years
Mark L. Winget 1968 333 W. Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	2008	Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since 2020); Vice President (since 2010) and Associate General Counsel (since 2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman 1956 333 W. Wacker Drive Chicago, IL 60606	Vice President and Chief Compliance Officer	1988	Formerly: Managing Director (2002-2020) and Assistant Secretary (2002-2020) of Nuveen Securities, LLC; formerly, Managing Director (2002-2020), Assistant Secretary (1997-2020) and Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC; formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of Nuveen Investments, Inc.; formerly, Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC (2011-2020); formerly, Vice President and Assistant Secretary of NWQ Investment Management Company, LLC (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.
(1)         Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen fund complex.
(2)         Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen fund complex.

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/exchange-traded-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    NAN-ENHUS-0721D1819424-INV-Y-09/22

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, William C. Hunter and Albin F. Moschner, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Currently, Ms. Stone is on the Board of Directors of CBOE Holdings, Inc., of the Chicago Board Options Exchange, and of C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee has involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Hunter was formerly a Senior Vice President at the Federal Reserve Bank of Chicago. As part of his role as Senior Vice President, Mr. Hunter was the senior officer responsible for all operations of each of the Economic Research, Statistics, and Community and Consumer Affairs units at the Federal Reserve Bank of Chicago. In such capacity, Mr. Hunter oversaw the subunits of the Statistics and Community and Consumer Affairs divisions responsible for the analysis and evaluation of bank and bank holding company financial statements and financial filings. Prior to serving as Senior Vice President at the Federal Reserve Bank of Chicago, Mr. Hunter was the Vice President of the Financial Markets unit at the Federal Reserve Bank of Atlanta where he supervised financial staff and bank holding company analysts who analyzed and evaluated bank and bank holding company financial statements. Mr. Hunter also currently serves on the Boards of Directors of Xerox Corporation and Wellmark, Inc. as well as on the Audit Committees of such Boards. As an Audit Committee member, Mr. Hunter’s responsibilities include, among other things, reviewing financial statements, internal audits and internal controls over financial reporting. Mr. Hunter also formerly was a Professor of Finance at the University of Connecticut School of Business and has authored numerous scholarly articles on the topics of finance, accounting and economics.

Mr. Moschner, Founder and Chief Executive Officer, Northcroft Partners, LLC, (management consulting) (since 2012); formerly, Chairman (2019), and Director (2012-2019), USA Technologies, Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial Corporation (1996-2016); previously, held positions at Leap Wireless International, Inc., (consumer wireless services) including Consultant (2011-2012), Chief Operating Officer (2008-2011), and Chief Marketing Officer (2004-2008); formerly, President, Verizon Card Services division of Verizon Communications, Inc. (2000-2003); formerly, President, One Point Services at One Point Communications (telecommunication services) (1999-2000); formerly, Vice Chairman of the Board, Diba, Incorporated (internet technology provider) (1996-1997); formerly, various executive positions (1991-1996), including Chief Executive Officer (1995-1996) of Zenith Electronics Corporation (consumer electronics).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in her absence, any other member of the Audit Committee).

Fiscal Year Ended July 31, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	18,690	0	0	0
Nuveen ESG U.S. Aggregate Bond ETF	18,640	0	0	0
Nuveen ESG High Yield Corporate Bond ETF	18,690	0	0	0
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	18,690	0	0	0

Total	$74,710	$0	$0	$0

[1]

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

[2]

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

[3]

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

[4]

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen ESG U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen ESG High Yield Corporate Bond ETF	0%	0%	0%	0%
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	0%	0%	0%	0%

Fiscal Year Ended July 31, 2020	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	18,330	0	0	0
Nuveen ESG U.S. Aggregate Bond ETF	18,280	0	0	0
Nuveen ESG High Yield Corporate Bond ETF	18,330	0	0	0
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	18,330	0	0	0

Total	$73,270	$0	$0	$0

[1]

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

[2]

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

[3]

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.

[4]

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

[5]	Fund commenced operations on 9/26/2019

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen ESG U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen ESG High Yield Corporate Bond ETF	0%	0%	0%	0%
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	0%	0%	0%	0%

Fiscal Year Ended July 31, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2020	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
NuShares ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0	0	0	0
Nuveen ESG U.S. Aggregate Bond ETF	0	0	0	0
Nuveen ESG High Yield Corporate Bond ETF	0	0	0	0
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended July 31, 2020	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0	0	0	0
Nuveen ESG U.S. Aggregate Bond ETF	0	0	0	0
Nuveen ESG High Yield Corporate Bond ETF	0	0	0	0
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	0	0	0	0

Total	$0	$0	$0	$0
“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). As of the end of the period covered by this report, the members of the audit committee are Jack B. Evans, William C. Hunter, John K. Nelson, Judith M. Stockdale and Carole E. Stone, Chair.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By (Signature and Title)	/s/ Diana R. Gonzalez
Diana R. Gonzalez
Vice President and Secretary

Date: October 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: October 6, 2021

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: October 6, 2021